UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07527

                                  Turner Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                              code: 1-800-224-6312

                   Date of fiscal year end: September 30, 2009

                    Date of reporting period: March 31, 2009

Item 1.    Reports to Stockholders.
--------------------------------------------------------------------------------
[TURNER FUNDS LOGO]                                          SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                                                  March 31, 2009
      U.S. growth equity funds
      ------------------------
      Turner Concentrated Growth Fund

      Turner Core Growth Fund

      Turner Emerging Growth Fund

      Turner Large Cap Growth Fund

      Turner Midcap Growth Fund

      Turner New Enterprise Fund

      Turner Small Cap Growth Fund


      International growth equity funds
      ---------------------------------
      Turner International Core Growth Fund

      U.S. core equity funds
      ----------------------
      Turner Midcap Equity Fund

      Turner Quantitative Broad Market Equity Fund

      Turner Small Cap Equity Fund

      U.S. value equity funds
      -----------------------
      Turner Quantitative Large Cap Value Fund

--------------------------------------------------------------------------------

    CONTENTS

 2  Letter to shareholders

 5  Total returns of Turner Funds

 8  Investment review:
    Turner Concentrated Growth Fund

 9  Investment review:
    Turner Core Growth Fund

10  Investment review:
    Turner Emerging Growth Fund

11  Investment review:
    Turner Large Cap Growth Fund

12  Investment review:
    Turner Midcap Growth Fund

13  Investment review:
    Turner New Enterprise Fund

14  Investment review:
    Turner Small Cap Growth Fund

15  Investment review:
    Turner International Core Growth Fund

16  Investment review:
    Turner Midcap Equity Fund

17  Investment review:
    Turner Quantitative Broad Market Equity Fund

18  Investment review:
    Turner Small Cap Equity Fund

19  Investment review:
    Turner Quantitative Large Cap Value Fund

20  Financial statements

60  Notes to financial statements

67  Board of Trustees considerations in approving the Advisory Agreements

68  Disclosure of fund expenses


TURNER FUNDS

As of March 31, 2009, the Turner Funds offered a series of 12 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $25,000 for the Turner Quantitative Large Cap Value Fund) for regular accounts and $100,000 (with the exception of $10,000 for the Turner Quantitative Large Cap Value
Fund) for individual retirement accounts. The minimum initial investment for Investor Class Shares and Retirement Class Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the Funds (other than the Turner Small Cap Equity Fund and Turner Midcap Equity Fund). Turner Investment Partners, Inc., founded in 1990, manages more than $14 billion in stock investments as of March 31, 2009. Turner Investment Management LLC, a subsidiary of Turner Investment Partners, Inc., serves as the investment adviser for the Turner Small Cap Equity Fund and Turner Midcap Equity Fund.

SHAREHOLDER SERVICES

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our Web site, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.


                                         TURNER FUNDS 2009 SEMIANNUAL REPORT | 1

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

The stock market in the six-month period that ended March 31, 2009, continued to largely skulk along the bearish path it's been on for much of the decade. Historically the best-performing asset class, stocks have chronically underachieved in what's being called "the Terrible 2000s": indeed, stocks are headed towards the worst decade of performance since market data first began to be extensively compiled in the 1920s -- worse even than the Great Depression decade of the 1930s.

For the decade through March 31, 2009, the market, as represented by the S&P 500 Index, is down an annualized 4.7% . In contrast, in the 1930s, when economic conditions were far, far more bleak than today, large-cap stocks lost 0.1% annualized, according to Ibbotson Associates.

As for the past six months, investor sentiment about this URSUS HORRIBILIS of a market was at times so direly pessimistic that it called to mind this bit of black humor by Woody Allen: "We stand here today at a great crossroads. One fork leads to utter chaos and despair, the other to complete annihilation. Let us hope we have the wisdom to choose the right one." In fact, the choices for the market seemed limited mainly to despair and more despair, as stocks wiped out trillions of dollars of investors' wealth en route to hitting a 12-year low on March 9. For the entire six-month period, the S&P 500 Index fell 30.54% . Such a steep loss reflected the continuing fallout from the financial crisis -- all the bad loans and leverage that have devastated the fundamentals of the financial-services sector -- as well as a recession that has resulted in the elimination of about 5 million jobs over the past 16 months and an operating loss (the first ever) for the S&P 500 companies in the fourth quarter.

BEARISHNESS RAMPANT

In one reflection of the chaos, despair, and annihilation roiling the market, the American Association of Individual Investors reported in March that 55.1% of those polled were bearish, compared with the average bearish reading of 29.7% . And the Chicago Board of Options Exchange's Market Volatility Index fluctuated between 40 and 80 -- "a level associated with fear of an economic depression," said BARRON'S.

Against such a gloomy backdrop, our 12 Turner stock funds in the past six months recorded losses ranging from 25.83% to 37.66% (SEE TABLE BEGINNING IN THE NEXT COLUMN). If you have pangs of indigestion from those results, well, all we can say is that we too are suffering from the same queasy feelings. We urge our portfolio managers to eat their own cooking -- to invest along with you in the funds they manage. So if it's any consolation, our stomachs are more than a little sour from our funds' performance of late.

Even so, we draw some relief from this: six of our 12 funds beat at least one of their indexes -- the Turner Large Cap Growth Fund and the Turner Small Cap Growth Fund, which are domestic growth funds; the Turner Quantitative Broad Market Equity Fund and the Turner Quantitative Large Cap Value Fund, our two quantitative funds; and the Turner Midcap Equity Fund and the Turner Small Cap Equity Fund, our two core/value funds.

RESULTS AS A CONTINUUM

In any case, we hasten to point out, as we never tire of doing, that an investment is best evaluated as a continuum. For convenience's sake, semiannual reports like this one saw up investment periods into neat, distinct segments, like manufactured fireplace logs. The problem is that an account of the latest results tends to focus on the SEPARATENESS of the reporting period rather than on its CONTINUITY with what has been and what may yet to come.

To us (and, we hope, to you), what matters most is a fund's performance over the long term. And by that standard, we think our funds have considerable merit: nine of our 11 funds that are older than 12 months have beaten one or both of their benchmarks since inception -- an investment record that few other mutual-fund families can match, a record that we believe confirms the soundness of our growth, core/value, and quantitative investment processes and the ability of our teams of portfolio managers. Those teams are headed by me and seven talented portfolio managers: Tom DiBella, Steve Gold, David Kovacs, Chris McHugh, Bill McVail, Frank Sustersic, and Mark Turner. We think the proven effectiveness of our investment processes and our portfolio managers increases the likelihood that we can continue to replicate good long-term investment results for you.

Mercifully, bear markets don't last. But fortunately, good portfolio managers do. Our lead portfolio managers have an average tenure of 13 years at our firm and more than 23 years of experience on average in the industry. We want them to continue doing what they do so well for many years to come, long after the Terrible 2000s are seen for what we think they truly are: an anomaly in the generally robust long-term performance of stocks.

--------------------------------------------------------------------------------
TOTAL RETURNS
Six-month period ended March 31, 2009

U.S. GROWTH FUNDS

TURNER CONCENTRATED
GROWTH FUND (TTOPX)                   (33.39)%
S&P 500 Index *                       (30.54)
Russell 1000 Growth Index             (25.97)
--------------------------------------------------------------------------------

2 | TURNER FUNDS 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                                  March 31, 2009

--------------------------------------------------------------------------------

TURNER CORE GROWTH FUND,
INSTITUTIONAL CLASS (TTMEX)                                            (27.66)
Russell 1000 Growth Index                                              (25.97)
TURNER EMERGING GROWTH FUND,
INVESTOR CLASS (TMCGX)                                                 (37.66)
Russell 2000 Growth Index                                              (34.51)
TURNER LARGE CAP GROWTH FUND,
INSTITUTIONAL CLASS (TSGEX)                                            (25.83)
Russell Top 200 Growth Index                                           (24.47)
Russell 1000 Growth Index                                              (25.97)
TURNER MIDCAP GROWTH FUND,
INVESTOR CLASS (TMGFX)                                                 (31.78)
Russell Midcap Growth Index                                            (29.81)
TURNER NEW ENTERPRISE FUND (TBTBX)                                     (31.25)
NASDAQ Composite Index                                                 (26.47)
TURNER SMALL CAP GROWTH
FUND (TSCEX)                                                           (33.76)
Russell 2000 Growth Index                                              (34.51)
INTERNATIONAL GROWTH FUND
TURNER INTERNATIONAL CORE GROWTH FUND
INSTITUTIONAL CLASS (TICGX)                                            (33.03)
MSCI World Growth ex-U.S. Index                                        (30.22)
U.S. CORE FUNDS
TURNER MIDCAP EQUITY FUND,
INVESTOR CLASS (TMCFX)                                                 (30.77)
Russell Midcap Index                                                   (33.80)
TURNER QUANTITATIVE BROAD
MARKET EQUITY FUND,
INSTITUTIONAL CLASS (TBMEX)                                            (29.15)
Russell 3000 Index                                                     (31.12)
S&P 500 Index                                                          (30.54)
TURNER SMALL CAP EQUITY FUND,
INVESTOR CLASS (TSEIX)                                                 (35.87)
Russell 2000 Index                                                     (37.17)
U.S. VALUE FUND
TURNER QUANTITATIVE LARGE CAP
VALUE FUND,
INSTITUTIONAL CLASS (TLVFX)                                            (34.53)
Russell 1000 Value Index                                               (35.22)
--------------------------------------------------------------------------------

* Effective September 30, 2009, we intend to remove this benchmark for the Turner Concentrated Growth Fund, based on our view that the Russell 1000 Growth Index is more appropriate.

(Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance. For more details on the performance of each fund during the six-month period, see the INVESTMENT REVIEW beginning on page 8.)

WILL IT EVER END?

So, when will this grizzly bear of a market finally end?

It's been said that you can get nearly as useful advice about the market's future direction from your portfolio manager or your barber, but at least the barber gives you a haircut with the forecast. From personal experience, I can report that my barber of 23 years, John Dionisi, is free with his own observations about the latest developments in the market AND he gives a first-rate haircut to boot. And John Dionisi, in common with anyone who has more than a casual interest in stocks, thinks the much-anticipated market bottom can't come soon enough. Like small children on a road trip, people keep asking, "Are we there yet?" No one -- including us -- knows if we are in fact there yet. We don't know if the low of the S&P 500 reached on March 9 will in fact be the low for this market cycle or if the intense rally that followed will be sustained over the next few months (for the year-to-date through March 31, the S&P 500 Index has lost 10.98%) . All we can say for certain is that this bear market, as of March 2009, is 16 months old, and the 10 bear markets that have taken place since 1956 have averaged 15 months. That suggests to us that this bear market is closer to its end than to its beginning.

At the same time, we DO have strongly positive convictions about the long-term course of stocks. As bottom-up investors, making forecasts isn't our primary preoccupation; we focus more on picking good stocks than on top-down data about the economy or the market. Even so, we ARE compelled to envisage the future to some degree; our assessment of the economy and the market complements the other portfolio-management tools we use in selecting stocks. Here's our assessment of where the market is headed:

We refuse to believe that the next 10 years for stocks will be as painfully disappointing as the last 10 years. That's because we as investors believe above all in PROBABILITIES, in making decisions that are THE MOST LIKELY to produce a constructive result. And based on the probabilities, we think this decade of dreadful performance by stocks is likely to be the exception that proves the rule.

We know that in the past seven full decades, stocks have lost money only once, as noted, in the 1930s. And we know that over rolling 10-year periods, the S&P 500 Index stocks have lost money only three times, in 1929-1938 (a 0.89% loss), 1930-1939 (a 0.05% loss), and 1999-2008 (a 1.38% loss). So we think it's
PROBABLE -- but not guaranteed -- that the stock market will generate a soundly positive return in the next decade and over most of the 10 overlapping rolling 10-year periods in that decade.

                                         TURNER FUNDS 2009 SEMIANNUAL REPORT | 3

--------------------------------------------------------------------------------

71% ODDS IN STOCKS

Also, we think it's probable that avoiding the considerable short-term uncertainty that stocks now pose may prove costly. Our research shows that when the S&P 500 Index's annualized return for a 10-year period fell to 1% or less, the next 10 years produced an average cumulative return of 175%, or 10.4% a year, compared with the 9.6% long-term average total return for the index. What's more, in the past 83 years, the S&P 500 stocks have made money 71% of the time annually. So the Terrible 2000s notwithstanding, the odds have favored stocks. In short, we think it's PROBABLE -- but, again, not guaranteed -- that stocks will resume their generally upward bias in the years ahead.

As we see it, the stock market could finally break into bullish territory for good once signs become more evident that the economy is improving. More signs are in fact materializing. For instance, the recent outperformance of early-cycle stocks, especially technology stocks, is encouraging, since early cyclicals have typically heralded a trough in the leading economic indicators about two quarters in advance. And the federal government is providing stimulus to the economy that we liken to a gigantic safety net -- a $2-trillion net that will be altered and broadened even further, if necessary, to help renew growth.

HOW OUR FUNDS ARE POSITIONED

In anticipation of better days ahead for the economy and the market, we continue to pick the stocks that our growth, core/value, and quantitative investment processes indicate have the strongest return potential.

Our eight U.S. and international growth funds, as always, hold shares that in our estimation offer the greatest prospective earnings power. Our growth funds have about a 75% weighting in classic growth stocks with strong fundamentals in industries such as investment management, biotechnology, semiconductors, and wireless communications. The remaining 25% is invested in early-cycle stocks -- stocks of leaders in industries such as retailing, home construction, semiconductors, and finance, which have historically been the first to rally when the market turns bullish.

Our two core/value funds, as always, emphasize stocks of companies with business momentum or undervalued assets, or both. Their holdings generally have relatively low price/book ratios, with above-average levels of cash on their issuers' balance sheets. We think select stocks in these industries, among others, offer potential gains: regional banking, natural-gas distribution, property/ casualty insurance, and discount retailing.

Our two quantitative funds are distinguished by their broad diversification, with holdings that have market characteristics similar to those of the benchmarks. The funds favor health-care, consumer-staples, and utilities/communication stocks for their near-term return potential. Conversely, they are avoiding high-beta stocks, based on our belief that shares with low volatility stand the best chance of generating extra return in the near term.

As of the first quarter of 2009, you and about 18,900 other individual and institutional shareholders had accounts in these mutual funds. We realize that the wealth you entrust to us is irreplaceable, and we take a measure of pride in how we've been able to enhance our shareholders' wealth in the long run. Please be assured that we remain committed to doing our level best to generate more wealth for you (and for us) via the Turner Funds. We thank you for your patience, a virtue that can be scarce in a bear market as awful as this one. As we see it, your patience should be rewarded with better results in the stock market and our funds in the years ahead.


/s/ Bob Turner
------------------------------
Bob Turner

CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VIEWS EXPRESSED ARE THOSE OF TURNER INVESTMENT PARTNERS AS OF MARCH 31, 2009, AND ARE NOT INTENDED AS A FORECAST OR INVESTMENT RECOMMENDATIONS. THE INDEXES MENTIONED ARE NOT AVAILABLE FOR INVESTMENT.


[PHOTO OF BOB TURNER]

BOB TURNER

--------------------------------------------------------------------------------


4 | TURNER FUNDS 2009 SEMIANNUAL REPORT

PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURNS OF TURNER FUNDS

Through March 31, 2009

CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1.800.224.6312 OR VISIT OUR WEBSITE AT WWW.TURNERINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS SHOWN, UNLESS OTHERWISE INDICATED, ARE TOTAL RETURNS, WITH DIVIDENDS AND INCOME REINVESTED. RETURNS SPANNING MORE THAN ONE YEAR ARE ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. THE INDICES MENTIONED ARE UNMANAGED STATISTICAL COMPOSITES OF STOCK-MARKET PERFORMANCE. INVESTING IN AN INDEX IS NOT POSSIBLE.

THE HOLDINGS AND SECTOR WEIGHTINGS OF THE FUNDS ARE SUBJECT TO CHANGE. FORWARD-EARNINGS PROJECTIONS ARE NOT PREDICTORS OF STOCK PRICE OR INVESTMENT PERFORMANCE, AND DO NOT REPRESENT PAST PERFORMANCE. THERE IS NO GUARANTEE THAT THE FORWARD-EARNINGS PROJECTIONS WILL ACCURATELY PREDICT THE ACTUAL EARNINGS EXPERIENCE OF ANY OF THE COMPANIES INVOLVED, AND THERE IS NO GUARANTEE THAT OWNING SECURITIES OF COMPANIES WITH RELATIVELY HIGH PRICE-TO-EARNINGS RATIOS WILL CAUSE THE PORTFOLIO TO OUTPERFORM ITS BENCHMARK OR INDEX.

THE TURNER FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY, OAKS, PENNSYLVANIA 19456. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING 1.800.224.6312 . READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.



                                              Year                                     (Annualized)   Total
                                      Six      to      One     Three    Five     Ten      Since     net assets
Fund name/index                     months    date     year    years    years   years   inception    ($mil)
-------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                        (33.39)%  (1.17)% (49.16)% (20.25)% (9.11)%   N/A     (5.04)%    $ 27.62
S&P 500 Index                      (30.54)  (11.01)  (38.09)  (13.06)  (4.77)    n/a     (3.75)
Russell 1000 Growth Index          (25.97)   (4.12)  (34.28)  (11.28)  (4.38)    n/a     (5.75)
INCEPTION DATE: 6/30/99
-------------------------------------------------------------------------------------------------------------
TURNER CORE GROWTH FUND --
INSTITUTIONAL CLASS SHARES         (27.66)   (1.97)  (40.09)  (14.01)  (3.74)    N/A     (3.34)      247.50
INVESTOR CLASS SHARES (1)          (27.70)   (1.97)  (40.24)  (14.21)    N/A     N/A     (8.89)      188.00
Russell 1000 Growth Index          (25.97)   (4.12)  (34.28)  (11.28)  (4.38)    n/a     (4.73)
INCEPTION DATE: 2/28/01
-------------------------------------------------------------------------------------------------------------
TURNER EMERGING GROWTH FUND (7) --
INSTITUTIONAL CLASS SHARES (2)        N/A      N/A      N/A      N/A     N/A     N/A     (2.07)*      22.50
INVESTOR CLASS SHARES              (37.66)  (10.07)  (41.08)  (15.38)  (2.37)  14.10     16.42       292.27
Russell 2000 Growth Index          (34.51)   (9.74)  (36.36)  (16.20)  (5.37)  (1.60)    (2.12)
INCEPTION DATE: 2/27/98
-------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND --
INSTITUTIONAL CLASS SHARES         (25.83)   (1.45)  (40.59)  (15.89)  (7.69)    N/A    (11.44)       21.77
INVESTOR CLASS SHARES (3)          (25.88)   (1.46)  (40.68)     N/A     N/A     N/A    (22.66)        1.12
Russell Top 200 Growth Index       (24.47)   (4.39)  (32.21)   (9.78)  (4.45)    n/a     (9.03)
Russell 1000 Growth Index          (25.97)   (4.12)  (34.28)  (11.28)  (4.38)    n/a     (8.51)
INCEPTION DATE: 6/14/00
-------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND (7) --
INSTITUTIONAL CLASS SHARES (4)     (31.68)   (4.28)    N/A       N/A     N/A     N/A    (48.37)*      94.32
INVESTOR CLASS SHARES              (31.78)   (4.34)  (43.39)  (16.42)  (4.69)   0.01      6.61       642.54
RETIREMENT CLASS SHARES (5)        (31.85)   (4.42)  (43.54)  (16.68)  (5.05)    N/A      0.01         2.54
Russell Midcap Growth Index        (29.81)   (3.36)  (39.58)  (14.89)  (3.91)  (0.86)     2.82
INCEPTION DATE: 10/1/96
-------------------------------------------------------------------------------------------------------------


                                        TURNER FUNDS 2009 SEMIANNUAL REPORT |  5

PERFORMANCE (continued)
-------------------------------------------------------------------------------------------------------------


                                               Year                                   (Annualized)   Total
                                    Six         to     One     Three    Five    Ten      Since     net assets
Fund name/index                   months       date    year     years   years  years   inception    ($mil)
-------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND (7)   (31.25)%    (0.77)% (46.23)% (19.06)% (5.98)%   N/A     (10.33)%   $ 18.66
NASDAQ Composite Index           (26.47)     (2.78)  (32.24)  (12.49)  (4.43)    n/a      (9.77)
INCEPTION DATE: 6/30/00
-------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP
GROWTH FUND (7)                  (33.76)     (8.80)  (37.61)  (16.14)  (4.58)   0.54%      8.26      169.85
Russell 2000 Growth Index        (34.51)     (9.74)  (36.36)  (16.20)  (5.37)  (1.60)      2.02
INCEPTION DATE: 2/7/94
-------------------------------------------------------------------------------------------------------------
TURNER INTERNATIONAL
CORE GROWTH FUND --
INSTITUTIONAL CLASS SHARES       (33.03)     (8.82)  (50.74)     N/A     N/A     N/A     (23.23)       2.56
INVESTOR CLASS SHARES (6)           N/A      (8.82)     N/A      N/A     N/A     N/A     (10.92)*        --
MSCI World Growth ex-U.S. Index  (30.22)    (11.71)  (45.29)     n/a     n/a     n/a     (21.60)
INCEPTION DATE: 1/31/07
-------------------------------------------------------------------------------------------------------------
TURNER MIDCAP EQUITY FUND --
INSTITUTIONAL CLASS SHARES       (30.42)    (10.44)  (40.26)     N/A     N/A     N/A     (24.18)       0.38
INVESTOR CLASS SHARES            (30.77)    (10.45)  (40.66)     N/A     N/A     N/A     (24.75)       0.30
Russell Midcap Index             (33.80)     (8.98)  (40.81)     n/a     n/a     n/a     (24.50)
INCEPTION DATE: 1/31/07
-------------------------------------------------------------------------------------------------------------
TURNER QUANTITATIVE BROAD
MARKET EQUITY FUND --
INSTITUTIONAL CLASS SHARES       (29.15)     (9.85)     N/A      N/A     N/A     N/A     (38.15)*      0.38
INVESTOR CLASS SHARES            (29.28)    (10.00)     N/A      N/A     N/A     N/A     (38.33)*        --
Russell 3000 Index               (31.12)    (10.08)     n/a      n/a     n/a     n/a     (37.14)
S&P 500 Index                    (30.54)    (11.01)     n/a      n/a     n/a     n/a     (36.35)
INCEPTION DATE: 6/30/08
-------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND (7) --
INSTITUTIONAL CLASS SHARES (2)      N/A        N/A      N/A      N/A     N/A     N/A      (4.40)*         --
INVESTOR CLASS SHARES            (35.87)    (13.97)  (40.51)  (19.90)  (7.34)    N/A       0.69        23.42
Russell 2000 Index               (37.17)    (14.95)  (37.50)  (16.80)  (5.24)    n/a      (0.72)
INCEPTION DATE: 3/4/02
-------------------------------------------------------------------------------------------------------------
TURNER QUANTITATIVE
LARGE CAP VALUE FUND --
INSTITUTIONAL CLASS SHARES       (34.53)    (17.32)  (41.57)  (13.74)    N/A     N/A      (9.44)        0.59
INVESTOR CLASS SHARES (6)           N/A        N/A      N/A      N/A     N/A     N/A     (21.70)*         --
Russell 1000 Value Index         (35.22)    (16.77)  (42.42)  (15.40)    n/a     n/a     (10.67)
INCEPTION DATE: 10/10/05
-------------------------------------------------------------------------------------------------------------


(1) Commenced operations on August 1, 2005.
(2) Commenced operations on February 1, 2009.
(3) Commenced operations on January 31, 2007.
(4) Commenced operations on June 16, 2008.
(5) Commenced operations on September 24, 2001.
(6) Commenced operations on October 31, 2008.
(7) Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.
* Returns of less than one year are cumulative, and not annualized.

Amounts designated as "--" have been rounded to $0 ($mil).



6 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

EXPENSE RATIO+
                                  Gross      Net                                     Gross      Net
                                 expense   expense                                  expense   expense
                                  ratio     ratio                                     ratio    ratio
------------------------------   -------   -------   -----------------------------  -------   -------
  TURNER CONCENTRATED                                TURNER INTERNATIONAL CORE
  GROWTH FUND                                        GROWTH FUND
  Investor Class Shares           1.92%     1.53%    Institutional Class Shares       3.05%    1.10%
  TURNER CORE GROWTH FUND                            Investor Class Shares            3.30%    1.35%
  Institutional Class Shares      0.91%     0.69%    TURNER MIDCAP EQUITY FUND
  Investor Class Shares           1.16%     0.94%    Institutional Class Shares      16.78%    0.90%
  TURNER EMERGING GROWTH FUND                        Investor Class Shares           17.03%    1.15%
  Institutional Class Shares      1.27%     1.15%    TURNER QUANTITATIVE BROAD
  Investor Class Shares           1.52%     1.40%    MARKET EQUITY FUND
  TURNER LARGE CAP GROWTH FUND                       Institutional Class Shares      26.62%    0.64%
  Institutional Class Shares      1.09%     0.69%    Investor Class Shares           26.87%    0.89%
  Investor Class Shares           1.36%     0.94%    TURNER SMALL CAP EQUITY FUND
  TURNER MIDCAP GROWTH FUND                          Institutional Class Shares       1.37%    1.20%
  Institutional Class Shares      1.03%     0.93%    Investor Class Shares            1.62%    1.45%
  Investor Class Shares           1.25%     1.18%    TURNER QUANTITATIVE LARGE CAP
  Retirement Class Shares         1.50%     1.43%    VALUE FUND
  TURNER NEW ENTERPRISE FUND                         Institutional Class Shares       6.13%    0.69%
  Investor Class Shares           1.90%     1.52%    Investor Class Shares            6.38%    0.94%
  TURNER SMALL CAP GROWTH FUND
  Investor Class Shares           1.51%     1.25%


+ These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.


                                       TURNER FUNDS 2009 SEMIANNUAL REPORT  |  7

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CONCENTRATED GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TTOPX
                                                MARKET
o     CUSIP #87252R862                      CAPITALIZATION     INVESTMENT STYLE
                                                              VALUE       GROWTH
o     Top five holdings+++                       LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
      (1)   QUALCOMM                             SMALL         [ ]   [ ]   [ ]

      (2)   Gilead Sciences

      (3)   BlackRock, Cl A

      (4)   Monsanto

      (5)   Toll Brothers

o     % in five largest holdings 26.7%+

o     Number of holdings 22

o     Price/earnings ratio 21.4

o     Weighted average market capitalization $19.31 billion

o     % of holdings with positive earnings surprises 52.7%

o     % of holdings with negative earnings surprises 47.3%

o     Net assets $28 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CONCENTRATED GROWTH FUND:

JUNE 30, 1999-MARCH 31, 2009*

                                  [LINE GRAPH]


                            6/30/99   SEP 99   SEP 00  SEP 01  SEP 02  SEP 03  SEP 04  SEP 05   SEP 06   SEP 07   SEP 08   MAR 09
                            ------    ------   ------  ------  ------  ------  ------  ------   ------   ------   ------   ------
Turner Concentrated
  Growth Fund              $10,000    $13,990  $27,782  $8,225  $5,754  $8,639  $8,310  $10,138  $10,852  $14,450  $9,067   $6,040
S&P 500 Index              $10,000    $ 9,376  $10,621  $7,794  $6,197  $7,709  $8,778  $ 9,853  $10,916  $12,711  $9,918   $6,889
Russell 1000 Growth Index  $10,000    $ 9,634  $11,891  $6,464  $5,009  $6,307  $6,781  $ 7,567  $ 8,024  $ 9,577  $7,577   $5,609


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)

                                      SIX MONTHS       ONE       THREE      FIVE      SINCE
                                  (NOT ANNUALIZED)     YEAR      YEARS     YEARS    INCEPTION
---------------------------------------------------------------------------------------------
TURNER CONCENTRATED GROWTH FUND       (33.39)%       (49.16)%  (20.25)%   (9.11)%    (5.04)%
S&P 500 Index                         (30.54)%       (38.09)%  (13.06)%   (4.77)%    (3.75)%
Russell 1000 Growth Index             (25.97)%       (34.28)%  (11.28)%   (4.38)%    (5.75)%
---------------------------------------------------------------------------------------------



SECTOR WEIGHTINGS+:

                            [BAR CHART]

37.6%   Information technology
14.7%   Financials
13.0%   Consumer discretionary
 9.8%   Health care
 9.7%   Materials
 6.9%   Cash equivalent/short-term investment++
 4.2%   Telecommunication services
 4.1%   Energy


MANAGER'S DISCUSSION AND ANALYSIS

Poor results in two major sectors were responsible for the Turner Concentrated Growth Fund (TTOPX) producing a 33.39% loss in the six-month period ended March
31. That return underperformed the benchmark Russell 1000 Growth Index's 25.97% decline by 7.42 percentage points.

About 23% of the fund's holdings were concentrated in two sectors, health care and consumer discretionary, whose returns detracted most from performance. In those sectors, biotechnology, medical-device, Internet, and consulting stocks declined sharply. Four of seven sector positions added extra return, with the information technology and energy sectors adding the most return. Semiconductor-capital-equipment, industrial-equipment, energy-services, and natural-gas stocks fared best.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Concentrated Growth Fund was June 30, 1999.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.
+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.


8 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TTMEX
      Institutional Class Shares                MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #900297847                                        VALUE       GROWTH
      Institutional Class Shares                 LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
o     Top five holdings+++                       SMALL         [ ]   [ ]   [ ]

      (1)   International Business
            Machines

      (2)   Gilead Sciences

      (3)   PepsiCo

      (4)   QUALCOMM

      (5)   Apple

o     % in five largest holdings 16.3%+

o     Number of holdings 73

o     Price/earnings ratio 14.7

o     Weighted average market capitalization $22.02 billion

o     % of holdings with positive earnings surprises 63.5%

o     % of holdings with negative earnings surprises 36.5%

o     Net assets $247 million, Institutional Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE TURNER CORE GROWTH FUND, INSTITUTIONAL CLASS SHARES:

FEBRUARY 28, 2001-MARCH 31, 2009*,**


                                  [LINE GRAPH]



                                2/28/01   SEP 01    SEP 02   SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08     MAR 09
                                -------   ------    ------   ------    ------   --------  --------  --------  --------    ------
Turner Core Growth Fund,
 Institutional Class Shares    $250,000  $204,500  $157,250 $201,000  $221,000  $273,250  $292,120  $362,237  $262,513  $189,896
Russell 1000 Growth Index      $250,000  $194,665  $150,849 $189,943  $204,205  $227,885  $241,639  $288,405  $228,192  $168,933

-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)
                                                          SIX MONTHS       ONE       THREE      FIVE           SINCE
                                                       (NOT ANNUALIZED)    YEAR      YEARS     YEARS         INCEPTION
-----------------------------------------------------------------------------------------------------------------------
TURNER CORE GROWTH FUND, INSTITUTIONAL CLASS SHARES        (27.66)%      (40.09)%   (14.01)%   (3.74)%        (3.34)%**
TURNER CORE GROWTH FUND, INVESTOR CLASS SHARES             (27.70)%      (40.24)%   (14.21)%      --          (8.89)%***
Russell 1000 Growth Index                                  (25.97)%      (34.28)%   (11.28)%   (4.38)%        (4.73)%**
-----------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:

                            [BAR CHART]

22.3%   Information technology
15.4%   Health care
12.5%   Energy
11.6%   Consumer discretionary
10.5%   Financials
 9.9%   Consumer staples
 5.3%   Telecommunication services
 4.1%   Industrials
 3.8%   Materials
 2.7%   Cash equivalent/short-term investment++
 1.9%   Utilities


MANAGER'S DISCUSSION AND ANALYSIS

Underperformance in three major sectors offset some good stock selection in other sectors for the Turner Core Growth Fund, Institutional Class (TTMEX) in the six-month period ended March 31. The net result: the fund lost 27.66%, underperforming the Russell 1000 Growth Index by 1.69 percentage points.

A 38% position in the financials, consumer discretionary, and health care sectors were the prime detractors from performance. Insurance, investment, transaction-processing, Internet, consulting, biotechnology, and medical-device shares were particularly weak. On the plus side, five of the fund's 10 sector positions beat their index sectors. Industrials, energy, and materials stocks, which amounted to a 20% weighting, boosted the fund's results the most. Winners here included semi- conductor-capital-equipment, industrial-equipment, energy-services, natural-gas, metals, and mining stocks.


--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. On February 25, 2005, the Constellation TIP Core Growth Fund reorganized into the Turner Core Growth Fund. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.
** The inception date of the Turner Core Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class shares inception date.
*** The inception date of the Turner Core Growth Fund (Investor Class Shares)
    was August 1, 2005.
+   Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.
+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.
Amounts designated as "--" are not applicable.

                                        TURNER FUNDS 2009 SEMIANNUAL REPORT |  9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TMCGX
      Investor Class Shares                     MARKET
                                             CAPITALIZATION    INVESTMENT STYLE
o     CUSIP #872524301                                        VALUE       GROWTH
      Investor Class Shares                      LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [ ]   [ ]
o     Top five holdings+++                       SMALL         [ ]   [ ]   [X]

      (1)   Deckers Outdoor

      (2)   Alexion Pharmaceuticals

      (3)   Ansys

      (4)   Triumph Group

      (5)   PharMerica

o     % in five largest holdings 14.4%+

o     Number of holdings 92

o     Price/earnings ratio 11.7

o     Weighted average market capitalization $0.68 billion

o     % of holdings with positive earnings surprises 75.4%

o     % of holdings with negative earnings surprises 22.6%

o     Net assets $292 million, Investor Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER EMERGING GROWTH FUND,
INVESTOR CLASS SHARES:

FEBRUARY 27, 1998-MARCH 31, 2009*,***

                                  [LINE GRAPH]

                   SEP 98   SEP 99   SEP 00   SEP 01   SEP 02   SEP 03   SEP 04   SEP 05   SEP 06   SEP 07   SEP 08     MAR 09
                   -------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------     -----
Turner Emerging
  Growth Fund,
  Investor Class
  Shares           $10,000  $21,346  $48,887  $38,995  $38,947  $50,300  $62,143  $79,483  $83,421  $104,327   $87,549  $54,582
Russell 2000
  Growth Index     $10,000  $13,263  $17,197  $ 9,873  $8,080   $11,452  $12,817  $15,120  $16,009  $ 19,041   $15,790  $10,340



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31 2009)


                                         SIX MONTHS      ONE        THREE     FIVE       TEN        SINCE
                                      (NOT ANNUALIZED)   YEAR       YEARS     YEARS     YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------
TURNER EMERGING GROWTH FUND,
  INSTITUTIONAL CLASS SHARES                    --        --          --        --        --      (2.07)%**
TURNER EMERGING GROWTH FUND,
  INVESTOR CLASS SHARES                   (37.66)%     (41.08)%    (15.38)%   (2.37)%   14.10%    16.42%***
Russell 2000 Growth Index                 (34.51)%     (36.36)%    (16.20)%   (5.37)%   (1.60)%   (2.12)%***
------------------------------------------------------------------------------------------------------------



SECTOR WEIGHTINGS+:

                            [BAR CHART]

22.4%  Health care
17.3%  Industrials
14.4%  Cash equivalent/short-term investment++
14.2%  Consumer discretionary
10.7%  Financials
10.5%  Information technology
 4.7%   Energy
 3.2%  Consumer staples
 0.9%  Materials
 0.9%  Telecommunication services
 0.8%  Utilities


MANAGER'S DISCUSSION AND ANALYSIS

Poor stock selection led to atypically unfavorable performance for the Turner Emerging Growth Fund, Investor Class (TMCGX) in the six-month period ended March
31. The fund lost 37.66%, a return that lagged its benchmark, the Russell 2000 Growth Index, by 3.15 percentage points -- atypical in that the fund has produced long-term results that are far above average.

Only one of the fund's 10 sector positions outperformed its corresponding index sector -- financials, an 11% weighting. In that sector, insurance, investment, and transaction-processing holdings did relatively well. The primary detractors from results were the fund's health care, information technology, and energy holdings, a 38% weighting. Underperformers here included biotechnology, pharmaceutical, medical-device, semiconductor, data-networking, telecommunications, and energy-services stocks.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.
** The inception date of the Turner Emerging Growth Fund (Institutional Class Shares) was February 1, 2009. Cumulative return, not annualized.
*** The inception date of the Turner Emerging Growth Fund (Investor Class
    Shares) was February 27, 1998. Index returns are based on Investor Class Shares inception date.
+   Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.
+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.
Amounts designated as "--" are not applicable.


10 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TSGEX
      Institutional Class Shares                MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #87252R839                                        VALUE       GROWTH
      Institutional Class Shares                 LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
o     Top five holdings+++                       SMALL         [ ]   [ ]   [ ]

      (1)   QUALCOMM

      (2)   PepsiCo

      (3)   International Business Machines

      (4)   Intel

      (5)   Google, Cl A

o     % in five largest holdings 23.8%+

o     Number of holdings 49

o     Price/earnings ratio 15.6

o     Weighted average market capitalization $31.42 billion

o     % of holdings with positive earnings surprises 71.1%

o     % of holdings with negative earnings surprises 28.9%

o     Net assets $22 million, Institutional Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE TURNER LARGE CAP GROWTH FUND, INSTITUTIONAL CLASS SHARES:

JUNE 14, 2000-MARCH 31, 2009*,**

                                  [LINE GRAPH]

                       6/14/00   SEP 00    SEP 01    SEP 02    SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08    MAR 09
                       -------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Turner Large Cap
   Growth Fund,
   Institutional
   Class Shares       $250,000  $245,250  $117,500  $ 87,500  $115,506  $120,869  $135,488  $140,090  $170,712  $115,806  $ 85,888
Russell Top 200
   Growth Index       $250,000  $238,621  $132,933  $101,303  $124,421  $131,799  $142,057  $150,294  $178,362  $143,886  $108,684
Russell 1000
  Growth Index        $250,000  $242,279  $131,705  $102,060  $128,510  $138,159  $154,180  $163,486  $195,126  $154,388  $114,295


----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)
                                                           SIX MONTHS         ONE       THREE      FIVE       SINCE
                                                         (NOT ANNUALIZED)     YEAR      YEARS     YEARS     INCEPTION
----------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND, INSTITUTIONAL CLASS SHARES    (25.83)%       (40.59)%   (15.89)%   (7.69)%   (11.44)%**
TURNER LARGE CAP GROWTH FUND, INVESTOR CLASS SHARES         (25.88)%       (40.68)%       --        --     (22.66)%***
Russell Top 200 Growth Index                                (24.47)%       (32.21)%    (9.78)%   (4.45)%    (9.03)%**
Russell 1000 Growth Index                                   (25.97)%       (34.28)%   (11.28)%   (4.38)%    (8.51)%**
----------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:

                            [BAR CHART]

37.9%  Information technology
15.5%  Health care
12.6%  Consumer staples
 9.9%  Consumer discretionary
 6.9%  Energy
 4.1%  Materials
 4.0%  Industrials
 3.6%  Financials
 3.5%  Telecommunication services
 2.0%  Cash equivalent/short-term investment++

MANAGER'S DISCUSSION AND ANALYSIS

In the six-month period ended March 31, generally good stock selection aided the performance of the Turner Large Cap Growth Fund, Institutional Class (TSGEX). The fund lost 25.83%, which lagged the Russell Top 200 Growth Index by
1.36 percentage points but edged the Russell 1000 Growth Index by 0.14 percentage point. It was the best return of any Turner fund in the period.

Five of the fund's nine sector positions beat their corresponding index sectors. Providing the most extra return were information-technology and industrials shares, which accounted for 42% of holdings. Semiconductor, wireless-communications, data-networking, and semiconductor-capital-equipment stocks performed especially well. Health care and financials stocks, a 19% weighting, were the greatest detriment to performance; biotechnology, medical-device, pharmaceutical, insurance, and investment-management stocks were significant laggards.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.
** The inception date of the Turner Large Cap Growth Fund (Institutional Class Shares) was June 14, 2000. Index returns are based on Institutional Class Shares inception date.
*** The inception date of the Turner Large Cap Growth Fund (Investor Class Shares) was January 31, 2007.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.
++++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.
Amounts designated as "--" are not applicable.

                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  11

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TMGFX,
      Investor Class Shares                     MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #900297409,                                       VALUE       GROWTH
      Investor Class Shares                      LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [ ]   [X]
o     Top five holdings+++                       SMALL         [ ]   [ ]   [ ]

      (1)   Kohl's

      (2)   McAfee

      (3)   Northern Trust

      (4)   Broadcom, Cl A

      (5)   Darden Restaurants

o     % in five largest holdings 9.0%+

o     Number of holdings 96

o     Price/earnings ratio 15.8

o     Weighted average market capitalization $4.71 billion

o     % of holdings with positive earnings surprises 68.5%

o     % of holdings with negative earnings surprises 31.5%

o     Net assets $643 million, Investor Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND, INVESTOR CLASS
SHARES:

SEPTEMBER 30, 1998-MARCH 31, 2009*,***

                                  [LINE GRAPH]

                      SEP 98   SEP 99   SEP 00   SEP 01   SEP 02   SEP 03   SEP 04   SEP 05   SEP 06   SEP 07   SEP 08      MAR 09
                      -------  ------   ------   ------   ------   ------   ------   ------   ------   ------   -------    -------
Turner Midcap
  Growth Fund
  Investor Class
  Shares             $10,000  $18,407  $36,325  $14,895  $11,796  $16,727  $17,968  $22,591  $23,652  $30,569  $22,411    $15,289
Russell Midcap
   Growth
   Index             $10,000  $13,719  $22,002  $10,612  $ 8,967  $12,455  $14,158  $17,482  $18,712  $22,683  $17,091    $11,997


------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)
                                                         SIX MONTHS       ONE      THREE        FIVE        TEN      SINCE
                                                      (NOT ANNUALIZED)    YEAR      YEARS       YEARS      YEARS   INCEPTION
------------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND, INSTITUTIONAL CLASS SHARES     (31.68)%          --         --         --          --    (48.37)%**
TURNER MIDCAP GROWTH FUND, INVESTOR CLASS SHARES          (31.78)%      (43.39)%   (16.42)%    (4.69)%      0.01%     6.61%***
TURNER MIDCAP GROWTH FUND, RETIREMENT CLASS SHARES        (31.85)%      (43.54)%   (16.68)%    (5.05)%        --      0.01%****
Russell Midcap Growth Index                               (29.81)%      (39.58)%   (14.89)%    (3.91)%     (0.86)%    2.82%***
------------------------------------------------------------------------------------------------------------------------------



SECTOR WEIGHTINGS+:

                            [BAR CHART]

22.0%   Information technology
19.6%   Consumer discretionary
12.4%   Industrials
11.3%   Health care
 8.1%   Energy
 6.8%   Financials
 5.8%   Cash equivalent/short-term investment++
 5.0%   Materials
 4.5%   Consumer staples
 2.5%   Telecommunication services
 2.0%   Utilities



MANAGER'S DISCUSSION AND ANALYSIS

The Turner Midcap Growth Fund, Investor Class (TMGFX) fell 31.78% in the six-month period ended March 31. The fund underperformed the Russell Midcap Growth Index's 29.81% loss by 1.97 percentage points.

Good relative returns in two of 10 sectors, consumer staples and financials, an 11% weighting, added value to the fund's results. Food-processing, beverage, insurance, investment-management, and transaction-processing stocks were notable contributors. A 31% position in consumer discretionary and health care stocks, especially in the Internet, gaming, consulting, biotechnology, and medical-equipment industries, was the prime detractor from performance.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.
** The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008. Cumulative return, not annualized.
*** The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.
**** The inception date of the Turner Midcap Growth Fund (Retirement Class
     Shares) was September 24, 2001.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.
+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.
Amounts designated as "--" are not applicable.



12 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER NEW ENTERPRISE FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TBTBX
                                                MARKET
o     CUSIP #87252R797                      CAPITALIZATION     INVESTMENT STYLE
                                                              VALUE       GROWTH
o     Top five holdings+++                       LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [ ]   [X]
      (1)   Guess?                               SMALL         [ ]   [ ]   [ ]

      (2)   QUALCOMM

      (3)   McAfee

      (4)   Lam Research

      (5)   F5 Networks

o     % in five largest holdings 24.3%+

o     Number of holdings 31

o     Price/earnings ratio 16.8

o     Weighted average market capitalization $5.52 billion

o     % of holdings with positive earnings surprises 57.0%

o     % of holdings with negative earnings surprises 43.0%

o     Net assets $19 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENTERPRISE FUND:

JUNE 30, 2000-MARCH 31, 2009*

                                  [LINE GRAPH]

                                6/30/00   SEP 00   SEP 01  SEP 02  SEP 03  SEP 04  SEP 05  SEP 06  SEP 07  SEP 08     MAR 09
                                ------    ------   ------  ------  ------  ------  ------  ------  ------  ------    -------
Turner New Enterprise Fund      $10,000  $12,520   $3,290  $2,270  $4,340  $4,520  $5,860  $6,260  $8,720  $5,600    $3,850
NASDAQ Composite Index          $10,000  $ 9,264   $3,792  $2,977  $4,557  $4,862  $5,552  $5,876  $7,081  $5,529    $4,065


------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)

                                                         SIX MONTHS            ONE          THREE        FIVE          SINCE
                                                       (NOT ANNUALIZED)        YEAR         YEARS        YEARS       INCEPTION
------------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND                                (31.25)%           (46.23)%      (19.06)%     (5.98)%      (10.33)%
NASDAQ Composite Index                                    (26.47)%           (32.24)%      (12.49)%     (4.43)%       (9.77)%
------------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:

                            [BAR CHART]

43.1%   Information technology
22.0%   Consumer discretionary
 9.2%   Materials
 7.0%   Cash equivalent/short-term investment++
 4.6%   Industrials
 4.5%   Health care
 3.8%   Energy
 3.8%   Financial
 2.0%   Consumer staples

MANAGER'S DISCUSSION AND ANALYSIS

Substantial underperformance in three principal sectors -- information technology, health care, and consumer discretionary -- contributed to the Turner New Enterprise Fund (TBTBX) recording a 31.25% loss in the six months ended March 31. The fund trailed the NASDAQ Composite Index's 26.47% negative return by 4.78 percentage points.

Stocks in the three sectors accounted for 70% of the fund's holdings; weak-performing stocks included semiconductor, data-networking, wireless-communications, biotechnology, medical-equipment, contract-research, Internet, and consulting shares. Enhancing performance was a 14% position in the industrials and materials sectors. Stocks in those sectors that produced good relative returns included semiconductor-capital-equipment, industrial-equipment, metals, and mining shares. Four of the fund's eight sector holdings outperformed their corresponding index sectors.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund was June 30, 2000.
+   Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financials for more detailed information.
+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.


                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  13

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TSCEX
                                                MARKET
o     CUSIP #900297300                      CAPITALIZATION     INVESTMENT STYLE
                                                              VALUE       GROWTH
o     Top five holdings+++                       LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [ ]   [ ]
      (1)   Myriad Genetics                      SMALL         [ ]   [ ]   [X]

      (2)   Alexion Pharmaceuticals

      (3)   Haemonetics

      (4)   Omniture

      (5)   Sybase

o     % in five largest holdings 8.1%+

o     Number of holdings 108

o     Price/earnings ratio 15.8

o     Weighted average market capitalization $1.1 billion

o     % of holdings with positive earnings surprises 70.0%

o     % of holdings with negative earnings surprises 30.0%

o     Net assets $170 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:

SEPTEMBER 30, 1998-MARCH 31, 2009*

                                  [LINE GRAPH]

                      SEP 98   SEP 99   SEP 00   SEP 01   SEP 02   SEP 03   SEP 04   SEP 05   SEP 06   SEP 07   SEP 08     MAR 09
                      -------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------     -------
Turner Small Cap
  Growth Fund         $10,000  $15,914  $24,838  $12,466  $10,052  $15,039  $16,990  $19,659  $20,846  $26,270  $21,069    $13,955
Russell 2000
  Growth Index        $10,000  $13,263  $17,197  $ 9,873  $ 8,080  $11,452  $12,817  $15,120  $16,009  $19,041  $15,790    $10,340




---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)

                                               SIX MONTHS          ONE        THREE      FIVE       TEN       SINCE
                                             (NOT ANNUALIZED)      YEAR       YEARS      YEARS     YEARS    INCEPTION
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND                    (33.76)%         (37.61)%    (16.14)%    (4.58)%    0.54%      8.26%
Russell 2000 Growth Index                       (34.51)%         (36.36)%    (16.20)%    (5.37)%   (1.60)%     2.02%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:

                            [BAR CHART]

25.5%   Information technology
22.3%   Health care
14.0%   Cash equivalent/short-term investment++
13.8%   Consumer discretionary
 7.6%   Industrials
 4.5%   Energy
 4.4%   Financials
 2.8%   Materials
 2.2%   Consumer staples
 1.9%   Telecommunication services
 1.0%   Utilities




MANAGER'S DISCUSSION AND ANALYSIS

In the bear market that prevailed throughout the six- month period ended March 31, small-cap stocks were the most bearish. The Russell 2000 Growth Index declined 34.51%. But good stock selection on balance helped the Turner Small Cap Growth Fund (TSCEX) to make the best of bearish conditions: the fund's 33.76% loss represented a margin of outperformance of 0.75 percentage point over the index.

Five of the fund's 10 sector positions beat their index- sector counterparts. The fund's industrials, energy, and financials stocks, a 17% weighting, performed best in relative terms. Winners included heavy- equipment, semiconductor-capital-equipment, energy-services, investment-management, and transaction-processing stocks. A 48% position in health care and information technology stocks, particularly biotechnology, contract-research, wireless-communications, and semiconductor shares, was a drag on performance.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.
+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.



14 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER INTERNATIONAL CORE GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TICGX
      Institutional Class Shares                MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #900297771                                        VALUE      GROWTH
      Institutional Class Shares                 LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
o     Top five holdings++                        SMALL         [ ]   [ ]   [ ]

      (1)   Nestle

      (2)   Roche Holding

      (3)   BHP Billion

      (4)   ZTE

      (5)   CNOOC

o     % in five largest holdings 11.8%+

o     Number of holdings 70

o     Price/earnings ratio 12.5

o     Weighted average market capitalization $17.93 billion

o     % of holdings with positive earnings surprises N/A

o     % of holdings with negative earnings surprises N/A

o     Net assets $3 million, Institutional Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE TURNER INTERNATIONAL CORE GROWTH FUND, INSTITUTIONAL CLASS SHARES:

JANUARY 31, 2007-MARCH 31, 2009*,**

                                  [LINE GRAPH]

                            1/31/07    MAR 07    JUN 07    SEP 07    DEC 07   MAR 08    JUN 08    SEP 08      DEC 08     MAR 09
                            -------    ------    ------    ------    ------   ------    ------    ------      ------     -------
Turner International Core
  Growth Fund,
  Institutional
  Class Shares              $250,000  $254,500  $274,750  $305,250  $321,073  $286,240  $288,511  $210,515    $154,627   $140,991
MSCI World Growth
  ex-U.S. Index             $250,000  $260,084  $278,971  $292,634  $292,818  $269,859  $274,208  $211,583    $167,226   $147,646


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)

                                          SIX MONTHS     ONE        SINCE
                                       (NOT ANNUALIZED)  YEAR     INCEPTION
--------------------------------------------------------------------------------
TURNER INTERNATIONAL CORE GROWTH FUND,
  INSTITUTIONAL CLASS SHARES               (33.03)%     (50.74)%    (23.23)%**
TURNER INTERNATIONAL CORE GROWTH FUND,
  INVESTOR CLASS SHARES                        --           --      (10.92)%***
MSCI World Growth ex-U.S. Index            (30.22)%     (45.29)%    (21.60)%**
-------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

13.2%    Financials
13.0%    Materials
11.2%    Consumer staples
11.1%    Industrials
11.0%    Energy
10.9%    Health care
10.9%    Information technology
 8.1%    Consumer discretionary
 5.3%    Utilities
 5.0%    Telecommunication services
 0.3%    Cash equivalent

MANAGER'S DISCUSSION AND ANALYSIS

International stock markets generally fared no better than the U.S. market did in the six months ended March 31, as reflected in the performance of the Turner International Core Growth Fund, Institutional Class (TICGX). The fund recorded a loss of 33.03%, which underperformaned the MSCI World Growth ex-U.S. Index by
2.81 percentage points.

Two of the fund's 10 sector positions beat their corresponding index sectors. Adding value were holdings in the consumer discretionary and information technology sectors, which accounted for a 19% weighting. Internet, education, business-services, semiconductor, data-networking, and information-services stock performed best.
Conversely, financials and health care shares, which constituted
24% of the portfolio, impaired performance the most. Insurance, credit-card, investment-management, biotechnology, and medical-equipment stocks produced losses.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.
** The inception date of the Turner International Core Growth Fund (Institutional Class Shares) was January 31, 2007. Index returns are based on Institutional Class Shares inception date.
*** The inception date of the Turner International Core Growth Fund (Investor
    Class Shares) was October 31, 2008.  Cumulative return, not annualized.
+   Percentages based on total investments.
++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.
Amounts designated as "--" are not applicable.



                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  15

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP EQUITY FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TMCFX,
      Investor Class Shares                     MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #900297797,                                       VALUE       GROWTH
      Investor Class Shares                      LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [X]   [ ]
o     Top five holdings++                        SMALL         [ ]   [ ]   [ ]

      (1)   Sybase

      (2)   Synopsys

      (3)   BMC Software

      (4)   O'Reilly Automotive

      (5)   UGI

o     % in five largest holdings 11.0%+

o     Number of holdings 76

o     Price/earnings ratio 12.4

o     Weighted average market capitalization $3.28 billion

o     % of holdings with positive earnings surprises 74.1%

o     % of holdings with negative earnings surprises 24.5%

o     Net assets $0.3 million, Investor Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP EQUITY FUND, INVESTOR CLASS
SHARES:

JANUARY 31, 2007-MARCH 31, 2009*


                                  [LINE GRAPH]

                              1/31/07  MAR 07   JUN 07   SEP 07   DEC 07   MAR 08   JUN 08   SEP 08   DEC 08   MAR 09
                              -------  ------   ------   ------   ------   ------   ------   ------   ------   -------
Turner Midcap Equity Fund
  Investor Class Shares      $10,000  $10,130  $10,860   $10,610  $10,370  $9,100   $9,250   $7,800   $6,030   $5,400
Russell Midcap Index         $10,000  $10,096  $10,631   $10,590  $10,215  $9,196   $9,441   $8,222   $5,980   $5,443


--------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)
                                                               SIX MONTHS        ONE      SINCE
                                                            (NOT ANNUALIZED)    YEAR    INCEPTION
--------------------------------------------------------------------------------------------------
TURNER MIDCAP EQUITY FUND, INSTITUTIONAL CLASS SHARES           (30.42)%      (40.26)%    (24.18)%
TURNER MIDCAP EQUITY FUND, INVESTOR CLASS SHARES                (30.77)%      (40.66)%    (24.75)%
Russell Midcap Index                                            (33.80)%      (40.81)%    (24.50)%
--------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:

                            [BAR CHART]


23.4%  Information technology
16.6%  Consumer discretionary
12.8%  Financials
10.5%  Industrials
 8.7%  Health care
 8.0%  Utilities
 6.8%  Energy
 4.8%  Consumer staples
 4.2%  Cash equivalent
 2.6%  Telecommunication services
 1.6%  Materials

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Midcap Equity Fund, Investor Class (TMCFX) recorded a negative return, 30.77%, in the six-month period ended March 31. That return markedly outperformed its benchmark, the Russell Midcap Index, by 3.03 percentage points.

Good relative returns in the consumer discretionary and information technology sectors, a 40% weighting, added the most value to the fund's results. Personal-care, discount-retailing, software and information-services stocks were notable contributors. Altogether, four of the fund's 10 sector positions outperformed their corresponding index sectors. In general, growth holdings produced returns superior to those of value holdings. A 19% position in health-care, utilities, and telecommunication-services stocks, especially in the clinical-services, medical-equipment, managed-care, energy-distribution, and wireless industries, detracted most from the fund's results.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Equity Fund was January 31, 2007. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.
+   Percentages based on total investments.
++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

16 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER QUANTITATIVE BROAD MARKET EQUITY FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TBMEX,
      Institutional Class Shares                MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #900297730,                                       VALUE       GROWTH
      Institutional Class Shares                 LARGE         [ ]   [ ]   [X]
                                                               [ ]   [ ]   [ ]
o     Top five holdings++                        SMALL         [ ]   [ ]   [ ]

      (1)   Exxon Mobil

      (2)   International Business Machines

      (3)   Procter & Gamble

      (4)   Johnson & Johnson

      (5)   Microsoft

o     % in five largest holdings 12.5%+

o     Number of holdings 112

o     Price/earnings ratio 12.9

o     Weighted average market capitalization $23.41 billion

o     % of holdings with positive earnings surprises 68.4%

o     % of holdings with negative earnings surprises 31.6%

o     Net assets $0.4 million, Institutional Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE TURNER QUANTITATIVE BROAD MARKET EQUITY FUND, INSTITUTIONAL CLASS SHARES:

JUNE 30, 2008-MARCH 31, 2009*

                                  [LINE GRAPH]

                                                6/30/08    SEP 08    DEC 08    MAR 08
                                                -------   --------  --------  --------
Turner Quantitative Broad Market Equity Fund,
  Institutional Class Shares                    $250,000  $218,250  $171,537  $154,636
Russell 3000 Index                              $250,000  $228,177  $176,198  $157,160
S&P 500 Index                                   $250,000  $229,075  $178,808  $159,118



--------------------------------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)
                                                                                  SIX         SINCE
                                                                                MONTHS      INCEPTION
--------------------------------------------------------------------------------------------------------
TURNER QUANTITATIVE BROAD MARKET EQUITY FUND, INSTITUTIONAL CLASS SHARES        (29.15)%     (38.15)%**
TURNER QUANTITATIVE BROAD MARKET EQUITY FUND, INVESTOR CLASS SHARES             (29.28)%     (38.33)%**
Russell 3000 Index                                                              (31.12)%     (37.14)%
S&P 500 Index                                                                   (30.54)%     (36.35)%
--------------------------------------------------------------------------------------------------------




SECTOR WEIGHTINGS+:

                            [BAR CHART]

16.6%  Information technology
15.6%  Health care
12.2%  Consumer discretionary
11.7%  Energy
10.9%  Financials
10.7%  Consumer staples
 8.3%  Industrials
 4.9%  Utilities
 3.6%  Materials
 3.4%  Telecommunication services
 2.1%  Cash equivalent




MANAGER'S DISCUSSION AND ANALYSIS

In the six-month period ended March 31, the Turner Quantitative Broad Market Equity Fund, Institutional Class (TBMEX) fell 29.15%. That return, however, was good enough to outdistance the Russell 3000 Index by 1.97 percentage points and the S&P 500 Index by 1.39 percentage points.

The fund's proprietary quantitative model selected stocks that did well in relative terms in six of 10 market sectors. Consumer discretionary and financials stocks, a 23% weighting, enhanced performance to the greatest degree. Winners here included discount-retailing, apparel, business-services, investment-management, financial-transaction-processing, and insurance shares. Hurting results the most were health care stocks, which represented 16% of the portfolio; pharmaceutical, medical-equipment, and medical-services stocks were among the detractors.



--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares. The inception date of the Turner Quantitative Broad Market Equity Fund was June 30, 2008.
    Performance of the Institutional and Investor Class Shares will differ due to the difference in fees.
**  Cumulative return, not annualized.
+   Percentages based on total investments.
++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.


                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  17

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TSEIX
      Investor Class Shares                      MARKET
                                            CAPITALIZATION     INVESTMENT STYLE
o     CUSIP #87252R714                                        VALUE       GROWTH
      Investor Class Shares                      LARGE         [ ]   [ ]   [ ]
                                                               [ ]   [ ]   [ ]
o     Top five holdings+++                       SMALL         [ ]   [X]   [ ]

      (1)   Sybase

      (2)   Redwood Trust

      (3)   Tellabs

      (4)   MasTec

      (5)   EPIQ Systems

o     % in five largest holdings 7.4%+

o     Number of holdings 101

o     Price/earnings ratio 13.0

o     Weighted average market capitalization $0.97 billion

o     % of holdings with positive earnings surprises 69.5%

o     % of holdings with negative earnings surprises 30.5%

o     Net assets $23 million, Investor Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP EQUITY FUND,
INVESTOR CLASS SHARES:

MARCH 4, 2002-MARCH 31, 2009*,***

                                  [LINE GRAPH]

                                     3/4/02    SEP 02   SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08      MAR 09
                                     ------    ------   ------    ------    ------    ------    ------    ------     --------
Turner Small Cap Equity Fund,
  Investor Class Shares             $10,000   $9,300    $12,279   $15,318   $17,673   $18,641   $20,521    $16,375   $10,502
Russell 2000 Index                  $10,000   $7,485    $10,217   $12,135   $14,313   $15,733   $17,675    $15,115   $ 9,498



---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)
                                                           SIX MONTHS        ONE       THREE   FIVE       SINCE
                                                         (NOT ANNUALIZED)    YEAR      YEARS   YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND, INSTITUTIONAL CLASS SHARES          --           --         --       --      (4.40)%**
TURNER SMALL CAP EQUITY FUND, INVESTOR CLASS SHARES          (35.87)%      (40.51)%   (19.90)%   (7.34)%    0.69%***
Russell 2000 Index                                           (37.17)%      (37.50)%   (16.80)%   (5.24)%   (0.72)%***
---------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:

                            [BAR CHART]

23.4%  Information technology
16.3%  Financials
12.9%  Cash equivalent/short-term investment++
11.5%  Health care
10.6%  Consumer discretionary
 6.8%  Industrials
 5.6%  Materials
 4.5%  Energy
 4.2%  Utilities
 3.4%  Consumer staples
 0.8%  Telecommunication services



MANAGER'S DISCUSSION AND ANALYSIS

In a treacherous market for small-cap stocks, the Turner Small Cap Equity Fund, Investor Class (TSEIX) lost 35.87% in the six-month period ended March 31. Even so, that return beat the Russell 2000 Index's 37.17% decline by 1.30 percentage points.

The fund is invested in both growth and value stocks, and its growth holdings generally outperformed value holdings during the period. Five of the fund's 10 sector positions beat their corresponding index sectors. The greatest degree of outperformance was supplied by financials stocks, which represented 16% of the portfolio. Winners included regional-banking, property/casualty insurance, and diversified financial-services shares. A 12% position in health care stocks hurt results the most; clinical-services, managed-care, and medical-equipment holdings performed poorly.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.
** The inception date of the Turner Small Cap Equity Fund (Institutional Class Shares) was February 1, 2009. Cumulative return, not annualized.
*** The inception date of the Turner Small Cap Equity Fund (Investor Class Shares) was March 4, 2002. Index returns are based on Investor Class Shares inception date.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.
+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.
Amounts designated as "--" are not applicable.



18 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER QUANTITATIVE LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2009
                                                          [DIAGRAM]
o     Ticker symbol TLVFX
      Institutional Class Shares                MARKET
                                             CAPITALIZATION    INVESTMENT STYLE
o     CUSIP #900297821                                        VALUE       GROWTH
      Institutional Class Shares                 LARGE         [X]   [ ]   [ ]
                                                               [ ]   [ ]   [ ]
o     Top five holdings++                        SMALL         [ ]   [ ]   [ ]

      (1)   Exxon Mobil

      (2)   Chevron

      (3)   JPMorgan Chase

      (4)   General Electric

      (5)   AT&T

o     % in five largest holdings 20.5%+

o     Number of holdings 97

o     Price/earnings ratio 12.5

o     Weighted average market capitalization $27.55 billion

o     % of holdings with positive earnings surprises 69.8%

o     % of holdings with negative earnings surprises 30.2%

o     Net assets $0.6 million, Institutional Class Shares

--------------------------------------------------------------------------------
GROWTH OF A $25,000 INVESTMENT IN THE TURNER QUANTITATIVE LARGE CAP VALUE
FUND, INSTITUTIONAL CLASS SHARES:

OCTOBER 10, 2005-MARCH 31, 2009*,**

                                  [LINE GRAPH]

                                          10/10/05   MAR 06   SEP 06    MAR 07   SEP 07    MAR 08    SEP 08     MAR 09
                                          --------   ------   ------    ------   ------    ------    ------     -------
Turner Quantitative Large Cap Value Fund,
  Institutional Class Shares              $25,000   $27,600   $28,730   $31,230  $33,302    $30,314   $27,056   $17,714
Russell 1000 Value Index                  $25,000   $27,892   $29,802   $32,587  $34,109    $29,330   $26,073   $16,889



----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2009)
                                                                         SIX MONTHS      ONE      THREE     SINCE
                                                                      (NOT ANNUALIZED)   YEAR     YEARS    INCEPTION
----------------------------------------------------------------------------------------------------------------------
TURNER QUANTITATIVE LARGE CAP VALUE FUND, INSTITUTIONAL CLASS SHARES      (34.53)%     (41.57)%   (13.74)%   (9.44)%**
TURNER QUANTITATIVE LARGE CAP VALUE FUND, INVESTOR CLASS SHARES               --           --        --     (21.70)%***
Russell 1000 Value Index                                                  (35.22)%     (42.42)%   (15.40)%  (10.67)%**
----------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:

19.3%   Financials
18.4%   Energy
14.6%   Health care
10.1%   Utilities
 9.7%   Consumer staples
 8.9%   Industrials
 5.5%   Consumer discretionary
 4.4%   Telecommunication services
 4.0%   Information technology
 3.4%   Materials
 1.7%   Cash equivalent


MANAGER'S DISCUSSION AND ANALYSIS

In the six-month period ended March 31, the Turner Quantitative Large Cap Value Fund, Institutional Class (TLVFX) fell 34.53%. That return trumped the Russell 1000 Value Index's 35.22% loss by 0.69 percentage point.


The fund's proprietary quantitative model selected stocks that did well in relative terms in six of 10 market sectors. Consumer-discretionary and materials stocks, a 9% weighting, enhanced performance to the greatest degree. Winners here included discount- retailing, apparel, business-services, mining, and metals shares. Hurting results the most were utilities and telecommunication services stocks, which represented 15% of the portfolio; electric-utility and wireless stocks were among the detractors.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.
** The inception date of the Turner Quantitative Large Cap Value Fund (Institutional Class Shares) was October 10, 2005. Index returns are based on Institutional Class Shares inception date.
*** The inception date of the Turner Quantitative Large Cap Value Fund
    (Investor Class Shares) was October 31, 2008. Cumulative return, not annualized.
+   Percentages based on total investments.
++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.
Amounts designated as "--" are not applicable.



                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  19

FINANCIAL STATEMENTS
-----------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER CONCENTRATED GROWTH FUND
March 31, 2009

                                          Value
                              Shares      (000)
-----------------------------------------------
COMMON STOCK--96.4%+
-----------------------------------------------
CONSUMER DISCRETIONARY--13.5%
-----------------------------------------------
Amazon.com*                   18,550 $    1,362
Toll Brothers*                78,180      1,420
Wynn Resorts* #               47,440        947
                                       --------
Total Consumer discretionary              3,729
                                       --------
-----------------------------------------------
ENERGY--4.3%
-----------------------------------------------
Weatherford International*   106,540      1,179
                                       --------
Total Energy                              1,179
                                       --------
-----------------------------------------------
FINANCIALS--15.2%
-----------------------------------------------
BlackRock, Cl A               11,410      1,484
Goldman Sachs Group           13,110      1,390
IntercontinentalExchange*     17,710      1,319
                                       --------
Total Financials                          4,193
-----------------------------------------------
HEALTH CARE--10.1%
-----------------------------------------------
Celgene*                      26,880      1,193
Gilead Sciences*              34,450      1,596
                                       --------
Total Health care                         2,789
                                       --------
-----------------------------------------------
INFORMATION TECHNOLOGY--38.9%
-----------------------------------------------
Apple*                        11,620      1,222
Applied Materials            122,880      1,321
Broadcom, Cl A*               59,220      1,183
Google, Cl A*                  3,870      1,347
Lam Research*                 54,890      1,250
McAfee*                       24,200        811
QUALCOMM                      42,390      1,649
Salesforce.com*               22,560        738
Taiwan Semiconductor
   Manufacturing             137,600      1,232
                                       --------
Total Information technology             10,753
                                       --------
-----------------------------------------------
MATERIALS--10.1%
-----------------------------------------------
Monsanto                      17,850      1,483
Nucor                         33,910      1,295
                                       --------
Total Materials                           2,778
                                       --------


                                          Value
                              Shares      (000)
-----------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
-----------------------------------------------
China Mobile ADR              27,440   $  1,194
                                       --------
Total Telecommunication services          1,194
-----------------------------------------------
TOTAL COMMON STOCK
   (COST $27,309)                        26,615
===============================================
-----------------------------------------------
CASH EQUIVALENT--7.1%
-----------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   0.693%** (1)            1,962,764      1,963
===============================================
-----------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $1,963)                          1,963
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--103.5%
   (COST $29,272)                    $   28,578
===============================================


Percentages are based on Net Assets of $27,616.***
*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of March 31, 2009.
***  This number has been rounded to the nearest thousand.
+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
# Security fully or partially on loan at March 31, 2009. The total value of securities on loan at March 31, 2009, was $909,606. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2009 was $1,033,197.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.



20 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


TURNER CORE GROWTH FUND
March 31, 2009
                                          Value
                              Shares      (000)
-----------------------------------------------
COMMON STOCK--98.5%
-----------------------------------------------
CONSUMER DISCRETIONARY--11.7%
-----------------------------------------------
Amazon.com*                  144,070 $   10,581
Best Buy                     120,290      4,566
Cablevision Systems, Cl A    300,725      3,891
Darden Restaurants            66,060      2,263
Guess?                       122,630      2,585
Kohl's*                      159,170      6,736
Lowe's                       265,250      4,841
NVR*                          11,708      5,008
Pulte Homes                  486,680      5,320
Wynn Resorts* #              117,290      2,342
Yum! Brands                  107,550      2,956
                                       --------
Total Consumer discretionary             51,089
                                       --------
-----------------------------------------------
CONSUMER STAPLES--10.1%
-----------------------------------------------
Archer-Daniels-Midland       171,430      4,762
Clorox                        71,960      3,705
Colgate-Palmolive            110,790      6,534
CVS/Caremark                 333,810      9,177
PepsiCo                      270,650     13,933
SYSCO                        190,530      4,344
Whole Foods Market #          76,712      1,289
                                       --------
Total Consumer staples                   43,744
                                       --------
-----------------------------------------------
ENERGY--12.7%
-----------------------------------------------
Cameron International*       258,770      5,675
Enbridge                     167,740      4,831
Occidental Petroleum         143,930      8,010
Peabody Energy               287,520      7,200
PetroHawk Energy*            237,480      4,567
Petroleo Brasileiro ADR      154,560      4,709
Southwestern Energy*         253,637      7,530
Transocean*                  123,920      7,291
Weatherford International*   491,110      5,437
                                       --------
Total Energy                             55,250
                                       --------
-----------------------------------------------
FINANCIALS--10.6%
-----------------------------------------------
BlackRock, Cl A               75,340      9,797
Goldman Sachs Group           56,990      6,042
IntercontinentalExchange*     54,790      4,080
Marsh & McLennan             175,620      3,557
Northern Trust               155,650      9,311
T. Rowe Price Group          225,820      6,517
Visa, Cl A                   126,240      7,019
                                       --------
Total Financials                         46,323
                                       --------



                                          Value
                              Shares      (000)
-----------------------------------------------
HEALTH CARE--15.6%
-----------------------------------------------
Abbott Laboratories          265,290 $   12,654
Allergan                      70,510      3,367
Baxter International         157,860      8,086
Celgene*                     130,090      5,776
DaVita*                       82,770      3,638
Express Scripts*              52,170      2,409
Gilead Sciences*             316,590     14,664
Intuitive Surgical*           19,068      1,818
Myriad Genetics*              71,550      3,253
Roche Holding ADR            146,940      5,055
St. Jude Medical*             91,290      3,317
Teva Pharmaceutical
  Industries                  87,390      3,937
                                       --------
Total Health care                        67,974
                                       --------
-----------------------------------------------
INDUSTRIALS--4.1%
-----------------------------------------------
First Solar*                  34,910      4,632
Robert Half International    193,810      3,456
Union Pacific                119,970      4,932
United Parcel Service, Cl B  100,300      4,937
                                       --------
Total Industrials                        17,957
                                       --------
-----------------------------------------------
INFORMATION TECHNOLOGY--22.5%
-----------------------------------------------
Adobe Systems*               118,920      2,544
Apple*                       122,270     12,853
Applied Materials            669,480      7,197
Broadcom, Cl A*              263,320      5,261
F5 Networks*                  98,380      2,061
Google, Cl A*                 34,410     11,977
Intel                        689,480     10,377
International Business
   Machines                  173,390     16,800
Lam Research*                288,630      6,572
QUALCOMM                     346,000     13,463
Salesforce.com*               78,580      2,572
VeriSign*                    128,120      2,417
Western Union                317,520      3,991
                                       --------
Total Information technology             98,085
                                       --------
-----------------------------------------------
MATERIALS--3.9%
-----------------------------------------------
BHP Billiton ADR             115,590      5,155
Freeport-McMoRan
   Copper & Gold              76,740      2,925
Monsanto                     106,140      8,820
                                       --------
Total Materials                          16,900
                                       --------


                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  21

FINANCIAL STATEMENTS
-----------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
                                          Value
                                Shares    (000)
-----------------------------------------------
TELECOMMUNICATION SERVICES--5.4%
-----------------------------------------------
American Tower, Cl A*        190,040    $ 5,783
China Mobile ADR             199,860      8,698
China Unicom Hong Kong ADR   391,630      4,077
MetroPCS Communications*     275,673      4,708
                                       --------
Total Telecommunication services         23,266
                                       --------
-----------------------------------------------
UTILITIES--1.9%
-----------------------------------------------
Aqua America                 230,190      4,604
Questar                      128,600      3,784
                                       --------
Total Utilities                           8,388
                                       --------
-----------------------------------------------
TOTAL COMMON STOCK
    (COST $481,702)                     428,976
===============================================
-----------------------------------------------
CASH EQUIVALENT--2.7%
-----------------------------------------------
BlackRock TempCash Fund
    Institutional Shares,
    0.693%** (1)          11,844,457     11,844
-----------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $11,844)                       11,844
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--101.2%
    (COST $493,546)                    $440,820
===============================================


Percentages are based on Net Assets of $435,499.***
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
# Security fully or partially on loan at March 31, 2009. The total value of securities on loan at March 31, 2009, was $2,373,092. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2009 was $2,687,865.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

22 | TURNER FUNDS 2009 SEMIANNUAL REPORT

                                    (Unaudited)
-----------------------------------------------
SCHEDULE OF INVESTMENTS

TURNER EMERGING GROWTH FUND
March 31, 2009
                                          Value
                              Shares      (000)
-----------------------------------------------
COMMON STOCK--86.1%
-----------------------------------------------
CONSUMER DISCRETIONARY--15.2%
-----------------------------------------------
American Public Education*    61,560 $    2,589
Boyd Gaming                  484,110      1,806
Buckle                        86,290      2,755
California Pizza Kitchen*    228,970      2,995
Chico's FAS*                 345,240      1,854
Citi Trends*                 216,110      4,947
Coinstar*                     66,130      2,166
Corinthian Colleges*         137,720      2,679
Deckers Outdoor*             262,610     13,929
Genesco*                     131,820      2,482
New Oriental Education &
   Technology Group ADR* #    54,840      2,756
Red Robin Gourmet Burgers*   165,180      2,912
True Religion Apparel* #     123,970      1,464
Volcom* #                    249,980      2,425
                                       --------
Total Consumer discretionary             47,759
                                       --------
-----------------------------------------------
CONSUMER STAPLES--3.4%
-----------------------------------------------
Chattem* #                    38,430      2,154
Green Mountain
   Coffee Roasters* #         68,810      3,303
TreeHouse Foods*              54,830      1,578
United Natural Foods*        198,315      3,762
                                       --------
Total Consumer staples                   10,797
                                       --------
-----------------------------------------------
ENERGY--5.0%
-----------------------------------------------
Arena Resources*              82,230      2,095
Carrizo Oil & Gas* #         179,648      1,595
Dawson Geophysical*           53,660        724
Lufkin Industries             10,760        408
NATCO Group, Cl A*           136,165      2,578
Penn Virginia                223,510      2,454
Petroleum Development*        47,860        565
Walter Industries            103,280      2,362
Willbros Group*              298,752      2,898
                                       --------
Total Energy                             15,679
                                       --------
-----------------------------------------------
FINANCIALS--6.4%
-----------------------------------------------
American Physicians Capital  159,990      6,547
City Holding                  39,800      1,086
Harleysville Group           116,160      3,695
IBERIABANK                    69,070      3,173
Navigators Group*            118,590      5,595
                                       --------
Total Financials                         20,096
                                       --------



                                          Value
                              Shares      (000)
-----------------------------------------------
HEALTH CARE--23.9%
-----------------------------------------------
Acorda Therapeutics*         363,762 $    7,206
Air Methods*                 241,239      4,079
Alexion Pharmaceuticals*     257,610      9,702
Amedisys* #                   97,550      2,682
Auxilium Pharmaceuticals*    176,790      4,901
Catalyst Health Solutions*   124,280      2,463
Cougar Biotechnology* #       21,230        684
Health Net*                  268,560      3,889
HMS Holdings*                 27,120        892
Icon ADR*                    178,240      2,879
Kendle International*        190,670      3,996
LHC Group*                   159,230      3,548
MedAssets*                   132,810      1,892
Orthofix International*      155,950      2,888
Parexel International*       518,544      5,045
PharMerica*                  455,930      7,587
PSS World Medical*           120,840      1,734
Psychiatric Solutions*       140,290      2,207
Wright Medical Group*        146,068      1,903
XenoPort*                    259,374      5,021
                                       --------
Total Health care                        75,198
                                       --------
-----------------------------------------------
INDUSTRIALS--18.4%
-----------------------------------------------
Aerovironment* #              65,390      1,367
Allegiant Travel*             61,080      2,777
American Science &
  Engineering                 67,759      3,781
Astec Industries*             60,830      1,596
Axsys Technologies*           11,036        464
AZZ*                         109,180      2,881
Bucyrus International, Cl A  161,550      2,452
CBIZ*                        760,260      5,299
Chart Industries*            101,150        797
CIRCOR International          78,090      1,759
Clean Harbors*                86,420      4,148
Copa Holdings, Cl A           92,420      2,650
Cubic                         59,240      1,501
EnPro Industries*            167,400      2,862
ESCO Technologies*           101,760      3,938
Genesee & Wyoming, Cl A*     166,735      3,543
HUB Group, Cl A*              33,884        576
Middleby* #                  112,010      3,632
Powell Industries*            90,260      3,187
Robbins & Myers               65,860        999
Triumph Group                200,436      7,657
                                       --------
Total Industrials                        57,866
                                       --------



                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  23

FINANCIAL STATEMENTS
-----------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
                                          Value
                              Shares      (000)
-----------------------------------------------
INFORMATION TECHNOLOGY--11.1%
-----------------------------------------------
Actuate*                     508,920    $ 1,557
Ansys*                       373,640      9,378
Ariba*                       634,440      5,539
Cogo Group*                   49,490        331
Comtech Telecommunications*  133,165      3,299
Cybersource*                 337,706      5,001
DG FastChannel*              138,040      2,591
Hittite Microwave*            83,650      2,610
Kenexa*                       68,850        371
Netscout Systems*             45,620        327
Palm* #                      327,080      2,819
Quality Systems #             27,560      1,247
                                       --------
Total Information technology             35,070
                                       --------
-----------------------------------------------
MATERIALS--0.9%
-----------------------------------------------
Calgon Carbon*               208,580      2,956
                                       --------
Total Materials                           2,956
                                       --------
-----------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
-----------------------------------------------
NTELOS Holdings              166,590      3,022
                                       --------
Total Telecommunication services          3,022
                                       --------
-----------------------------------------------
UTILITIES--0.8%
-----------------------------------------------
Artesian Resources, Cl A      60,815        853
California Water Service
  Group                       40,932      1,713
                                       --------
Total Utilities                           2,566
                                       --------
-----------------------------------------------
TOTAL COMMON STOCK
   (COST $301,864)                      271,009
===============================================
-----------------------------------------------
REGISTERED INVESTMENT COMPANY--5.0%
-----------------------------------------------
iShares Russell 2000
   Growth Index Fund          99,230      4,563
iShares Russell 2000
   Index Fund                268,050     11,242
-----------------------------------------------
TOTAL REGISTERED INVESTMENT
   COMPANY (COST $24,901)                15,805
===============================================




                                          Value
                              Shares      (000)
-----------------------------------------------
CASH EQUIVALENT--15.4%
-----------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   0.693%** (1)           48,467,997   $ 48,468
-----------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $48,468)                        48,468
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--106.5%
   (COST $375,233)                     $335,282
===============================================

Percentages are based on Net Assets of $314,771.***
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
# Security fully or partially on loan at March 31, 2009. The total value of securities on loan at March 31, 2009, was $20,419,925. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2009 was $21,498,421.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.



24 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


TURNER LARGE CAP GROWTH FUND
March 31, 2009
                                        Value
                             Shares     (000)
-----------------------------------------------
COMMON STOCK--98.9%+
-----------------------------------------------
CONSUMER DISCRETIONARY--10.0%
-----------------------------------------------
Amazon.com*                    9,770  $     717
Best Buy                      13,330        506
Kohl's*                        9,570        405
Lowe's                        23,350        426
Yum! Brands                    8,210        226
                                       --------
Total Consumer discretionary              2,280
                                       --------
-----------------------------------------------
CONSUMER STAPLES--12.7%
-----------------------------------------------
Archer-Daniels-Midland         9,190        255
Clorox                         5,150        265
Colgate-Palmolive              6,690        395
CVS/Caremark                  18,010        495
PepsiCo                       22,940      1,181
SYSCO                         13,820        315
                                       --------
Total Consumer staples                    2,906
                                       --------
-----------------------------------------------
ENERGY--6.9%
-----------------------------------------------
Occidental Petroleum           7,440        414
Peabody Energy                15,490        388
Petroleo Brasileiro ADR        6,800        207
Southwestern Energy*           8,060        239
Weatherford International*    30,330        336
                                       --------
Total Energy                              1,584
                                       --------
-----------------------------------------------
FINANCIALS--3.6%
-----------------------------------------------
Goldman Sachs Group            3,000        318
T. Rowe Price Group #          8,830        255
Visa, Cl A                     4,680        260
                                       --------
Total Financials                            833
                                       --------
-----------------------------------------------
HEALTH CARE--15.7%
-----------------------------------------------
Abbott Laboratories           18,430        879
Baxter International           9,960        510
Celgene*                       6,910        307
Express Scripts*               4,280        198
Gilead Sciences*              16,270        754
Roche Holding ADR              7,160        246
St. Jude Medical*              9,020        328



                                          Value
                              Shares      (000)
-----------------------------------------------
Teva Pharmaceutical
  Industries                   8,130 $      366
                                       --------
Total Health care                         3,588
                                       --------
-----------------------------------------------
INDUSTRIALS--4.1%
-----------------------------------------------
First Solar*                   1,750        232
Union Pacific                  8,910        366
United Parcel Service, Cl B    6,700        330
                                       --------
Total Industrials                           928
                                       --------
-----------------------------------------------
INFORMATION TECHNOLOGY--38.3%
-----------------------------------------------
Activision Blizzard*          27,580        289
Adobe Systems*                13,280        284
Apple*                         7,660        805
Applied Materials             59,850        643
Broadcom, Cl A*               45,200        903
Google, Cl A*                  2,615        910
Intel                         67,280      1,013
International Business
   Machines                   11,280      1,093
Juniper Networks*             26,340        397
Kla-Tencor                    25,540        511
QUALCOMM                      33,110      1,288
Western Union                 17,160        216
Xilinx                        21,260        407
                                       --------
Total Information technology              8,759
                                       --------
-----------------------------------------------
MATERIALS--4.1%
-----------------------------------------------
BHP Billiton ADR               5,070        226
Monsanto                       5,760        479
Nucor                          6,230        238
                                       --------
Total Materials                             943
                                       --------
-----------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
-----------------------------------------------
American Tower, Cl A*         14,670        446
China Mobile ADR               8,290        361
                                       --------
Total Telecommunication services            807
                                       --------
-----------------------------------------------
TOTAL COMMON STOCK
   (COST $24,984)                        22,628
===============================================


                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
                                         Value
                              Shares     (000)
-----------------------------------------------
CASH EQUIVALENT--2.0%
-----------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   0.693%** (1)              456,180  $     456
-----------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $456)                              456
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--100.9%
   (COST $25,440)                      $ 23,084
===============================================

Percentages are based on Net Assets of $22,889.***
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
# Security fully or partially on loan at March 31, 2009. The total value of securities on loan at March 31, 2009, was $240,856. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2009 was $261,381.
ADR -- American Depositary Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

26 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS

TURNER MIDCAP GROWTH FUND
March 31, 2009
                                          Value
                              Shares      (000)
-----------------------------------------------
COMMON STOCK--99.5%
-----------------------------------------------
CONSUMER DISCRETIONARY--20.7%
-----------------------------------------------
Best Buy                     235,490   $  8,939
Cablevision Systems, Cl A    203,996      2,640
Coach*                       332,600      5,554
Darden Restaurants           356,156     12,202
Deckers Outdoor*             162,679      8,628
GameStop, Cl A*              409,841     11,484
Guess?                       514,832     10,853
ITT Educational Services*     34,281      4,162
Kohl's*                      393,294     16,644
Nordstrom                    365,210      6,117
priceline.com*                71,950      5,668
Pulte Homes                  936,117     10,232
Starwood Hotels & Resorts
   Worldwide                 530,840      6,742
Toll Brothers*               418,801      7,605
Urban Outfitters*            594,234      9,728
WMS Industries*              386,445      8,081
Wynn Resorts* #              317,815      6,347
Yum! Brands                  428,550     11,777
                                       --------
Total Consumer discretionary            153,403
                                       --------
-----------------------------------------------
CONSUMER STAPLES--4.7%
-----------------------------------------------
Alberto-Culver, Cl B         314,637      7,114
Brown-Forman, Cl B           129,122      5,014
Clorox                       119,787      6,167
Hansen Natural*              198,985      7,163
Whole Foods Market #         572,000      9,609
                                       --------
Total Consumer staples                   35,067
                                       --------
-----------------------------------------------
ENERGY--8.6%
-----------------------------------------------
Cameron International*       383,829      8,417
Consol Energy                371,846      9,385
Dresser-Rand Group*          310,994      6,873
PetroHawk Energy*            371,060      7,136
Range Resources              234,761      9,663
Southwestern Energy*         344,958     10,242
Weatherford
  International*           1,075,670     11,908
                                       --------
Total Energy                             63,624
                                       --------
-----------------------------------------------
FINANCIALS--7.2%
-----------------------------------------------
AON                          141,768      5,787
BlackRock, Cl A               51,176      6,655
Digital Realty Trust #       159,070      5,278





                                          Value
                              Shares      (000)
-----------------------------------------------
IntercontinentalExchange*    153,171   $ 11,407
Northern Trust               229,390     13,722
T. Rowe Price Group #        356,859     10,299
                                       --------
Total Financials                         53,148
                                       --------
-----------------------------------------------
HEALTH CARE--12.0%
-----------------------------------------------
Aetna                        151,833      3,694
Alexion Pharmaceuticals*     249,997      9,415
Allergan                     250,688     11,973
AmerisourceBergen, Cl A      166,974      5,453
DaVita*                      144,859      6,366
Express Scripts*             152,332      7,033
Illumina*                    307,459     11,450
Intuitive Surgical*           30,642      2,922
Myriad Genetics*             205,762      9,356
Omnicare                     156,204      3,825
St. Jude Medical*            296,960     10,789
United Therapeutics*          92,973      6,145
                                       --------
Total Health care                        88,421
                                       --------
-----------------------------------------------
INDUSTRIALS--13.1%
-----------------------------------------------
Ametek                       125,348      3,920
C.H. Robinson Worldwide      201,820      9,205
Continental Airlines, Cl B*  522,223      4,601
Covanta Holding*             269,277      3,525
Cummins                      276,830      7,045
Equifax                      208,780      5,105
ESCO Technologies*           151,172      5,850
Fastenal #                   169,190      5,440
First Solar*                  30,905      4,101
Jacobs Engineering Group*    189,788      7,337
Parker Hannifin              218,240      7,416
Precision Castparts          142,012      8,507
Quanta Services*             399,690      8,573
Robert Half International    351,599      6,269
Stericycle*                  202,789      9,679
                                       --------
Total Industrials                        96,573
                                       --------
-----------------------------------------------
INFORMATION TECHNOLOGY--23.2%
-----------------------------------------------
Activision Blizzard*         750,338      7,849
Adobe Systems*               431,615      9,232
Altera                       664,401     11,660
ASML Holding NY Shares       214,480      3,756
Atheros Communications*      392,568      5,755
BMC Software*                132,925      4,387


                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  27

FINANCIAL STATEMENTS
-----------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
                                          Value
                              Shares      (000)
-----------------------------------------------
Broadcom, Cl A*              667,591  $  13,339
Check Point Software
   Technologies*             252,600      5,610
F5 Networks*                 573,994     12,025
Juniper Networks*            566,144      8,526
Kla-Tencor                   437,550      8,751
Lam Research*                391,255      8,909
McAfee*                      427,731     14,329
NetApp*                      611,150      9,069
Omniture*                    437,090      5,765
Paychex                      393,850     10,110
PMC - Sierra*              1,153,049      7,356
Salesforce.com*              168,220      5,506
Varian Semiconductor
   Equipment Associates*     466,881     10,113
VeriSign*                    234,360      4,422
VistaPrint* #                185,363      5,096
                                       --------
Total Information technology            171,565
                                       --------
-----------------------------------------------
MATERIALS--5.3%
-----------------------------------------------
Airgas                       138,429      4,680
Alcoa                        488,570      3,586
CF Industries Holdings        74,860      5,325
Ecolab                       216,537      7,520
Martin Marietta Materials     78,664      6,238
Nucor                        113,930      4,349
Steel Dynamics               839,250      7,394
                                       --------
Total Materials                          39,092
                                       --------
-----------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
-----------------------------------------------
American Tower, Cl A*        301,014      9,160
MetroPCS Communications*     604,191     10,319
                                       --------
Total Telecommunication services         19,479
                                       --------
-----------------------------------------------
UTILITIES--2.1%
-----------------------------------------------
PPL                          353,467     10,148
Questar                      182,706      5,377
                                       --------
Total Utilities                          15,525
                                       --------
-----------------------------------------------
TOTAL COMMON STOCK
   (COST $830,520)                      735,897
===============================================



                                           Value
                            Shares         (000)
-----------------------------------------------
CASH EQUIVALENT--6.2%
-----------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   0.693%** (1)           45,481,067   $ 45,481
-----------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $45,481)                        45,481
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--105.7%
   (COST $876,001)                    $ 781,378
===============================================


Percentages are based on Net Assets of $739,398.***
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
# Security fully or partially on loan at March 31, 2009. The total value of securities on loan at March 31, 2009, was $39,028,901. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2009 was $42,047,559.
Cl -- Class
NY -- New York

The accompanying notes are an integral part of the financial statements.




28 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
March 31, 2009
                                          Value
                              Shares      (000)
-----------------------------------------------
COMMON STOCK--99.7%+
-----------------------------------------------
CONSUMER DISCRETIONARY--23.6%
-----------------------------------------------
Deckers Outdoor*              13,360    $   709
DR Horton                     48,590        471
Guess?                        54,470      1,148
Pulte Homes                   41,860        458
Scientific Games, Cl A*       39,890        483
WMS Industries*               31,840        666
Wynn Resorts* #               23,700        473
                                       --------
Total Consumer discretionary              4,408
                                       --------
-----------------------------------------------
CONSUMER STAPLES--2.1%
-----------------------------------------------
Whole Foods Market #          23,460        394
                                       --------
Total Consumer staples                      394
                                       --------
-----------------------------------------------
ENERGY--4.1%
-----------------------------------------------
Consol Energy                 12,990        328
Weatherford International*    39,500        437
                                       --------
Total Energy                                765
                                       --------
-----------------------------------------------
FINANCIALS--4.1%
-----------------------------------------------
IntercontinentalExchange*     10,330        769
                                       --------
Total Financials                            769
                                       --------
-----------------------------------------------
HEALTH CARE--4.8%
-----------------------------------------------
Gilead Sciences*               8,900        412
Myriad Genetics*              10,560        480
                                       --------
Total Health care                           892
                                       --------
-----------------------------------------------
INDUSTRIALS--5.0%
-----------------------------------------------
First Solar*                   3,500        465
Genco Shipping & Trading #    37,690        465
                                       --------
Total Industrials                           930
                                       --------
-----------------------------------------------
INFORMATION TECHNOLOGY--46.2%
-----------------------------------------------
Apple*                         7,410        779
Atheros Communications*       43,830        643
Corning                       48,500        644
F5 Networks*                  40,840        856
Google, Cl A*                  1,300        452
Juniper Networks*             42,000        632
Lam Research*                 38,300        872
McAfee*                       28,320        949
QUALCOMM                      26,650      1,037
Taiwan Semiconductor
   Manufacturing              82,010        734





                                          Value
                              Shares      (000)
-----------------------------------------------
Varian Semiconductor
  Equipment Associates*       21,980   $    476
Visa, Cl A                     9,680        538
                                       --------
Total Information technology              8,612
                                       --------
-----------------------------------------------
MATERIALS--9.8%
-----------------------------------------------
CF Industries Holdings         9,410        669
  Freeport-McMoRan
Copper & Gold                 16,300        621
Steel Dynamics                61,132        539
                                       --------
Total Materials                           1,829
                                       --------
-----------------------------------------------
 TOTAL COMMON STOCK
    (COST $19,781)                       18,599
===============================================
 CASH EQUIVALENT--7.5%
-----------------------------------------------
 BlackRock TempCash Fund
    Institutional Shares,
    0.693%** (1)           1,403,337      1,403
-----------------------------------------------
 TOTAL CASH EQUIVALENT
    (COST $1,403)                         1,403
===============================================
-----------------------------------------------
 TOTAL INVESTMENTS--107.2%
    (COST $21,184)                     $ 20,002
===============================================


 Percentages are based on Net Assets of $18,657.***
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
# Security fully or partially on loan at March 31, 2009. The total value of securities on loan at March 31, 2009, was $1,259,663. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2009 was $1,403,337.
Cl -- Class

The accompanying notes are an integral part of the financial statements.



                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  29

FINANCIAL STATEMENTS
-----------------------------------------------


SCHEDULE OF INVESTMENTS

TURNER SMALL CAP GROWTH FUND
March 31, 2009
                                          Value
                              Shares      (000)
-----------------------------------------------
COMMON STOCK--96.8%+
-----------------------------------------------
CONSUMER DISCRETIONARY--15.5%
-----------------------------------------------
Aeropostale*                 101,860   $  2,705
Buckle #                      77,565      2,477
Capella Education*            25,100      1,330
Centex                       196,630      1,475
Collective Brands*           104,835      1,021
Deckers Outdoor*              41,080      2,179
DR Horton                    139,630      1,354
Interactive Data              55,710      1,385
J. Crew Group*                97,480      1,285
Life Time Fitness*            96,800      1,216
Scientific Games, Cl A*      136,080      1,648
Texas Roadhouse, Cl A*       205,940      1,963
True Religion Apparel*       145,410      1,717
Wendy's/Arby's Group, Cl A   374,660      1,885
WMS Industries*              127,220      2,660
                                       --------
Total Consumer discretionary             26,300
                                       --------
-----------------------------------------------
CONSUMER STAPLES--2.5%
-----------------------------------------------
Chattem* #                    12,639        709
Green Mountain Coffee
   Roasters* #                47,080      2,260
United Natural Foods*         67,913      1,288
                                       --------
Total Consumer staples                    4,257
                                       --------
-----------------------------------------------
ENERGY--5.0%
-----------------------------------------------
Arena Resources*              55,700      1,419
Bill Barrett*                 30,750        684
CARBO Ceramics                23,130        658
Concho Resources*             69,460      1,777
Core Laboratories             29,580      2,164
Goodrich Petroleum* #         32,930        638
Massey Energy                120,300      1,217
                                       --------
Total Energy                              8,557
                                       --------
-----------------------------------------------
FINANCIALS--4.9%
-----------------------------------------------
Eaton Vance                   78,640      1,797
Greenhill #                   24,470      1,807
Home Properties #             34,190      1,048
ProAssurance*                 23,880      1,113
Stifel Financial*             41,080      1,779
Tanger Factory Outlet
    Centers #                 26,910        831
                                       --------
Total Financials                          8,375
                                       --------



                                          Value
                              Shares       (000)
-----------------------------------------------
HEALTH CARE--25.2%
-----------------------------------------------
Acorda Therapeutics*          91,570 $    1,814
Alexion Pharmaceuticals*      87,638      3,300
Amedisys* #                   68,280      1,877
AMERIGROUP*                   78,040      2,149
Auxilium Pharmaceuticals* #   63,250      1,753
CardioNet*                    21,950        616
Cougar Biotechnology* #       40,860      1,316
Haemonetics*                  58,010      3,195
Icon ADR*                     56,062        905
Immucor*                      57,640      1,450
Masimo*                       22,450        651
Myriad Genetics*              73,580      3,346
NuVasive*                     52,360      1,643
Onyx Pharmaceuticals*         42,230      1,206
OSI Pharmaceuticals*          62,930      2,408
Owens & Minor                 46,130      1,528
Parexel International*       181,400      1,765
Perrigo                       42,510      1,055
Psychiatric Solutions*        75,960      1,195
Thoratec*                     95,220      2,446
United Therapeutics*          23,350      1,543
West Pharmaceutical Services  76,130      2,498
Wright Medical Group*        110,940      1,446
XenoPort*                     84,670      1,639
                                       --------
Total Health care                        42,744
                                       --------
-----------------------------------------------
INDUSTRIALS--8.6%
-----------------------------------------------
Aecom Technology*             34,460        899
ESCO Technologies*            44,660      1,728
Genesee & Wyoming, Cl A*      60,020      1,275
Kforce*                      179,930      1,265
Mobile Mini* #               109,936      1,266
Navigant Consulting*         100,640      1,315
Tetra Tech*                   68,100      1,388
UAL*                         162,210        727
Valmont Industries            21,560      1,083
Waste Connections*            58,350      1,500
Watsco #                      43,400      1,477
Yingli Green Energy
   Holding* #                116,260        700
                                       --------
Total Industrials                        14,623
                                       --------


30 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND


                                          Value
                              Shares      (000)
-----------------------------------------------
INFORMATION TECHNOLOGY--28.7%
-----------------------------------------------
3PAR*                        109,100   $    717
Ariba*                       173,720      1,516
AsiaInfo Holdings*            91,780      1,546
Atheros Communications*      156,830      2,299
comScore*                    121,940      1,474
Cybersource*                  11,060        164
Cymer*                        40,740        907
Diodes* #                     91,410        970
F5 Networks*                  83,150      1,742
Fairchild Semiconductor
   International, Cl A*      321,640      1,200
GSI Commerce*                 73,620        964
Itron*                        16,380        776
Mantech International, Cl A*  15,840        664
MercadoLibre GDR*             54,730      1,015
Net 1 UEPS Technologies*      95,520      1,453
Netlogic Microsystems* #      45,420      1,248
Novellus Systems*            156,440      2,602
Omniture*                    216,607      2,857
Palm* #                      200,410      1,727
Plexus*                      113,540      1,569
PMC - Sierra*                425,530      2,715
Quality Systems #             14,170        641
Semtech*                     136,750      1,826
Sybase*                       91,460      2,770
Synaptics* #                  76,750      2,054
Teradyne*                    384,380      1,684
TiVo*                        158,820      1,118
Ultratech*                   132,820      1,659
Varian Semiconductor
   Equipment Associates*     104,790      2,270
Verigy*                      125,370      1,034
VistaPrint* #                 76,900      2,114
Vocus*                       106,021      1,409
                                       --------
Total Information technology             48,704
                                       --------
-----------------------------------------------
MATERIALS--3.1%
-----------------------------------------------
Compass Minerals
   International              24,720      1,393
Greif, Cl A                   43,460      1,447
Schnitzer Steel Industries,
   Cl A                       30,160        947
Steel Dynamics               173,930      1,532
                                       --------
Total Materials                           5,319
                                       --------



                                          Value
                              Shares      (000)
-----------------------------------------------
TELECOMMUNICATION SERVICES--2.2%
-----------------------------------------------
Leap Wireless International*  47,850    $ 1,668
NTELOS Holdings               38,420        697
SBA Communications, Cl A*     56,090      1,307
                                       --------
Total Telecommunication services          3,672
                                       --------
-----------------------------------------------
UTILITIES--1.1%
-----------------------------------------------
ITC Holdings                  43,440      1,895
                                       --------
Total Utilities                           1,895
                                       --------
-----------------------------------------------
TOTAL COMMON STOCK
   (COST $186,035)                      164,446
===============================================
-----------------------------------------------
CASH EQUIVALENT--15.8%
-----------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   0.693%** (1)           26,873,768     26,874
-----------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $26,874)                        26,874
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--112.6%
   (COST $212,909)                     $191,320
===============================================

Percentages are based on Net Assets of $169,847.***
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
# Security fully or partially on loan at March 31, 2009. The total value of securities on loan at March 31, 2009, was $20,020,121. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2009 was $20,895,120.
 ADR -- American Depositary Receipt
 Cl -- Class
 GDR -- Global Depositary Receipt

 The accompanying notes are an integral part of the financial statements.




                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  31

FINANCIAL STATEMENTS
-----------------------------------------------
SCHEDULE OF INVESTMENTS


TURNER INTERNATIONAL CORE GROWTH FUND
March 31, 2009


                                          Value
                              Shares       (000)
-----------------------------------------------
COMMON STOCK--97.7%
-----------------------------------------------
CONSUMER DISCRETIONARY--8.1%
-----------------------------------------------
China Dongxiang Group        103,924    $    38
Fast Retailing                   310         35
Inditex                        1,003         39
New Oriental Education &
   Technology Group ADR*         690         35
Panasonic                      2,220         24
Parkson Retail Group          36,886         37
                                       --------
Total Consumer discretionary                208
                                       --------
-----------------------------------------------
CONSUMER STAPLES--11.2%
-----------------------------------------------
Cadbury                        3,720         28
Diageo                         3,080         35
Nestle                         2,264         76
Reckitt Benckiser Group        1,054         40
Shiseido                       2,326         34
Shoppers Drug Mart             1,140         39
Woolworths                     1,950         34
                                       --------
Total Consumer staples                      286
                                       --------
-----------------------------------------------
ENERGY--10.9%
-----------------------------------------------
BG Group                       2,730         41
CNOOC                         50,680         50
Enbridge                       1,360         39
OGX Petroleo e Gas
   Participacoes*                100         31
Petroleo Brasileiro            2,960         46
Transocean*                      650         38
Weatherford International*     3,170         35
                                       --------
Total Energy                                280
                                       --------
-----------------------------------------------
FINANCIALS--13.1%
-----------------------------------------------
Admiral Group                  3,310         41
Bank of Nova Scotia            1,380         34
Deutsche Boerse                  570         34
Industrial & Commercial
   Bank of China              95,250         50
Intesa Sanpaolo               12,078         33
Julius Baer Holding            1,588         39
Mitsubishi UFJ Financial Group 8,410         41
Mitsui Fudosan                 2,340         25
Itau Unibanco Banco Multiplo   3,650         40
                                       --------
Total Financials                            337
                                       --------



                                          Value
                              Shares      (000)
-----------------------------------------------
HEALTH CARE--10.9%
-----------------------------------------------
Astellas Pharma                  940 $       29
AstraZeneca                      880         31
CSL                            1,770         40
GlaxoSmithKline                2,440         38
Icon ADR*                      1,120         18
Roche Holding                    470         64
SSL International              4,910         32
Teva Pharmaceutical Industries   580         26
                                       --------
Total Health care                           278
                                       --------
-----------------------------------------------
INDUSTRIALS--11.1%
-----------------------------------------------
Alstom                           730         38
East Japan Railway               670         35
Experian                       5,447         34
Kuehne + Nagel International     693         40
Kurita Water Industries        1,100         21
Ryanair Holdings*              6,059         23
Siemens                          450         26
Tyco International             2,070         40
Vestas Wind Systems*             629         28
                                       --------
Total Industrials                           285
                                       --------
-----------------------------------------------
INFORMATION TECHNOLOGY--10.9%
-----------------------------------------------
Acer                          12,000         18
ASML Holding                   2,730         48
Autonomy*                      2,010         38
Nintendo                         134         38
Samsung Electronics              120         50
Taiwan Semiconductor
   Manufacturing               4,100         37
ZTE, Cl H                     12,620         51
                                       --------
Total Information technology                280
                                       --------
-----------------------------------------------
MATERIALS--13.0%
-----------------------------------------------
Air Liquide                      500         41
Anhui Conch Cement, Cl H       6,980         38
BHP Billiton                   2,700         60
Cia Vale do Rio Doce           2,500         34
CRH                            1,560         34
Potash Corp. of Saskatchewan     401         32
Rexam                          6,410         25
Syngenta                         200         40
Wacker Chemie                    330         28
                                       --------
Total Materials                             332
                                       --------


32 TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER INTERNATIONAL CORE GROWTH FUND

                                          Value
                              Shares      (000)
-----------------------------------------------
TELECOMMUNICATION SERVICES--5.0%
-----------------------------------------------
China Mobile                   4,933    $    43
China Unicom Hong Kong        37,000         40
Rogers Communications, Cl B    2,010         46
                                       --------
Total Telecommunication services            129
                                       --------
-----------------------------------------------
UTILITIES--3.5%
-----------------------------------------------
Iberdrola Renovables*          8,704         36
International Power            6,691         20
Tokyo Gas                      9,300         33
                                       --------
Total Utilities                              89
                                       --------
-----------------------------------------------
TOTAL COMMON STOCK
   (COST $3,011)                          2,504
===============================================
-----------------------------------------------
PREFERRED STOCK--1.8%
-----------------------------------------------
UTILITIES--1.8%
-----------------------------------------------
Cia Energetica de Minas
  Gerais                       3,160         46
                                       --------
Total Utilities                              46
                                       --------
-----------------------------------------------
TOTAL PREFERRED STOCK
   (COST $68)                                46
===============================================
-----------------------------------------------
CASH EQUIVALENT--0.3%
-----------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   0.693%**                    6,739          7
-----------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $7)                                  7
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--99.8%
   (COST $3,086)                        $ 2,557
===============================================


Percentages are based on Net Assets of $2,561.***
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
ADR -- American Depositary Receipt
Cl -- Class

--------------------------------------------------------------------------------
COUNTRY ALLOCATION AS OF 3/31/09+
--------------------------------------------------------------------------------
United Kingdom                              14.4%
Switzerland                                 13.2
Japan                                       12.3
Brazil                                       7.7
Canada                                       7.5
China                                        5.4
Australia                                    5.2
Hong Kong                                    5.2
Cayman Islands                               4.3
Ireland                                      4.3
Germany                                      3.4
France                                       3.1
Spain                                        2.9
Taiwan                                       2.1
South Korea                                  1.9
Netherlands                                  1.9
United States                                1.8
Italy                                        1.3
Denmark                                      1.1
Israel                                       1.0
--------------------------------------------------------------------------------
+ Percentages are based on total investments.


The accompanying notes are an integral part of the financial statements.

                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  33

FINANCIAL STATEMENTS
-----------------------------------------------

SCHEDULE OF INVESTMENTS


TURNER MIDCAP EQUITY FUND
March 31, 2009
                                         Value
                              Shares     (000)
-----------------------------------------------
COMMON STOCK--93.3%
-----------------------------------------------
CONSUMER DISCRETIONARY--16.7%
-----------------------------------------------
Abercrombie & Fitch, Cl A        350  $       8
Aeropostale*                     330          9
Burger King Holdings             515         12
Dollar Tree*                     185          8
Family Dollar Stores             402         13
H&R Block                        705         13
Magna International, Cl A        293          8
NVR*                              10          4
O'Reilly Automotive*             395         14
PetSmart                         497         10
priceline.com*                    65          5
Wendy's/Arby's Group, Cl A     1,890         10
                                       --------
Total Consumer discretionary                114
                                       --------
-----------------------------------------------
CONSUMER STAPLES--4.8%
-----------------------------------------------
Alberto-Culver, Cl B             375          8
Church & Dwight                  172          9
JM Smucker                       235          9
Ralcorp Holdings*                121          7
                                       --------
Total Consumer staples                       33
                                       --------
-----------------------------------------------
ENERGY--6.9%
-----------------------------------------------
FMC Technologies*                265          8
NuStar Energy                    250         12
PetroHawk Energy*                430          8
Plains All American Pipeline     255          9
Range Resources                  233         10
                                       --------
Total Energy                                 47
                                       --------
-----------------------------------------------
FINANCIALS--10.0%
-----------------------------------------------
Arch Capital Group*              172          9
Commerce Bancshares              153          6
Digital Realty Trust             300         10
Douglas Emmett                   540          4
First Horizon National           660          7
HCC Insurance Holdings           260          7
Keycorp                          665          5
New York Community Bancorp       675          7
People's United Financial        340          6
WR Berkley                       312          7
                                       --------
Total Financials                             68
                                       --------




                                          Value
                               Shares     (000)
-----------------------------------------------
HEALTH CARE--8.7%
-----------------------------------------------
Cephalon*                        188  $      13
Forest Laboratories*             405          9
Inverness Medical Innovations*   185          5
King Pharmaceuticals*            685          5
Omnicare                         500         12
Sepracor*                        535          8
Teleflex                         202          8
                                       --------
Total Health care                            60
                                       --------
-----------------------------------------------
INDUSTRIALS--10.5%
-----------------------------------------------
Aecom Technology*                320          8
Ametek                           336         10
Brink's                          250          7
Flowserve                        120          7
FTI Consulting*                   85          4
McDermott International*         505          7
Precision Castparts               60          4
Quanta Services*                 295          6
Roper Industries                 230         10
URS*                             230          9
                                       --------
Total Industrials                            72
                                       --------
-----------------------------------------------
INFORMATION TECHNOLOGY--23.4%
-----------------------------------------------
Akamai Technologies*             425          8
Alliance Data Systems*           153          6
BMC Software*                    425         14
Electronic Arts*                 525         10
Fiserv*                          235          9
Global Payments                  260          9
Hewitt Associates, Cl A*         350         10
IAC*                             525          8
Itron*                            75          4
McAfee*                          405         14
MEMC Electronic Materials*       500          8
NetApp*                          575          8
Netease.com ADR*                 200          5
Sybase*                          590         18
Synopsys*                        785         16
Teradata*                        385          6
Western Digital*                 394          8
                                       --------
Total Information technology                161
                                       --------


34 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP EQUITY FUND
                                          Value
                              Shares      (000)
-----------------------------------------------
MATERIALS--1.6%
-----------------------------------------------
Martin Marietta Materials         74    $     6
Silgan Holdings                  100          5
                                       --------
Total Materials                              11
                                       --------
-----------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
-----------------------------------------------
Leap Wireless International*     135          5
SBA Communications, Cl A*        565         13
                                       --------
Total Telecommunication services             18
                                       --------
-----------------------------------------------
UTILITIES--8.1%
-----------------------------------------------
CMS Energy                       670          8
DPL                              595         13
NSTAR                            410         13
UGI                              580         14
Wisconsin Energy                 175          7
                                       --------
Total Utilities                              55
                                       --------
-----------------------------------------------
TOTAL COMMON STOCK
   (COST $648)                              639
===============================================
REGISTERED INVESTMENT COMPANY--2.9%
-----------------------------------------------
iShares Russell Midcap Index
   Fund                          360         20
-----------------------------------------------
TOTAL REGISTERED INVESTMENT
   COMPANY (COST $23)                        20
===============================================
-----------------------------------------------
CASH EQUIVALENT--4.2%
-----------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   0.693%**                   29,409         29
-----------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $29)                                29
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--100.4%
   (COST $700)                           $  688
===============================================



Percentages are based on Net Assets of $685.***
  * Non-income producing security.
 ** Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

TURNER QUANTITATIVE BROAD MARKET EQUITY FUND
March 31, 2009


                                          Value
                              Shares      (000)
-----------------------------------------------
COMMON STOCK--97.6%
-----------------------------------------------
CONSUMER DISCRETIONARY--12.2%
-----------------------------------------------
Amazon.com*                       30         $2
Best Buy                         120          5
Burger King Holdings             116          3
Comcast, Cl A                    198          3
Darden Restaurants               117          4
DR Horton                        250          2
GameStop, Cl A*                   97          3
Hasbro                            75          2
Kohl's*                           80          3
Lowe's                           130          2
McDonald's                        71          4
Pulte Homes                      360          4
Staples                          182          3
Starbucks*                       180          2
Time Warner                       76          1
Time Warner Cable, Cl A           19          1
VF                                 3          3
                                       --------
Total Consumer discretionary                 47
                                       --------
-----------------------------------------------
CONSUMER STAPLES--10.6%
-----------------------------------------------
Altria Group                     110          2
Archer-Daniels-Midland           131          4
Coca-Cola                        128          6
Colgate-Palmolive                 61          3
Energizer Holdings*               30          1
Hormel Foods                      60          2
Kraft Foods, Cl A                 84          2
PepsiCo                           76          4
Philip Morris International      100          3
Procter & Gamble                 165          8
Wal-Mart Stores                  112          6
                                       --------
Total Consumer staples                       41
                                       --------
-----------------------------------------------
ENERGY--11.6%
-----------------------------------------------
Chevron                           84          6
ConocoPhillips                    83          3
ENSCO International               78          2
Exxon Mobil                      271         18
Occidental Petroleum              40          2
Peabody Energy                    93          2
Pride International*             113          2
Schlumberger                      60          2



                                          Value
                               Shares     (000)
-----------------------------------------------
Southwestern Energy*             100   $      3
Transocean*                       27          2
Valero Energy                    143          3
                                       --------
Total Energy                                 45
                                       --------
-----------------------------------------------
FINANCIALS--10.9%
-----------------------------------------------
Alleghany*                        10          3
Bank of New York Mellon           80          2
BlackRock, Cl A                   28          4
Cincinnati Financial             107          2
Goldman Sachs Group               37          4
IntercontinentalExchange*         68          5
JPMorgan Chase                   126          3
Loews                            132          3
Odyssey Re Holdings               70          3
Old Republic International       251          3
T. Rowe Price Group              121          3
Travelers                         63          3
Visa, Cl A                        70          4
                                       --------
Total Financials                             42
                                       --------
-----------------------------------------------
HEALTH CARE--15.5%
-----------------------------------------------
Abbott Laboratories               61          3
AmerisourceBergen, Cl A           90          3
Amgen*                            69          3
Bristol-Myers Squibb             107          2
Cephalon*                         40          3
Covance*                          90          3
CR Bard                           30          2
Endo Pharmaceuticals Holdings*   170          3
Express Scripts*                  40          2
Gilead Sciences*                  44          2
Johnson & Johnson                131          7
Laboratory Corp. of
   America Holdings*              60          4
Medco Health Solutions*           70          3
Merck                            114          3
Mylan*                           260          3
Pharmaceutical Product
   Development                   140          3
Quest Diagnostics                 76          4
St. Jude Medical*                 99          4
Wyeth                             80          3
                                       --------
Total Health care                            60
                                       --------


36 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                    (Unaudited)
-----------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER QUANTITATIVE BROAD MARKET EQUITY FUND
                                         Value
                               Shares    (000)
-----------------------------------------------
INDUSTRIALS--8.3%
-----------------------------------------------
Burlington Northern Santa Fe      60    $     4
General Electric                 387          4
Goodrich                         110          4
Illinois Tool Works              100          3
L-3 Communications
    Holdings                      30          2
Pall                             150          3
Quanta Services*                 121          3
United Parcel Service, Cl B       93          4
United Technologies               40          2
URS*                              85          3
                                       --------
Total Industrials                            32
                                       --------
-----------------------------------------------
INFORMATION TECHNOLOGY--16.6%
-----------------------------------------------
Activision Blizzard*             274          3
Affiliated Computer Services,
  Cl A*                           30          1
Apple*                            42          4
Broadcom, Cl A*                  200          4
Cisco Systems*                   307          5
EMC*                             220          3
Fidelity National Information
    Services                     242          4
Google, Cl A*                     10          3
Harris                            43          1
Intel                            302          5
International Business Machines   81          8
Microsoft                        357          7
Nuance Communications*           229          2
Oracle                           218          4
QUALCOMM                          95          4
Salesforce.com*                   90          3
Xilinx                           153          3
                                       --------
Total Information technology                 64
                                       --------
-----------------------------------------------
MATERIALS--3.6%
-----------------------------------------------
BHP Billiton ADR                  94          4
Freeport-McMoRan
    Copper & Gold                133          5
Monsanto                          35          3
Newmont Mining                    40          2
                                       --------
Total Materials                              14
                                       --------



                                          Value
                              Shares      (000)
-----------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
-----------------------------------------------
American Tower, Cl A*            120    $     4
AT&T                             187          5
Verizon Communications           154          4
                                       --------
Total Telecommunication services             13
                                       --------
-----------------------------------------------
UTILITIES--4.9%
-----------------------------------------------
AES*                             380          2
DPL                              170          4
Northeast Utilities              120          3
PPL                              110          3
SCANA                             90          3
Sempra Energy                     90          4
                                       --------
Total Utilities                              19
                                       --------
-----------------------------------------------
TOTAL COMMON STOCK
   (COST $384)                              377
===============================================
-----------------------------------------------
CASH EQUIVALENT--2.1%
-----------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   0.693%**                    7,577          8
-----------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $8)                                  8
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--99.7%
   (COST $392)                        $     385
===============================================

Percentages are based on Net Assets of $386.***
  * Non-income producing security.
 ** Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.


                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER SMALL CAP EQUITY FUND
March 31, 2009
                                          Value
                              Shares      (000)
-----------------------------------------------
COMMON STOCK--97.1%
-----------------------------------------------
CONSUMER DISCRETIONARY--11.8%
-----------------------------------------------
99 Cents Only Stores*         31,380  $     290
Aaron Rents                    6,760        180
American Public Education*     6,680        281
Bally Technologies*            9,000        166
Buckle                         5,190        166
Buffalo Wild Wings* #          6,960        254
Carter's*                      9,870        186
Coinstar*                      4,930        161
Fossil*                        3,230         51
LKQ*                          16,810        240
Penn National Gaming*         11,330        274
PetMed Express*               14,880        245
Tractor Supply*                7,660        276
                                       --------
Total Consumer discretionary              2,770
                                       --------
-----------------------------------------------
CONSUMER STAPLES--3.8%
-----------------------------------------------
Green Mountain Coffee
   Roasters* #                 6,820        327
TreeHouse Foods*              11,210        323
Whole Foods Market #          14,540        244
                                       --------
Total Consumer staples                      894
                                       --------
-----------------------------------------------
ENERGY--5.0%
-----------------------------------------------
Alpha Natural Resources*       6,800        121
Core Laboratories              2,800        205
Linn Energy LLC               21,660        323
Nordic American Tanker
   Shipping #                  4,220        123
Southern Union                17,210        262
Unit*                          6,650        139
                                       --------
Total Energy                              1,173
                                       --------
-----------------------------------------------
FINANCIALS--18.1%
-----------------------------------------------
Allied World Assurance
  Holdings                     5,260        200
First Commonwealth
  Financial                   27,840        247
Glacier Bancorp #             19,400        305
Greenhill #                    3,060        226
Investors Bancorp*            13,920        118
IPC Holdings                   8,850        239
Knight Capital Group, Cl A*   15,570        229
Lazard, Cl A                   5,770        170
Omega Healthcare Investors    19,030        268
Potlatch                      11,720        272


                                          Value
                                Shares    (000)
-----------------------------------------------
ProAssurance*                  5,641   $    263
Prosperity Bancshares         11,200        306
Redwood Trust                 23,960        368
Signature Bank*               10,270        290
Tanger Factory Outlet
  Centers #                    7,860        243
Tower Group                   11,120        274
Validus Holdings               9,820        232
                                       --------
Total Financials                          4,250
                                       --------
-----------------------------------------------
HEALTH CARE--12.9%
-----------------------------------------------
Acorda Therapeutics*           6,800        135
CardioNet*                     7,890        221
Chemed                         6,380        248
Cooper                        12,620        334
Emergency Medical
  Services, Cl A* #            5,530        174
Health Net*                   15,020        218
InterMune* #                   5,680         93
Invacare                      11,210        180
Masimo*                        6,230        181
Onyx Pharmaceuticals*          6,740        192
Par Pharmaceutical*           11,050        105
Psychiatric Solutions*        11,370        179
Sepracor*                     18,020        264
SonoSite*                     11,870        212
STERIS                        11,790        274
                                       --------
Total Health care                         3,010
                                       --------
-----------------------------------------------
INDUSTRIALS--7.6%
-----------------------------------------------
Aegean Marine
  Petroleum Network           16,130        270
Astec Industries*              7,920        208
Badger Meter #                 9,700        280
EMCOR Group*                   7,820        134
 MasTec*                      29,990        363
Perini*                       11,780        145
 SYKES Enterprises*           13,120        218
Triumph Group                  4,460        170
                                       --------
Total Industrials                         1,788
                                       --------
-----------------------------------------------
INFORMATION TECHNOLOGY--26.1%
-----------------------------------------------
Ariba*                        28,040        245
Bankrate*                      6,260        156
 Blackboard*                  10,820        344
CSG Systems International*    14,580        208
EPIQ Systems*                 19,760        356


38 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
                                          Value
                              Shares      (000)
-----------------------------------------------
Exar*                         31,750   $    198
Formfactor*                    7,900        142
Harmonic*                     27,990        182
j2 Global Communications*      9,560        209
JDS Uniphase*                 66,920        218
MAXIMUS                        7,650        305
MercadoLibre GDR* #           17,610        327
Metavante Technologies*       15,870        317
NCR*                          14,500        115
Neutral Tandem*                9,430        232
Nice Systems ADR*              7,030        175
Quality Systems #              3,690        167
Quest Software*               23,850        303
Semtech*                      21,370        285
Sigma Designs*                10,350        129
Sybase*                       15,440        468
Tellabs*                      80,200        367
Teradyne*                     62,370        273
Valueclick*                   27,980        238
Zoran*                        16,620        146
                                       --------
Total Information technology              6,105
                                       --------
-----------------------------------------------
MATERIALS--6.3%
-----------------------------------------------
Calgon Carbon*                22,870        324
Kaiser Aluminum                8,860        205
OM Group*                     17,270        334
Rock-Tenn, Cl A                9,890        268
Sensient Technologies          6,190        145
Texas Industries #             7,800        195
                                       --------
Total Materials                           1,471
                                       --------
-----------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
-----------------------------------------------
Syniverse Holdings*           13,140        207
                                       --------
Total Telecommunication services            207
                                       --------
-----------------------------------------------
UTILITIES--4.6%
-----------------------------------------------
Avista                        16,330        225
New Jersey Resources           4,215        143
Portland General Electric     12,760        224
South Jersey Industries        7,330        257
Southwest Gas                  5,810        122
Unisource Energy               4,070        115
                                       --------
Total Utilities                           1,086
                                       --------
-----------------------------------------------
TOTAL COMMON STOCK
    (COST $22,913)                       22,754
===============================================



                                          Value
                              Shares      (000)
-----------------------------------------------
CASH EQUIVALENT--14.4%
-----------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   0.693%** (1)            3,363,053    $ 3,363
-----------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $3,363)                          3,363
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--111.5%
   (COST $26,276)                    $   26,117
===============================================

Percentages are based on Net Assets of $23,420.***
  * Non-income producing security.
 ** Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
 # Security fully or partially on loan at March 31, 2009. The total value of securities on loan at March 31, 2009, was $2,633,451. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley.
    Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund,
    Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2009 was $2,760,760.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company

The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2009 SEMIANNUAL REPORT | 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER QUANTITATIVE LARGE CAP VALUE FUND
March 31, 2009

                                          Value
                              Shares      (000)
-----------------------------------------------
COMMON STOCK--98.1%
-----------------------------------------------
CONSUMER DISCRETIONARY--5.5%
-----------------------------------------------
Apollo Group, Cl A*               50     $    4
AutoZone*                         20          3
Family Dollar Stores             150          5
H&R Block                        180          3
Home Depot                       150          4
McDonald's                        50          3
Ross Stores                      120          4
Tim Hortons                      150          4
Walt Disney                      170          3
                                       --------
Total Consumer discretionary                 33
                                       --------
-----------------------------------------------
CONSUMER STAPLES--9.7%
-----------------------------------------------
Altria Group                     290          5
Archer-Daniels-Midland           120          3
Avon Products                    200          4
Coca-Cola                        140          6
Colgate-Palmolive                 70          4
Constellation Brands, Cl A*      230          3
Energizer Holdings*               90          4
Lorillard                         80          5
PepsiCo                          140          7
Procter & Gamble                 210         10
Wal-Mart Stores                  130          7
                                       --------
Total Consumer staples                       58
                                       --------
-----------------------------------------------
ENERGY--18.4%
-----------------------------------------------
Anadarko Petroleum                90          4
Apache                            70          4
Boardwalk Pipeline Partners      160          4
Chevron                          400         27
ConocoPhillips                   250         10
Energy Transfer Partners LP      200          7
Exxon Mobil                      800         54
                                       --------
Total Energy                                110
                                       --------
-----------------------------------------------
FINANCIALS--19.3%
-----------------------------------------------
AON                              120          5
Bank of America                1,290          9
Bank of New York Mellon          240          7
BlackRock, Cl A                   40          5
Chubb                            120          5
Franklin Resources                80          4
Goldman Sachs Group               60          6


                                          Value
                               Shares     (000)
-----------------------------------------------
IntercontinentalExchange*         80 $        6
JPMorgan Chase                   540         14
Loews                            180          4
Marsh & McLennan                 200          4
MetLife                           80          2
Moody's                          170          4
Odyssey Re Holdings              100          4
PNC Financial Services Group     140          4
State Street                     130          4
TD Ameritrade Holding*           280          4
Travelers                        120          5
Unum Group                       300          4
Visa, Cl A                        80          4
Vornado Realty Trust              80          3
Wells Fargo                      600          8
                                       --------
Total Financials                            115
                                       --------
-----------------------------------------------
HEALTH CARE--14.6%
-----------------------------------------------
AmerisourceBergen, Cl A          210          7
Amgen*                           170          8
Bristol-Myers Squibb             380          8
Cephalon*                         80          5
Covidien                         120          4
Eli Lilly                        160          5
Endo Pharmaceuticals Holdings*   370          7
Gilead Sciences*                 140          7
Johnson & Johnson                230         12
Merck                            140          4
Watson Pharmaceuticals*          240          8
Wyeth                            280         12
                                       --------
Total Health care                            87
                                       --------
-----------------------------------------------
INDUSTRIALS--8.9%
-----------------------------------------------
Burlington Northern Santa Fe      80          5
Dun & Bradstreet                  50          4
First Solar*                      30          4
General Electric               1,380         14
ITT                              140          6
JB Hunt Transport Services       180          4
Lockheed Martin                   70          5
Pall                             200          4
United Technologies              100          4
Waste Management                 120          3
                                       --------
Total Industrials                            53
                                       --------


40 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER QUANTITATIVE LARGE CAP VALUE FUND


                                         Value
                              Shares      (000)
-----------------------------------------------
INFORMATION TECHNOLOGY--4.0%
-----------------------------------------------
BMC Software*                    170    $     5
CA                                 4          4
Hewitt Associates, Cl A*         100          3
International Business Machines   40          4
Mastercard, Cl A                  30          5
Symantec*                        210          3
                                       --------
Total Information technology                 24
                                       --------
-----------------------------------------------
MATERIALS--3.3%
-----------------------------------------------
Ball                              90          4
FMC                               50          2
Freeport-McMoRan
   Copper & Gold                 160          6
Monsanto                          60          5
Nucor                             70          3
                                       --------
Total Materials                              20
                                       --------
-----------------------------------------------
TELECOMMUNICATION SERVICES--4.4%
-----------------------------------------------
American Tower, Cl A*            150          4
AT&T                             510         13
Verizon Communications           290          9
                                       --------
Total Telecommunication services             26
                                       --------
-----------------------------------------------
UTILITIES--10.0%
-----------------------------------------------
Ameren                           270          6
American Water Works             320          6
Aqua America                     310          6
DPL                              230          5
Exelon                            60          3
FPL Group                        130          7
Integrys Energy Group            110          3
PG&E                             150          6
PPL                              200          6
Sempra Energy                    140          6
Wisconsin Energy                 140          6
                                       --------
Total Utilities                              60
                                       --------
-----------------------------------------------
TOTAL COMMON STOCK
   (COST $645)                              586
===============================================



                                          Value
                              Shares      (000)
-----------------------------------------------
CASH EQUIVALENT--1.7%
-----------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   0.693%**                   10,220  $      10
-----------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $10)                                10
===============================================
-----------------------------------------------
TOTAL INVESTMENTS--99.8%
   (COST $655)                        $     596
===============================================


Percentages are based on Net Assets of $597.***
  * Non-income producing security.
 ** Rate shown is the 7-day effective yield as of March 31, 2009.
*** This number has been rounded to the nearest thousand.
Cl -- Class
LP -- Limited Partnership

The accompanying notes are an integral part of the financial statements.


                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  41

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK


























42 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (000)
March 31, 2009


                                                                           Turner             Turner           Turner
                                                                        Concentrated        Core Growth       Emerging
                                                                        Growth Fund             Fund         Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Assets:
-------------------------------------------------------------------------------------------------------------------------
    Investment securities, at cost                                     $      29,272        $   493,546     $    375,233
=========================================================================================================================
    Investment securities, at value                                    $      28,578*      $    440,820*    $    335,282*
    Receivable for capital shares sold                                            82                285              261
    Receivable from investment adviser                                             1                 --               --
    Receivable for investment securities sold                                     --                 --            1,378
    Prepaid expenses                                                               7                 39               66
    Receivable for dividend income                                                15                207              183
-------------------------------------------------------------------------------------------------------------------------
       Total assets                                                           28,683            441,351          337,170
=========================================================================================================================
Liabilities:
    Obligation to return securities lending collateral                         1,033              2,688           21,498
    Payable for capital shares redeemed                                            6                164              117
    Payable due to shareholder servicing                                           6                 72               60
    Payable due to administrator                                                   3                 52               38
    Payable due to chief compliance officer                                        1                 10                8
    Payable for investment securities purchased                                   --              2,606              374
    Payable due to investment adviser                                             --                124              204
    Other accrued expenses                                                        18                136              100
-------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                       1,067              5,852           22,399
-------------------------------------------------------------------------------------------------------------------------
          Net assets                                                   $      27,616       $    435,499     $    314,771
=========================================================================================================================
    *Includes market value of securities on loan                       $         910       $      2,373     $     20,420
=========================================================================================================================
Net assets:
    Portfolio capital of Institutional Class Shares                    $          --       $    436,266         $ 20,568
    Portfolio capital of Investor Class Shares                               207,056            346,665          445,463
    Undistributed net investment income/
       (Distributions in excess of net investment income)                         76                664          (13,840)
    Accumulated net realized loss on investments                            (178,822)          (295,370)         (97,469)
    Net unrealized depreciation on investments                                  (694)           (52,726)         (39,951)
-------------------------------------------------------------------------------------------------------------------------
          Net assets                                                   $      27,616       $    435,499        $ 314,771
=========================================================================================================================
Outstanding shares of beneficial interest (1)
    Institutional Class Shares (2)                                                --         33,094,150          807,547
-------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
    Investor Class Shares (2)                                              6,532,317         25,247,195       10,493,648
-------------------------------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares (2)                           $          --       $247,498,485     $ 22,501,832
-------------------------------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares (2)                                $  27,615,700       $188,000,334     $292,268,980
-------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share -- Institutional Class Shares                      $          --        $      7.48        $   27.86
-------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share -- Investor Class Shares                           $        4.23        $      7.45        $   27.85
=========================================================================================================================


(1) Unlimited authorization -- par value $0.00001.
(2) Shares and Net Assets have not been rounded.
    Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  43

FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (000)
March 31, 2009
                                                                             Turner             Turner
                                                                           Large Cap            Midcap
                                                                          Growth  Fund       Growth Fund
-----------------------------------------------------------------------------------------------------------
Assets:
-----------------------------------------------------------------------------------------------------------
  Investment securities, at cost                                         $    25,440        $    876,001
  Foreign currency, at cost                                                       --                  --
-----------------------------------------------------------------------------------------------------------
  Investment securities, at value                                        $    23,084*       $    781,378*
  Foreign currency, at value                                                      --                  --
  Receivable for capital shares sold                                              45               3,064
  Receivable from investment adviser                                               1                  --
  Receivable for investment securities sold                                       66                  --
  Prepaid expenses                                                                13                  61
  Receivable for dividend income                                                  13                 575
-----------------------------------------------------------------------------------------------------------
     Total assets                                                             23,222             785,078
===========================================================================================================
Liabilities:
  Obligation to return securities lending collateral                             261              42,048
  Payable for capital shares redeemed                                             50                 644
  Payable due to shareholder servicing                                            --                 129
  Payable due to administrator                                                     3                  89
  Payable due to chief compliance officer                                          1                  18
  Payable for investment securities purchased                                     --               2,162
  Payable to custodian                                                            --                  --
  Payable due to investment adviser                                               --                 343
  Payable due to distributor                                                      --                  18
  Other accrued expenses                                                          18                 229
-----------------------------------------------------------------------------------------------------------
     Total liabilities                                                           333              45,680
-----------------------------------------------------------------------------------------------------------
        Net assets                                                       $    22,889        $    739,398
===========================================================================================================
  *Includes market value of securities on loan                           $       241        $     39,029
===========================================================================================================
Net assets:
  Portfolio capital of Institutional Class Shares                        $    52,549        $    161,670
  Portfolio capital of Investor Class Shares                                   1,521           1,268,567
  Portfolio capital of Retirement Class Shares                                    --               4,505
  Undistributed net investment income/(Accumulated net investment loss)/
     (Distributions in excess of net investment income)                           48                (248)
  Accumulated net realized loss on investments
     and foreign currency transactions                                       (28,873)           (600,473)
  Net unrealized depreciation on investments                                  (2,356)            (94,623)
  Net unrealized depreciation on foreign currencies and translation
     of other assets and liabilities denominated in foreign currencies            --                  --
-----------------------------------------------------------------------------------------------------------
        Net assets                                                       $    22,889        $    739,398
===========================================================================================================
Outstanding shares of beneficial interest (1)
  Institutional Class Shares (2)                                           6,425,908           5,270,002
-----------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
  Investor Class Shares (2)                                                  331,633          35,974,373
-----------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
  Retirement Class Shares (2)                                                     --             146,807
-----------------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares (2)                             $21,769,272        $ 94,319,755
-----------------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares (2)                                  $ 1,119,441        $642,536,370
-----------------------------------------------------------------------------------------------------------
Net Assets -- Retirement Class Shares (2)                                $        --        $  2,541,422
-----------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Institutional Class Shares                          $      3.39        $      17.90
-----------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Investor Class Shares                               $      3.38        $      17.86
-----------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Retirement Class Shares                             $        --        $      17.31
===========================================================================================================

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                              Turner          Turner          Turner
                                                                          New Enterprise     Small Cap      International
                                                                               Fund         Growth Fund   Core Growth Fund
----------------------------------------------------------------------------------------------------------------------------
Assets:
----------------------------------------------------------------------------------------------------------------------------
Investment securities, at cost                                              $    21,184     $    212,909     $    3,086
Foreign currency, at cost                                                            --               --              1
----------------------------------------------------------------------------------------------------------------------------
  Investment securities, at value                                           $    20,002*    $    191,320*    $    2,557
  Foreign currency, at value                                                         --               --              1
  Receivable for capital shares sold                                                  8              142             --
  Receivable from investment adviser                                                  6               --             --
  Receivable for investment securities sold                                          95              975             --
  Prepaid expenses                                                                    6               17             11
  Receivable for dividend income                                                     14              134             15
----------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                20,131          192,588          2,584
============================================================================================================================
Liabilities:
  Obligation to return securities lending collateral                              1,403           20,895             --
  Payable for capital shares redeemed                                                15               49             --
  Payable due to shareholder servicing                                                3               34             --
  Payable due to administrator                                                        2               20             --
  Payable due to chief compliance officer                                            --                4             --
  Payable for investment securities purchased                                        --            1,588             --
  Payable to custodian                                                               30               --             --
  Payable due to investment adviser                                                  --               92              3
  Payable due to distributor                                                         --               --             --
  Other accrued expenses                                                             21               59             20
----------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                            1,474           22,741             23
----------------------------------------------------------------------------------------------------------------------------
        Net assets                                                          $    18,657     $    169,847     $    2,561
============================================================================================================================
  *Includes market value of securities on loan                              $     1,260     $     20,020     $       --
============================================================================================================================
Net assets:
  Portfolio capital of Institutional Class Shares                           $        --     $         --     $    4,819
  Portfolio capital of Investor Class Shares                                     55,105          317,145             --
  Portfolio capital of Retirement Class Shares                                       --               --             --
  Undistributed net investment income/(Accumulated net investment loss)/
     (Distributions in excess of net investment income)                              58             (145)           (12)
  Accumulated net realized loss on investments
     and foreign currency transactions                                          (35,324)        (125,564)        (1,716)
  Net unrealized depreciation on investments                                     (1,182)         (21,589)          (529)
  Net unrealized depreciation on foreign currencies and translation
     of other assets and liabilities denominated in foreign currencies               --               --             (1)
----------------------------------------------------------------------------------------------------------------------------
        Net assets                                                          $    18,657     $    169,847     $    2,561
============================================================================================================================
Outstanding shares of beneficial interest (1)
  Institutional Class Shares (2)                                                     --               --        467,136
----------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
  Investor Class Shares (2)                                                   4,843,855        9,692,888             32
----------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
  Retirement Class Shares (2)                                                        --               --             --
----------------------------------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares (2)                                $        --     $         --     $2,560,558
----------------------------------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares (2)                                     $18,657,326     $169,846,859     $      178
----------------------------------------------------------------------------------------------------------------------------
Net Assets -- Retirement Class Shares (2)                                   $        --     $         --     $       --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Institutional Class Shares                             $        --     $         --     $     5.48
----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Investor Class Shares                                  $      3.85     $      17.52     $     5.48+
----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Retirement Class Shares                                $        --     $         --     $       --
============================================================================================================================





                                                                              Turner            Turner          Turner
                                                                              Midcap       Quantitative Broad   Small Cap
                                                                            Equity Fund    Market Equity Fund  Equity Fund
----------------------------------------------------------------------------------------------------------------------------
Assets:
----------------------------------------------------------------------------------------------------------------------------
  Investment securities, at cost                                            $      700         $     392       $    26,276
  Foreign currency, at cost                                                        --                --                 --
----------------------------------------------------------------------------------------------------------------------------
  Investment securities, at value                                           $      688         $    385        $    26,117*
  Foreign currency, at value                                                        --               --                 --
  Receivable for capital shares sold                                                --               --                  5
  Receivable from investment adviser                                                --                7                 --
  Receivable for investment securities sold                                         24               --                767
  Prepaid expenses                                                                  20                6                 36
  Receivable for dividend income                                                    --                1                 27
----------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                  732              399             26,952
============================================================================================================================
Liabilities:
                                                                                    --               --              2,761
  Obligation to return securities lending collateral                                --               --                 16
  Payable for capital shares redeemed                                               --               --                  5
  Payable due to shareholder servicing                                              --               --                  3
  Payable due to administrator                                                      --               --                  1
  Payable due to chief compliance officer                                           28               --                702
  Payable for investment securities purchased                                       --               --                 --
  Payable to custodian                                                               5               --                  7
  Payable due to investment adviser                                                 --               --                 --
  Payable due to distributor                                                        --               --                 --
  Other accrued expenses                                                            14               13                 37
----------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                              47               13              3,532
----------------------------------------------------------------------------------------------------------------------------
        Net assets                                                          $      685         $    386        $    23,420
============================================================================================================================
  *Includes market value of securities on loan                              $       --         $     --        $     2,633
============================================================================================================================
Net assets:
  Portfolio capital of Institutional Class Shares                           $      438         $    616        $        --
  Portfolio capital of Investor Class Shares                                       583                3             38,792
  Portfolio capital of Retirement Class Shares                                      --               --                 --
  Undistributed net investment income/(Accumulated net investment loss)/
     (Distributions in excess of net investment income)                             --                3                 40
  Accumulated net realized loss on investments
     and foreign currency transactions                                            (324)            (229)           (15,253)
  Net unrealized depreciation on investments                                       (12)              (7)              (159)
  Net unrealized depreciation on foreign currencies and translation
     of other assets and liabilities denominated in foreign currencies              --               --                 --
----------------------------------------------------------------------------------------------------------------------------
        Net assets                                                          $      685         $    386        $    23,420
============================================================================================================================
Outstanding shares of beneficial interest (1)
  Institutional Class Shares (2)                                                69,188            62,701                38
----------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
  Investor Class Shares (2)                                                      56,484              276         3,168,539
----------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
  Retirement Class Shares (2)                                                        --               --                --
----------------------------------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares (2)                                $   379,973        $ 384,084       $       284
----------------------------------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares (2)                                     $   304,904        $   1,689       $23,419,643
----------------------------------------------------------------------------------------------------------------------------
Net Assets -- Retirement Class Shares (2)                                   $       --         $     --        $        --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Institutional Class Shares                             $     5.49         $   6.13        $      7.39+
----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Investor Class Shares                                  $     5.40         $   6.12        $      7.39
----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Retirement Class Shares                                $       --         $     --         $        --
============================================================================================================================





                                                                              Turner
                                                                         Quantitative Large
                                                                           Cap Value Fund
--------------------------------------------------------------------------------------------
Assets:
--------------------------------------------------------------------------------------------
  Investment securities, at cost                                              $    655
  Foreign currency, at cost                                                         --
--------------------------------------------------------------------------------------------
  Investment securities, at value                                             $    596
  Foreign currency, at value                                                        --
  Receivable for capital shares sold                                                --
  Receivable from investment adviser                                                --
  Receivable for investment securities sold                                         --
  Prepaid expenses                                                                   8
  Receivable for dividend income                                                     1
--------------------------------------------------------------------------------------------
     Total assets                                                                  605
============================================================================================
Liabilities:
                                                                                    --
  Obligation to return securities lending collateral                                --
  Payable for capital shares redeemed                                               --
  Payable due to shareholder servicing                                              --
  Payable due to administrator                                                      --
  Payable due to chief compliance officer                                           --
  Payable for investment securities purchased                                       --
  Payable to custodian                                                               1
  Payable due to investment adviser                                                 --
  Payable due to distributor                                                        --
  Other accrued expenses                                                             7
--------------------------------------------------------------------------------------------
     Total liabilities                                                               8
--------------------------------------------------------------------------------------------
        Net assets                                                            $    597
============================================================================================
  *Includes market value of securities on loan                                $     --
============================================================================================
Net assets:
  Portfolio capital of Institutional Class Shares                             $  1,018
  Portfolio capital of Investor Class Shares                                         3
  Portfolio capital of Retirement Class Shares                                      --
  Undistributed net investment income/(Accumulated net investment loss)/
     (Distributions in excess of net investment income)                              5
  Accumulated net realized loss on investments
     and foreign currency transactions                                            (370)
  Net unrealized depreciation on investments                                       (59)
  Net unrealized depreciation on foreign currencies and translation
     of other assets and liabilities denominated in foreign currencies               --
--------------------------------------------------------------------------------------------
        Net assets                                                            $    597
============================================================================================
Outstanding shares of beneficial interest (1)
  Institutional Class Shares (2)                                               103,536
--------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
  Investor Class Shares (2)                                                        584
--------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
  Retirement Class Shares (2)                                                       --
--------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares (2)                                  $593,166
--------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares (2)                                       $  3,344
--------------------------------------------------------------------------------------------
Net Assets -- Retirement Class Shares (2)                                     $     --
--------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Institutional Class Shares                               $   5.73
--------------------------------------------------------------------------------------------
Net asset value, offering and redemption
     price per share -- Investor Class Shares                                 $   5.73
--------------------------------------------------------------------------------------------
Net asset value, offering and redemption
  price per share -- Retirement Class Shares                                  $     --
============================================================================================

(1) Unlimited authorization -- par value $0.00001.
(2) Shares and Net Assets have not been rounded.
+ Difference in net asset value recalculation and net asset value stated is caused by rounding differences.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                  TURNER FUNDS 2009 SEMIANNUAL REPORT |  44 & 45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000)
                                                            Turner              Turner               Turner
                                                           Concentrated       Core Growth           Emerging
                                                           Growth Fund           Fund             Growth Fund
                                                          ----------------------------------------------------------------
                                                          10/1/08 thru        10/1/08 thru        10/1/08 thru
                                                             3/31/09             3/31/09            3/31/09
--------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividend                                                  $    176         $   3,090              $     738
  Securities lending                                               5               135                    447
  Foreign taxes withheld                                          --               (14)                    --
--------------------------------------------------------------------------------------------------------------------------
     Total Investment income                                     181             3,211                  1,185
--------------------------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fees                                        68             1,326                  1,698
  Shareholder service fees (1)                                    37               234                    421
  Shareholder service fees (2)                                    --                --                     --
  Distribution fees (2)                                           --                --                     --
  Administrator fees                                              22               331                    254
  Chief compliance officer fees                                    1                20                     15
  Transfer agent fees                                             28                99                     50
  Registration fees                                               10                29                     17
  Custodian fees                                                   7                41                     37
  Professional fees                                                6                84                     65
  Printing fees                                                    4                59                     44
  Trustees' fees                                                   2                27                     20
  Insurance and other fees                                         3                39                     33
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                              188             2,289                  2,654
  Less:
        Investment advisory fee waiver                           (68)             (531)                  (279)
        Fees paid indirectly (3)                                  (1)               --                     (1)
        Reimbursement of other operating expenses                (14)               --                     --
--------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                105             1,758                  2,374
--------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                 76             1,453                 (1,189)
--------------------------------------------------------------------------------------------------------------------------
  Net realized loss from securities sold                     (18,202)         (172,960)              (109,665)
  Net realized loss on foreign currency transactions              --                --                     --
  Net change in unrealized appreciation
     (depreciation) on investments                             3,699              (778)               (87,356)
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on
     investments and foreign currencies                      (14,503)         (173,738)              (197,021)
--------------------------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting
     from operations                                        $(14,427)        $(172,285)             $(198,210)
==========================================================================================================================

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                             Turner         Turner         Turner
                                                           Large Cap        Midcap     New Enterprise
                                                          Growth Fund    Growth Fund        Fund
-------------------------------------------------------------------------------------------------------
                                                          10/1/08 thru  10/1/08 thru    10/1/08 thru
                                                             3/31/09       3/31/09        3/31/09
-------------------------------------------------------------------------------------------------------
Investment income:
  Dividend                                                     $ 191      $   3,446        $    63
  Securities lending                                               2            730             22
  Foreign taxes withheld                                          --             (9)            (1)
-------------------------------------------------------------------------------------------------------
     Total Investment income                                     193          4,167             84
-------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fees                                        70          2,879              3
  Shareholder service fees (1)                                     1            838             24
  Shareholder service fees (2)                                    --              4             --
  Distribution fees (2)                                           --              4             --
  Administrator fees                                              18            574             14
  Chief compliance officer fees                                    1             35              1
  Transfer agent fees                                             29            233             27
  Registration fees                                               13             39             10
  Custodian fees                                                  10             49              6
  Professional fees                                                4            147              4
  Printing fees                                                    3            105              2
  Trustees' fees                                                   1             46              1
  Insurance and other fees                                         3             72              2
-------------------------------------------------------------------------------------------------------
     Total expenses                                              153          5,025             94
  Less:
        Investment advisory fee waiver                           (70)          (606)            (3)
        Fees paid indirectly (3)                                  --             (4)            (2)
        Reimbursement of other operation expenses                 (1)            --            (63)
-------------------------------------------------------------------------------------------------------
     Net expenses                                                 82          4,415             26
-------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                111           (248)            58
-------------------------------------------------------------------------------------------------------
     Net realized loss from securities sold                   (7,502)      (306,591)       (11,632)
     Net realized loss on foreign currency transactions           --             --             --
     Net change in unrealized appreciation
        (depreciation) on investments                           (492)       (52,145)         1,699
-------------------------------------------------------------------------------------------------------
     Net realized and unrealized loss on
        investments and foreign currencies                    (7,994)      (358,736)        (9,933)
-------------------------------------------------------------------------------------------------------
     Net decrease in net assets resulting
        from operations                                      $(7,883)     $(358,984)       $(9,875)
-------------------------------------------------------------------------------------------------------




                                                                            Turner
                                                              Turner     International      Turner
                                                            Small Cap     Core Growth       Midcap
                                                           Growth Fund        Fund        Equity Fund
--------------------------------------------------------------------------------------------------------
                                                           10/1/08 thru   10/1/08 thru   10/1/08 thru
                                                            3/31/09          3/31/09       3/31/09
--------------------------------------------------------------------------------------------------------
Investment income:
  Dividend                                                      $ 520        $    28         $   3
  Securities lending                                              449             --            --
  Foreign taxes withheld                                           (1)            (3)           --
--------------------------------------------------------------------------------------------------------
     Total Investment income                                      968             25             3
--------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fees                                        891             10             2
  Shareholder service fees (1)                                    223             --             1
  Shareholder service fees (2)                                     --             --            --
  Distribution fees (2)                                            --             --            --
  Administrator fees                                              133              2            --
  Chief compliance officer fees                                     8             --            --
  Transfer agent fees                                              32             25            27
  Registration fees                                                12              6            13
  Custodian fees                                                   32             18             6
  Professional fees                                                34              1            --
  Printing fees                                                    24              1            --
  Trustees' fees                                                   11             --            --
  Insurance and other fees                                         15              1             2
--------------------------------------------------------------------------------------------------------
     Total expenses                                             1,415             64            51
  Less:
        Investment advisory fee waiver                           (301)           (10)           (2)
        Fees paid indirectly (3)                                   (1)            --            --
        Reimbursement of other operating expenses                  --            (43)          (46)
--------------------------------------------------------------------------------------------------------
     Net expenses                                               1,113             11             3
--------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                (145)            14            --
--------------------------------------------------------------------------------------------------------
     Net realized loss from securities sold                   (58,761)        (1,131)         (192)
     Net realized loss on foreign currency transactions            --             (6)           --
     Net change in unrealized appreciation
        (depreciation) on investments                         (27,185)            46            14
--------------------------------------------------------------------------------------------------------
     Net realized and unrealized loss on
        investments and foreign currencies                    (85,946)        (1,091)         (178)
--------------------------------------------------------------------------------------------------------
     Net decrease in net assets resulting
        from operations                                      $(86,091)       $(1,077)        $(178)
--------------------------------------------------------------------------------------------------------

(1) Attributable to Investor Class Shares only.
(2) Attributable to Retirement Class Shares only.
(3) See Note 4 in Notes to Financial Statements.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.



TURNER FUNDS 2009 SEMIANNUAL REPORT |  46 & 47

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)

                                                              Turner                               Turner
                                                           Quantitative        Turner           Quantitative
                                                           Broad Market       Small Cap          Large Cap
                                                           Equity Fund       Equity Fund         Value Fund
                                                           ---------------------------------------------------
                                                           10/1/08 thru      10/1/08 thru        10/1/08 thru
                                                              3/31/09          3/31/09             3/31/09
--------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividend                                                     $   6         $    159              $   10
  Securities lending                                              --               55                  --
  Foreign taxes withheld                                          --               --                  --
--------------------------------------------------------------------------------------------------------------
    Total Investment income                                        6              214                  10
--------------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fees                                         1              115                   2
  Shareholder service fees (1)                                    --               30                  --
  Administrator fees                                              --               18                  --
  Chief compliance officer fees                                   --                1                  --
  Transfer agent fees                                             27               19                  25
  Registration fees                                                3                9                   7
  Custodian fees                                                  10               29                   4
  Professional fees                                               --                5                  --
  Printing fees                                                    2                3                   1
  Trustees' fees                                                  --                1                  --
  Insurance and other fees                                        --                3                   1
--------------------------------------------------------------------------------------------------------------
     Total expenses                                               43              233                  40
  Less:
        Investment advisory fee waiver                            (1)             (59)                 (2)
        Fees paid indirectly (2)                                  --               --                  --
        Reimbursement of other operating expenses                (41)              --                 (36)
--------------------------------------------------------------------------------------------------------------
     Net expenses                                                  1              174                   2
--------------------------------------------------------------------------------------------------------------
     Net investment income                                         5               40                   8
--------------------------------------------------------------------------------------------------------------
  Net realized loss from securities sold                        (192)          (9,856)               (233)
  Net change in unrealized appreciation
     (depreciation) on investments                                29             (749)                (53)
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments               (163)         (10,605)               (286)
--------------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting
     from operations                                           $(158)        $(10,565)              $(278)
--------------------------------------------------------------------------------------------------------------

(1) Attributable to Investor Class Shares only.
(2) See Note 4 in Notes to Financial Statements.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.



48 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
                                                                     Turner Concentrated
                                                                        Growth Fund
                                                              10/1/08 thru         year ended
                                                           3/31/09 (unaudited)      9/30/08
                                                           -------------------------------------
Investment activities:
      Net investment income (loss)                               $     76           $   (452)
      Net realized loss from securities sold                      (18,202)           (11,806)
      Net change in unrealized appreciation (depreciation)
         on investments                                             3,699            (13,283)
------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from
           operations                                             (14,427)           (25,541)
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income
      Institutional Class Shares                                       --                 --
      Investor Class Shares                                            --                 --
------------------------------------------------------------------------------------------------
        Total dividends and distributions                              --                 --
------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
  Proceeds from shares issued                                          --                 --
  Proceeds from shares issued in lieu of cash distributions            --                 --
  Cost of shares redeemed                                              --                 --
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Institutional
  Class Shares transactions                                            --                 --
------------------------------------------------------------------------------------------------
Investor Class Shares
  Proceeds from shares issued                                       7,326             53,335
  Proceeds from shares issued in lieu of cash
      distributions                                                    --                 --
  Cost of shares redeemed                                          (7,864)           (46,614)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class
  Shares transactions                                               (538)              6,721
------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from capital
      share transactions                                             (538)             6,721
------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets                   (14,965)           (18,820)
------------------------------------------------------------------------------------------------
Net assets:
  Beginning of period                                              42,581             61,401
------------------------------------------------------------------------------------------------
  End of period                                                  $ 27,616           $ 42,581
================================================================================================
Undistributed net investment income                              $     76           $     --
================================================================================================
Shares issued and redeemed:
Institutional Class Shares
  Issued                                                               --                 --
  Issued in lieu of cash distributions                                 --                 --
  Redeemed                                                             --                 --
------------------------------------------------------------------------------------------------
Net increase (decrease) in Institutional Class Shares                  --                 --
------------------------------------------------------------------------------------------------
Investor Class Shares
  Issued                                                            1,631              5,908
  Issued in lieu of cash distributions                                 --                 --
  Redeemed                                                         (1,804)            (5,270)
------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                     (173)               638
------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                        (173)               638
================================================================================================




                                                                        Turner  Core
                                                                        Growth Fund
                                                            -----------------------------------
                                                                10/1/08 thru         year ended
                                                             3/31/09 (unaudited)       9/30/08
                                                            -----------------------------------
Investment activities:
      Net investment income (loss)                               $   1,453           $   1,850
      Net realized loss from securities sold                      (172,960)           (118,054)
      Net change in unrealized appreciation (depreciation)
         on investments                                               (778)           (100,153)
------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from
           operations                                             (172,285)           (216,357)
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income
      Institutional Class Shares                                    (1,661)               (612)
      Investor Class Shares                                           (647)               (273)
------------------------------------------------------------------------------------------------
        Total dividends and distributions                           (2,308)               (885)
------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
  Proceeds from shares issued                                       56,081             315,619
  Proceeds from shares issued in lieu of cash distributions          1,393                 503
  Cost of shares redeemed                                          (67,668)            (69,452)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Institutional
  Class Shares transactions                                        (10,194)            246,670
------------------------------------------------------------------------------------------------
Investor Class Shares
  Proceeds from shares issued                                       30,763             377,978
  Proceeds from shares issued in lieu of cash
      distributions                                                    587                 271
  Cost of shares redeemed                                          (31,839)            (62,221)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class
  Shares transactions                                                 (489)            316,028
------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from capital
      share transactions                                           (10,683)            562,698
------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets                   (185,276)            345,456
------------------------------------------------------------------------------------------------
Net assets:
  Beginning of period                                              620,775             275,319
------------------------------------------------------------------------------------------------
  End of period                                                  $ 435,499           $ 620,775
================================================================================================
Undistributed net investment income                              $     664           $   1,519
================================================================================================
Shares issued and redeemed:
Institutional Class Shares
  Issued                                                             7,355              23,511
  Issued in lieu of cash distributions                                 185                  33
  Redeemed                                                          (9,047)             (5,465)
------------------------------------------------------------------------------------------------
Net increase (decrease) in Institutional Class Shares               (1,507)             18,079
------------------------------------------------------------------------------------------------
Investor Class Shares
  Issued                                                             4,109              27,457
  Issued in lieu of cash distributions                                  78                  18
  Redeemed                                                          (4,146)             (4,889)
------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                        41              22,586
------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                       (1,466)             40,665
================================================================================================

Amounts designated as "--" are either not applicable, $0, have been rounded to $0 or are zero shares.

The accompanying notes are an integral part of the financial statements.



                                        TURNER FUNDS 2009 SEMIANNUAL REPORT | 49

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
                                                                                              Turner Emerging
                                                                                                Growth Fund
                                                                                ------------------------------------------------
                                                                                     10/1/08 thru            year ended
                                                                                  3/31/09 (unaudited)         9/30/08
--------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                                       $ (1,189)             $   (3,958)
    Net realized gain (loss) from securities sold                                      (109,665)                 33,323
    Net change in unrealized appreciation (depreciation) on investments                 (87,356)               (132,601)
--------------------------------------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                           (198,210)               (103,236)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
        Institutional Class Shares                                                           --                      --
        Investor Class Shares                                                           (12,445)                (2,912)
        Retirement Class Shares                                                              --                      --
    Realized capital gains
        Institutional Class Shares                                                           --                      --
        Investor Class Shares                                                                --                 (84,525)
        Retirement Class Shares                                                              --                      --
--------------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions                                            (12,445)                (87,437)
--------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
    Proceeds from shares issued                                                          21,104                      --
    Proceeds from shares issued in lieu of cash distributions                                --                      --
    Cost of shares redeemed                                                                (536)                     --
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                  20,568                      --
--------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Proceeds from shares issued                                                          50,006                  97,413
    Proceeds from shares issued in lieu of cash distributions                            12,367                  86,908
    Cost of shares redeemed                                                             (87,093)              (102,107)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions           (24,720)                 82,214
--------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
    Proceeds from shares issued                                                              --                      --
    Proceeds from shares issued in lieu of cash distributions                                --                      --
    Cost of shares redeemed                                                                  --                      --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Retirement Class Shares transactions              --                      --
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions                (4,152)                 82,214
--------------------------------------------------------------------------------------------------------------------------------
        Total decrease in net assets                                                   (214,807)               (108,459)
--------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                                                 529,578                 638,037
--------------------------------------------------------------------------------------------------------------------------------
    End of period                                                                     $ 314,771               $ 529,578
================================================================================================================================
Undistributed net investment income/
    (Distributions in excess of net investment income)/
    (Accumulated net investment loss)                                                 $ (13,840)             $     (206)
================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
    Issued                                                                                  829                      --
    Issued in lieu of cash distributions                                                     --                      --
    Redeemed                                                                                (21)                     --
--------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                                  808                      --
--------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Issued                                                                               12,854                   1,807
    Issued in lieu of cash distributions                                                    411                   1,563
    Redeemed                                                                            (14,180)                 (1,920)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                           (915)                  1,450
--------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
    Issued                                                                                   --                      --
    Issued in lieu of cash distributions                                                     --                      --
    Redeemed                                                                                 --                      --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Retirement Class Shares                                           --                      --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                              (107)                  1,450
================================================================================================================================

                                                                                        Turner Large Cap
                                                                                          Growth Fund
------------------------------------------------------------------------------------------------------------
                                                                                10/1/08 thru     year ended
                                                                             3/31/09 (unaudited)   9/30/08
------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                                 $     111        $     82
    Net realized gain (loss) from securities sold                                   (7,502)         (5,825)
    Net change in unrealized appreciation (depreciation) on investments               (492)         (8,429)
------------------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                        (7,883)        (14,172)
------------------------------------------------------------------------------------------------------------
Dividends and distribution to shareholders:
    Net investment income
        Institutional Class Shares                                                     (96)            (89)
        Investor Class Shares                                                           (2)             --
        Retirement Class Shares                                                         --              --
    Realized capital gains                                                              --              --
        Institutional Class Shares                                                      --              --
        Investor Class Shares                                                           --              --
        Retirement Class Shares                                                         --              --
------------------------------------------------------------------------------------------------------------
            Total dividends and distributions                                          (98)            (89)
------------------------------------------------------------------------------------------------------------
Capital share transaction:
Institutional Class Shares
    Proceeds from shares issued                                                      4,976          18,638
    Proceeds from shares issued in lieu of cash distributions                           78              75
    Cost of shares redeemed                                                         (4,458)        (13,516)
------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                596           5,197
------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Proceeds from shares issued                                                        696             931
    Proceeds from shares issued in lieu of cash distributions                            2              --
    Cost of shares redeemed                                                            (61)           (131)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions          637             800
------------------------------------------------------------------------------------------------------------
Retirement Class Shares
    Proceeds from shares issued                                                         --              --
    Proceeds from shares issued in lieu of cash distributions                           --              --
    Cost of shares redeemed                                                             --              --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Retirement Class Shares transactions         --              --
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions            1,233           5,997
------------------------------------------------------------------------------------------------------------
        Total decrease in net assets                                                (6,748)         (8,264)
------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                                             29,637          37,901
------------------------------------------------------------------------------------------------------------
    End of period                                                                $  22,889        $ 29,637
============================================================================================================
Undistributed net investment income/
    (Distributions in excess of net investment income/
    (Accumulated net investment loss)                                            $      48            $ 35
============================================================================================================
Shares issued and redeemed:
Institutional Class Shares
    Issued                                                                           1,424           2,996
    Issued in lieu of cash distributions                                                23              11
    Redeemed                                                                        (1,333)         (2,270)
------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                             114             737
------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Issued                                                                             204             156
    Issued in lieu of cash distributions                                                --              --
    Redeemed                                                                           (17)            (24)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Sharess                                      187             132
------------------------------------------------------------------------------------------------------------
Retirement Class Shares
    Issued                                                                              --              --
    Issued in lieu of cash distributions                                                --              --
    Redeemed                                                                            --              --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Retirement Class Shares                                      --              --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares transactions                                         301             869
============================================================================================================



                                                                                         Turner Midcap
                                                                                         Growth Fund
-----------------------------------------------------------------------------------------------------------
                                                                              10/1/08 thru      year ended
                                                                           3/31/09 (unaudited)   9/30/08
-----------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                               $     (248)     $  (5,777)
    Net realized gain (loss) from securities sold                                 (306,591)+      (9,460)
    Net change in unrealized appreciation (depreciation) on investments           (52,145)      (385,739)
-----------------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                     (358,984)      (400,976)
-----------------------------------------------------------------------------------------------------------
Dividends and distribution to shareholders:
    Net investment income
        Institutional Class Shares                                                     --             --
        Investor Class Shares                                                          --             --
        Retirement Class Shares                                                        --             --
    Realized capital gains                                                             --             --
        Institutional Class Shares                                                     --             --
        Investor Class Shares                                                          --             --
        Retirement Class Shares                                                        --             --
-----------------------------------------------------------------------------------------------------------
            Total dividends and distributions                                          --             --
-----------------------------------------------------------------------------------------------------------
Capital share transaction:
Institutional Class Shares
    Proceeds from shares issued                                                    26,492        165,302
    Proceeds from shares issued in lieu of cash distributions                          --             --
    Cost of shares redeemed                                                       (26,261)        (3,189)
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions               231        162,113
-----------------------------------------------------------------------------------------------------------
Investor Class Shares
    Proceeds from shares issued                                                   137,282        473,324
    Proceeds from shares issued in lieu of cash distributions                          --             --
    Cost of shares redeemed                                                      (175,253)+     (444,668)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions     (37,971)        28,656
-----------------------------------------------------------------------------------------------------------
Retirement Class Shares
    Proceeds from shares issued                                                       907          3,515
    Proceeds from shares issued in lieu of cash distributions                          --             --
    Cost of shares redeemed                                                        (2,565)        (1,912)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Retirement Class Shares transactions    (1,658)         1,603
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions         (39,398)       192,372
-----------------------------------------------------------------------------------------------------------
        Total decrease in net assets                                             (398,382)      (208,604)
-----------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                                         1,137,780      1,346,384
-----------------------------------------------------------------------------------------------------------
    End of period                                                              $  739,398     $1,137,780
===========================================================================================================
Undistributed net investment income/
    (Distributions in excess of net investment income/
    (Accumulated net investment loss)                                          $     (248)    $       --
===========================================================================================================
Shares issued and redeemed:
Institutional Class Shares
    Issued                                                                          1,414          5,354
    Issued in lieu of cash distributions                                               --             --
    Redeemed                                                                       (1,390)          (108)
-----------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                             24          5,246
-----------------------------------------------------------------------------------------------------------
Investor Class Shares
    Issued                                                                          7,488         14,256
    Issued in lieu of cash distributions                                               --             --
    Redeemed                                                                       (9,503)+      (13,798)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Sharess                                  (2,015)           458
-----------------------------------------------------------------------------------------------------------
Retirement Class Shares
    Issued                                                                             52            110
    Issued in lieu of cash distributions                                               --             --
    Redeemed                                                                         (133)           (61)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in Retirement Class Shares                                    (81)            49
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares transactions                                     (2,072)         5,753
===========================================================================================================





                                                                                            Turner New
                                                                                         Enterprise Fund
--------------------------------------------------------------------------------------------------------------
                                                                                  10/1/08 thru      year ended
                                                                               3/31/09 (unaudited)   9/30/08
--------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                                 $      58       $      (583)
    Net realized gain (loss) from securities sold                                  (11,632)          (13,706)
    Net change in unrealized appreciation (depreciation) on investments              1,699           (13,004)
--------------------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                        (9,875)         (27,293)
--------------------------------------------------------------------------------------------------------------
Dividends and distribution to shareholders:
    Net investment income
        Institutional Class Shares                                                      --                --
        Investor Class Shares                                                           --                --
        Retirement Class Shares                                                         --                --
    Realized capital gains                                                              --                --
        Institutional Class Shares                                                      --                --
        Investor Class Shares                                                           --                --
        Retirement Class Shares                                                         --                --
--------------------------------------------------------------------------------------------------------------
            Total dividends and distributions                                           --                --
--------------------------------------------------------------------------------------------------------------
Capital share transaction:
Institutional Class Shares
    Proceeds from shares issued                                                         --                --
    Proceeds from shares issued in lieu of cash distributions                           --                --
    Cost of shares redeemed                                                             --                --
--------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                 --                --
--------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Proceeds from shares issued                                                      4,021            59,670
    Proceeds from shares issued in lieu of cash distributions                           --                --
    Cost of shares redeemed                                                         (8,248)          (69,763)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions       (4,227)          (10,093)
--------------------------------------------------------------------------------------------------------------
Retirement Class Shares
    Proceeds from shares issued                                                         --                --
    Proceeds from shares issued in lieu of cash distributions                           --                --
    Coast of shares redeemed                                                            --                --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Retirement Class Shares transactions         --                --
--------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions           (4,227)          (10,093)
--------------------------------------------------------------------------------------------------------------
        Total decrease in net assets                                               (14,102)          (37,386)
--------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                                             32,759            70,145
--------------------------------------------------------------------------------------------------------------
    End of period                                                                $  18,657       $   32,759
==============================================================================================================
Undistributed net investment income/
    (Distributions in excess of net investment income/
    (Accumulated net investment loss)                                            $      58       $        --
==============================================================================================================
Shares issued and redeemed:
Institutional Class Shares
    Issued                                                                              --                --
    Issued in lieu of cash distributions                                                --                --
    Redeemed                                                                            --                --
--------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                              --                --
--------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Issued                                                                           1,034             7,008
    Issued in lieu of cash distributions                                                --                --
    Redeemed                                                                        (2,042)           (9,203)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Sharess                                   (1,008)           (2,195)
--------------------------------------------------------------------------------------------------------------
Retirement Class Shares
    Issued                                                                              --                --
    Issued in lieu of cash distributions                                                --                --
    Redeemed                                                                            --                --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Retirement Class Shares                                      --                --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares transactions                                      (1,008)           (2,195)
==============================================================================================================




                                                                                      Turner Small Cap
                                                                                       Growth Fund
----------------------------------------------------------------------------------------------------------
                                                                                10/1/08 thru     year ended
                                                                             3/31/09 (unaudited)  9/30/08
----------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                                  $   (145)     $  (1,416)
    Net realized gain (loss) from securities sold                                  (58,761)       (13,030)
    Net change in unrealized appreciation (depreciation) on investments            (27,185)       (47,793)
----------------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                       (86,091)       (62,239)
----------------------------------------------------------------------------------------------------------
Dividends and distribution to shareholders:
    Net investment income
        Institutional Class Shares                                                      --             --
        Investor Class Shares                                                           --             --
        Retirement Class Shares                                                         --             --
    Realized capital gains                                                              --             --
        Institutional Class Shares                                                      --             --
        Investor Class Shares                                                           --             --
        Retirement Class Shares                                                         --             --
----------------------------------------------------------------------------------------------------------
            Total dividends and distributions                                           --             --
----------------------------------------------------------------------------------------------------------
Capital share transaction:
Institutional Class Shares
    Proceeds from shares issued                                                         --             --
    Proceeds from shares issued in lieu of cash distributions                           --             --
    Cost of shares redeemed                                                             --             --
----------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                 --             --
----------------------------------------------------------------------------------------------------------
Investor Class Shares
    Proceeds from shares issued                                                     31,494         63,454
    Proceeds from shares issued in lieu of cash distributions                           --             --
    Cost of shares redeemed                                                        (24,990)       (69,711)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions        6,504         (6,257)
----------------------------------------------------------------------------------------------------------
Retirement Class Shares
    Proceeds from shares issued                                                         --             --
    Proceeds from shares issued in lieu of cash distributions                           --             --
    Coast of shares redeemed                                                            --             --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Retirement Class Shares transactions         --             --
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions            6,504         (6,257)
----------------------------------------------------------------------------------------------------------
        Total decrease in net assets                                               (79,587)       (68,496)
----------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                                            249,434        317,930
----------------------------------------------------------------------------------------------------------
    End of period                                                                 $169,847      $ 249,434
==========================================================================================================
Undistributed net investment income/
    (Distributions in excess of net investment income/
    (Accumulated net investment loss)                                             $   (145)     $      --
==========================================================================================================
Shares issued and redeemed:
Institutional Class Shares
    Issued                                                                              --             --
    Issued in lieu of cash distributions                                                --             --
    Redeemed                                                                            --             --
----------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                              --             --
----------------------------------------------------------------------------------------------------------
Investor Class Shares
    Issued                                                                           1,620          2,086
    Issued in lieu of cash distributions                                                --             --
    Redeemed                                                                        (1,356)        (2,298)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Sharess                                      264           (212)
----------------------------------------------------------------------------------------------------------
Retirement Class Shares
    Issued                                                                              --             --
    Issued in lieu of cash distributions                                                --             --
    Redeemed                                                                            --             --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in Retirement Class Shares                                      --             --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares transactions                                         264           (212)
==========================================================================================================

+ Includes realized gains or redemptions as a result of an in-kind transaction
  (see Note 11 in Notes to Financial Statements).
Amounts designated as "--" are either not applicable, $0, have been rounded to $0 or are zero shares.
The accompanying notes are an integral part of the financial statements.

                                  TURNER FUNDS 2009 SEMIANNUAL REPORT |  50 & 51


FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)
                                                                                            Turner International
                                                                                              Core Growth Fund
                                                                                --------------------------------------------------
                                                                                      10/1/08 thru            year ended
                                                                                  3/31/09 (unaudited)          9/30/08
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                                        $    14                $     45
    Net realized loss from securities sold                                               (1,131)                   (517)
    Net realized loss on foreign currency transactions                                       (6)                    (28)
    Net change in unrealized appreciation (depreciation) on investments                      46                    (979)
    Net change in unrealized depreciation on foreign currencies and translation
        of other assets and liabilities denominated in foreign currencies                    --                      (1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                             (1,077)                 (1,480)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
        Institutional Class Shares                                                          (42)                     (5)
        Investor Class Shares                                                                --                      --
    Realized capital gains
        Institutional Class Shares                                                           --                     (28)
        Investor Class Shares                                                                --                      --
-----------------------------------------------------------------------------------------------------------------------------------
            Total dividends and distributions                                               (42)                    (33)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
    Proceeds from shares issued                                                             433                   4,955
    Proceeds from shares issued in lieu of cash distributions                                42                      33
    Cost of shares redeemed                                                                (130)                 (2,549)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                     345                   2,439
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Proceeds from shares issued                                                              --                      --
    Proceeds from shares issued in lieu of cash distributions                                --                      --
    Cost of shares redeemed                                                                  --                      --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions                --                      --
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions                   345                   2,439
-----------------------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets                                            (774)                    926
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                                                   3,335                   2,409
-----------------------------------------------------------------------------------------------------------------------------------
    End of period                                                                       $ 2,561               $   3,335
===================================================================================================================================
Undistributed net investment income/
    (Distributions in excess of net investment income)                                    $ (12)              $      16
===================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
    Issued                                                                                   77                     427
    Issued in lieu of cash distributions                                                      7                       3
    Redeemed                                                                                (17)                   (227)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                                   67                     203
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Issued                                                                                   --                      --
    Issued in lieu of cash distributions                                                     --                      --
    Redeemed                                                                                 --                      --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                             --                      --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                                67                     203
===================================================================================================================================

---------------------------------------------------------------------------------------------------------------------
                                                                                                   Turner
                                                                                               Turner Midcap
                                                                                                Equity Fund
---------------------------------------------------------------------------------------------------------------------
                                                                                        10/1/08 thru     year ended
                                                                                     3/31/09 (unaudited)   9/30/08
---------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                                          $     --        $    (1)
    Net realiized loss from securities sold                                                   (192)          (111)
    Net realized loss on foreign currency transactions                                          --             --
    Net change in unrealized appreciation (depreciation) on investments                         14            (52)
    Net change in unrealized depreciation on foreign currencies and translation
        of other assets and liabilities denominated in foreign currencies                       --             --
---------------------------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                                  (178)          (164)
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
        Institutional Class Shares                                                              --             --
        Investor Class Shares                                                                   --             --
    Realized capital gains
        Institutional Class Shares                                                              --             --
        Investor Class Shares                                                                   --             --
---------------------------------------------------------------------------------------------------------------------
            Total dividends and distributions                                                   --             --
---------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
    Proceeds from shares issued                                                                492            100
    Proceeds from shares issued in lieu of cash distributions                                   --             --
    Cost of shares redeemed                                                                   (154)            --
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                        338            100
---------------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Proceeds from shares issued                                                                 84            185
    Proceeds from shares issued in lieu of cash distributions                                   --             --
    Cost of shares redeemed                                                                    (73)          (139)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions                   11             46
---------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions                      349            146
---------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets                                                171            (18)
---------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                                                        514            532
---------------------------------------------------------------------------------------------------------------------
    End of period                                                                         $    685        $   514
=====================================================================================================================
Undistributed net investment income/
    (Distributions in excess of net investment income)                                    $     --        $    --
=====================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
    Issued                                                                                      86             11
    Issued in lieu of cash distributions                                                        --             --
    Redeemed                                                                                   (28)            --
---------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                                      58             11
---------------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Issued                                                                                      14             19
    Issued in lieu of cash distributions                                                        --             --
    Redeemed                                                                                   (13)           (14)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                                 1              5
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                                   59             16
=====================================================================================================================






------------------------------------------------------------------------------------------------------------------------

                                                                                     Turner Quantitative Broad
                                                                                         Market Equity Fund
------------------------------------------------------------------------------------------------------------------------
                                                                                     10/1/08 thru     6/30/08(1) thru
                                                                                  3/31/09 (unaudited)     9/30/08
------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                                       $    5             $   2
    Net realiized loss from securities sold                                              (192)              (37)
    Net realized loss on foreign currency transactions                                     --                --
    Net change in unrealized appreciation (depreciation) on investments                    29               (36)
    Net change in unrealized depreciation on foreign currencies and translation
        of other assets and liabilities denominated in foreign currencies                  --                --
------------------------------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                             (158)              (71)
------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
        Institutional Class Shares                                                         (4)               --
        Investor Class Shares                                                              --                --
    Realized capital gains
        Institutional Class Shares                                                         --                --
        Investor Class Shares                                                              --                --
------------------------------------------------------------------------------------------------------------------------
            Total dividends and distributions                                              (4)               --
------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
    Proceeds from shares issued                                                            --               612
    Proceeds from shares issued in lieu of cash distributions                               4                --
    Cost of shares redeemed                                                                --                --
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                     4               612
------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Proceeds from shares issued                                                            --                 3
    Proceeds from shares issued in lieu of cash distributions                              --                --
    Cost of shares redeemed                                                                --                --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions              --                 3
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions                   4               615
------------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets                                          (158)              544
------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                                                   544                --
------------------------------------------------------------------------------------------------------------------------
    End of period                                                                      $  386             $ 544
========================================================================================================================
Undistributed net investment income/
    (Distributions in excess of net investment income)                                 $    3             $   2
========================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
    Issued                                                                                 --                62
    Issued in lieu of cash distributions                                                    1                --
    Redeemed                                                                               --                --
------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                                  1                62
------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Issued                                                                                 --                --
    Issued in lieu of cash distributions                                                   --                --
    Redeemed                                                                               --                --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                           --                --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                               1                62
========================================================================================================================






---------------------------------------------------------------------------------------------------------------

                                                                                       Turner Small Cap
                                                                                          Equity Fund
---------------------------------------------------------------------------------------------------------------
                                                                                   10/1/08 thru     year ended
                                                                                3/31/09 (unaudited)   9/30/08
---------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                                    $     40         $  (219)
    Net realiized loss from securities sold                                           (9,856)         (4,329)
    Net realized loss on foreign currency transactions                                    --              --
    Net change in unrealized appreciation (depreciation) on investments                 (749)         (4,794)
    Net change in unrealized depreciation on foreign currencies and translation
        of other assets and liabilities denominated in foreign currencies                 --              --
---------------------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                         (10,565)          (9,342)
---------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
        Institutional Class Shares                                                        --              --
        Investor Class Shares                                                             --              --
    Realized capital gains
        Institutional Class Shares                                                        --              --
        Investor Class Shares                                                            (17)         (9,517)
---------------------------------------------------------------------------------------------------------------
            Total dividends and distributions                                            (17)         (9,517)
---------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
    Proceeds from shares issued                                                           --              --
    Proceeds from shares issued in lieu of cash distributions                             --              --
    Cost of shares redeemed                                                               --              --
---------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                   --              --
---------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Proceeds from shares issued                                                       13,380           6,597
    Proceeds from shares issued in lieu of cash distributions                             15           9,456
    Cost of shares redeemed                                                           (3,601)        (38,278)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions          9,794         (22,225)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions              9,794         (22,225)
---------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets                                         (788)        (41,084)
---------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                                               24,208          65,292
---------------------------------------------------------------------------------------------------------------
    End of period                                                                   $ 23,420         $24,208
===============================================================================================================
Undistributed net investment income/
    (Distributions in excess of net investment income)                              $     23         $    --
===============================================================================================================
Shares issued and redeemed:
Institutional Class Shares
    Issued                                                                                --              --
    Issued in lieu of cash distributions                                                  --              --
    Redeemed                                                                              --              --
---------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                                --              --
---------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Issued                                                                             1,514             497
    Issued in lieu of cash distributions                                                   2             676
    Redeemed                                                                            (447)         (2,844)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                       1,069          (1,671)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                          1,069          (1,671)
===============================================================================================================





---------------------------------------------------------------------------------------------------------------

                                                                                       Turner Quantitative
                                                                                      Large Cap Value Fund
---------------------------------------------------------------------------------------------------------------
                                                                                     10/1/08 thru    year ended
                                                                                 3/31/09 (unaudited)  9/30/08
---------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                                     $    8           $    14
    Net realiized loss from securities sold                                            (233)             (108)
    Net realized loss on foreign currency transactions                                   --                --
    Net change in unrealized appreciation (depreciation) on investments                 (53)              (80)
    Net change in unrealized depreciation on foreign currencies and translaction
        of other assets and liabilities denominated in foreign currencies                --                --
---------------------------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                           (278)             (174)
---------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
        Institutional Class Shares                                                      (14)               (8)
        Investor Class Shares                                                            --                --
    Realized capital gains
        Institutional Class Shares                                                       --              (110)
        Investor Class Shares                                                            --                --
---------------------------------------------------------------------------------------------------------------
            Total dividends and distributions                                           (14)             (118)
---------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
    Proceeds from shares issued                                                         109               102
    Proceeds from shares issued in lieu of cash distributions                            14               118
    Cost of shares redeemed                                                              --                --
---------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                 123               220
---------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Proceeds from shares issued                                                           3                --
    Proceeds from shares issued in lieu of cash distributions                            --                --
    Cost of shares redeemed                                                              --                --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions             3                --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions               126               220
---------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets                                        (166)              (72)
---------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                                                 763               835
---------------------------------------------------------------------------------------------------------------
    End of period                                                                    $  597           $   763
===============================================================================================================
Undistributed net investment income/
    (Distributions in excess of net investment income)                               $    5           $    11
===============================================================================================================
Shares issued and redeemed:
Institutional Class Shares
    Issued                                                                               17                 9
    Issued in lieu of cash distributions                                                  2                11
    Redeemed                                                                             --                --
---------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                               19                20
---------------------------------------------------------------------------------------------------------------
Investor Class Shares
    Issued                                                                                1                --
    Issued in lieu of cash distributions                                                 --                --
    Redeemed                                                                             --                --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                          1                --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                            20                20
===============================================================================================================

(1) Commencement of Operations.
Amounts designated as "--" are either not applicable, $0, have been rounded to $0 or are zero shares.
The accompanying notes are an integral part of the financial statements.

                                  TURNER FUNDS 2009 SEMIANNUAL REPORT |  52 & 53

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


              Net asset        Net          Realized and         Total       Dividends    Distributions
                value,     investment        unrealized          from        from net         from           Total
              beginning      income         gains (losses)    investment     investment      capital     dividends and
              of period      (loss)         on investments    operations      income          gains      distributions
-----------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund -- Investor Class Shares
--------------------------------------------------------
2009*          $ 6.35         0.01  (1)         (2.13)          (2.12)           --            --              --
2008           $10.12        (0.07) (1)         (3.70)          (3.77)           --            --              --
2007           $ 7.60        (0.05) (1)          2.57            2.52            --            --              --
2006           $ 7.10        (0.08) (1)          0.58            0.50            --            --              --
2005           $ 5.82        (0.02)              1.30            1.28            --            --              --
2004           $ 6.05        (0.07)             (0.16)          (0.23)           --            --              --
-----------------------------------------------------
Turner Core Growth Fund -- Institutional Class Shares
-----------------------------------------------------
2009*          $10.41         0.03 (1)          (2.91)          (2.88)        (0.05)           --           (0.05)
2008           $14.39         0.06 (1)          (4.01)          (3.95)        (0.03)           --           (0.03)
2007           $11.65         0.02               2.77            2.79         (0.05)           --           (0.05)
2006           $10.93         0.06               0.69            0.75         (0.03)           --           (0.03)
2005 (2)       $ 8.84         0.02               2.07            2.09            --            --              --
2004           $ 8.04        (0.03)              0.83            0.80            --            --              --
------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
------------------------------------------------
2009*          $10.34         0.10 (1)          (2.96)          (2.86)        (0.03)           --           (0.03)
2008           $14.33         0.02 (1)          (3.99)          (3.97)        (0.02)           --           (0.02)
2007           $11.61         0.02               2.73            2.75         (0.03)           --           (0.03)
2006           $10.93         0.07               0.64            0.71         (0.03)           --           (0.03)
2005 (2)(4)    $10.58           --               0.35            0.35            --            --              --
---------------------------------------------------------
Turner Emerging Growth Fund -- Institutional Class Shares
---------------------------------------------------------
2009*(5)       $28.45           --              (0.59)          (0.59)           --            --              --
----------------------------------------------------
Turner Emerging Growth Fund -- Investor Class Shares
----------------------------------------------------
2009*          $46.42        (0.11) (1)        (17.28)         (17.39)           --         (1.18)          (1.18)
2008           $64.06        (0.35) (1)         (8.54)          (8.89)        (0.25)        (8.50)          (8.75)
2007           $55.97        (0.30) (1)         13.61           13.31            --         (5.22)          (5.22)
2006           $56.46        (0.32) (1)          3.02            2.70            --         (3.19)          (3.19)
2005           $50.02        (0.46) (1)         13.35           12.89            --         (6.45)          (6.45)
2004           $41.38        (0.39)             10.04            9.65            --         (1.01)          (1.01)
----------------------------------------------------------
Turner Large Cap Growth Fund -- Institutional Class Shares
----------------------------------------------------------------
2009*          $ 4.59         0.02 (1)          (1.21)          (1.19)        (0.01)           --           (0.01)
2008           $ 6.78         0.01 (1)          (2.19)          (2.18)        (0.01)           --           (0.01)
2007           $ 5.58         0.01 (1)           1.21            1.22         (0.02)           --           (0.02)
2006           $ 5.41         0.01 (1)           0.17            0.18         (0.01)           --           (0.01)
2005           $ 4.83         0.01 (1)           0.57            0.58            --**          --              --
2004           $ 4.62           --               0.21            0.21            --**          --              --
-----------------------------------------------------
Turner Large Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2009*          $ 4.57         0.01 (1)          (1.20)          (1.18)        (0.01)           --           (0.01)
2008           $ 6.77           -- **           (2.19)          (2.19)        (0.01)           --           (0.01)
2007 (6)       $ 5.92         0.01 (1)           0.84            0.85            --            --             --

                                                                                    Ratio of net
                                          Net          Ratio of     Ratio of total   investment
            Net asset                 assets end    net expenses       expenses     income (loss)     Portfolio
            value, end      Total     of period      to average       to average     to average       turnover
            of period      return       (000)       net assets++      net assets     net assets++     rate+++
------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund--Investor Class Shares
-------------------------------------------------------
2009*          $ 4.23     (33.39)%+   $ 27,616         0.71%            1.28%          0.52%           121%
2008           $ 6.35     (37.25)%    $ 42,581         1.53%            1.91%         (0.83)%          348%
2007           $10.12      33.16%     $ 61,401         1.11%            1.46%         (0.57)%          220%
2006           $ 7.60       7.04%     $ 38,180         1.59%            1.79%         (1.01)%          251%
2005           $ 7.10      21.99%     $ 30,779         1.15%            1.41%         (0.57)%          330%
2004           $ 5.82      (3.80)%    $ 39,109         1.42%            1.57%         (0.99)%          499%
---------------------------------------------------
Turner Core Growth Fund--institutional Class Shares
---------------------------------------------------
2009*          $ 7.48     (27.66)%+   $247,499         0.69%            0.93%          0.76%            79%
2008           $10.41     (27.53)%    $360,083         0.69%            0.90%          0.42%           200%
2007           $14.39      24.00%     $237,778         0.68%            1.06%          0.42%           103%
2006           $11.65       6.91%     $ 71,935         0.59%            1.20%          0.77%           124%
2005(2)        $10.93      23.64%     $ 40,857         0.69% (3)        1.60%          0.46%           136%
2004           $ 8.84       9.95%     $  5,080         1.25%            1.97%         (0.27)%          104%
------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
------------------------------------------------
2009*          $ 7.45     (27.70)%+   $188,000         0.94%            1.18%          0.51%            79%
2008           $10.34     (27.76)%    $260,692         0.94%            1.15%          0.15%           200%
2007           $14.33      23.68%     $ 37,541         0.94%            1.31%          0.15%           103%
2006           $11.61       6.52%     $ 23,418         0.94%            1.43%          0.23%           124%
2005(2)(4)     $10.93       3.31%+    $      1         0.83%            2.50%          0.33%           136%
-------------------------------------------------------
Turner Emerging Growth Fund--Institutional Class Shares
-------------------------------------------------------
2009*(5)       $27.86      (2.07)%+   $ 22,502         1.15%            1.37%         (0.08)%           38%
--------------------------------------------------
Turner Emerging Growth Fund--Investor Class Shares
--------------------------------------------------
2009*          $27.85     (37.66)%+   $292,269         1.40%            1.56%         (0.70)%           38%
2008           $46.42     (16.08)%    $529,578         1.40%            1.49%         (0.66)%           71%
2007           $64.06      25.08%     $638,037         1.40%            1.48%         (0.50)%           88%
2006           $55.97       4.95%     $565,227         1.40%            1.44%         (0.57)%           78%
2005           $56.46      27.90%     $502,108         1.40%            1.44%         (0.90)%           74%
2004           $50.02      23.54%     $366,692         1.40%            1.42%         (0.85)%          122%
--------------------------------------------------------
Turner Large Cap Growth Fund--Institutional Class Shares
--------------------------------------------------------
2009*          $ 3.39     (25.83)%+   $ 21,770         0.69%            1.30%          0.96%            70%
2008           $ 4.59     (32.16)%    $ 28,975         0.69%            1.09%          0.21%           213%
2007           $ 6.78      21.86%     $ 37,814         0.70%            1.23%          0.23%           119%
2006           $ 5.58       3.40%     $ 19,510         0.75%            1.16%          0.26%           194%
2005           $ 5.41      12.09%     $ 43,025         0.75%            1.10%          0.16%           155%
2004           $ 4.83       4.64%     $ 67,991         0.75%            0.94%          0.11%           166%
--------------------------------------------------
Turner Large Cap Growth Fund--Investor Class Share
--------------------------------------------------
2009*          $ 3.38     (25.88)%+   $  1,119         0.94%            1.56%          0.68%            70%
2008           $ 4.57     (32.40)%    $    662         0.94%            1.36%         (0.05)%          213%
2007(6)        $ 6.77      14.36%+    $     87         0.94%            1.51%          0.13%           119%


* For the six-month period ended March 31, 2009, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
**  Amount represents less than $0.01   per share.
+   Total return is for the period indicated and has not been annualized.
++  Inclusive of fees paid indirectly, waivers and/or reimbursements.
    Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 1.54% and 0.72% for the Concentrated Growth Fund for the periods ended September 30, 2008 and March 31, 2009, respectively.
+++ Excludes effect of in-kind  transfers and mergers, as applicable.
(1) Based on average shares outstanding.
(2) Effective February 25, 2005, the Constellation TIP Core Growth Fund reorganized with and into a newly-created series of the Turner Funds, the Turner Core Growth Fund.
(3) For the period October 1, 2004 through February 25, 2005, the total expense cap was 1.25%. Effective February 26, 2005, the total expense cap was changed to 0.59%.
(4) Commenced operations on August 1, 2005. All ratios for the period have been annualized.
(5) Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(6) Commenced operations on January 31, 2007. All ratios for the period have been annualized.

Amounts designated as "--" are either $0, not applicable or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



                                  TURNER FUNDS 2009 SEMIANNUAL REPORT |  54 & 55

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

              Net asset        Net          Realized and         Total       Dividends    Distributions
                value,     investment        unrealized          from        from net         from           Total
              beginning      income         gains (losses)    investment     investment      capital     dividends and
              of period      (loss)         on investments    operations      income          gains      distributions
-----------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Institutional Class Shares
-------------------------------------------------------
2009*          $26.20         0.01 (2)(3)       (8.31)          (8.30)           --            --              --
2008 (1)       $34.67        (0.01)(2)          (8.46)          (8.47)           --            --              --
--------------------------------------------------
Turner Midcap Growth Fund -- Investor Class Shares
--------------------------------------------------
2009*          $26.18        (0.01) (2)         (8.31)          (8.32)           --            --              --
2008           $35.71        (0.14) (2)         (9.39)          (9.53)           --            --              --
2007           $27.63        (0.20) (2)          8.28            8.08            --            --              --
2006           $26.39        (0.08) (2)          1.32            1.24            --            --              --
2005           $20.99        (0.19) (2)          5.59            5.40            --            --              --
2004           $19.54        (0.18) (2)          1.63            1.45            --            --              --
----------------------------------------------------
Turner Midcap Growth Fund -- Retirement Class Shares
----------------------------------------------------
2009*          $25.40        (0.03) (2)         (8.06)          (8.09)           --            --              --
2008           $34.74        (0.22) (2)         (9.12)          (9.34)           --            --              --
2007           $26.96        (0.30) (2)          8.08            7.78            --            --              --
2006           $25.89        (0.23) (2)          1.30            1.07            --            --              --
2005           $20.69        (0.30) (2)          5.50            5.20            --            --              --
2004           $19.36        (0.28) (2)          1.61            1.33            --            --              --
---------------------------------------------------
Turner New Enterprise Fund -- Investor Class Shares
---------------------------------------------------
2009*          $ 5.60         0.01  (2)         (1.76)          (1.75)           --            --              --
2008           $ 8.72        (0.07) (2)         (3.05)          (3.12)           --            --              --
2007           $ 6.26        (0.07) (2)          2.53            2.46            --            --              --
2006           $ 5.86        (0.07) (2)          0.47 (3)        0.40            --            --              --
2005           $ 4.52        (0.03)              1.37            1.34            --            --              --
2004           $ 4.34        (0.06)              0.24 (3)        0.18            --            --              --
-----------------------------------------------------
Turner Small Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2009*          $26.45        (0.01) (2)         (8.92)          (8.93)           --            --              --
2008           $32.98        (0.15) (2)         (6.38)          (6.53)           --            --              --
2007           $26.17        (0.20) (2)          7.01            6.81            --            --              --
2006           $24.68        (0.21) (2)          1.70            1.49            --            --              --
2005           $21.33        (0.01)              3.36            3.35            --            --              --
2004           $18.88        (0.19)              2.64            2.45            --            --              --
-------------------------------------------------------------------
Turner International Core Growth Fund -- Institutional Class Shares
-------------------------------------------------------------------
2009*          $ 8.34         0.03 (2)          (2.78)          (2.75)        (0.11)           --           (0.11)
2008           $12.21         0.12 (2)          (3.87)          (3.75)        (0.02)        (0.10)          (0.12)
2007 (4)       $10.00         0.07 (2)           2.14            2.21            --            --             --
--------------------------------------------------------------
Turner International Core Growth Fund -- Investor Class Shares
--------------------------------------------------------------
2009*(5)       $ 6.27         0.03 (2)          (0.71)          (0.68)        (0.11)           --           (0.11)

                                                                                    Ratio of net
                                          Net          Ratio of     Ratio of total   investment
            Net asset                 assets end    net expenses       expenses     income (loss)     Portfolio
            value, end      Total     of period      to average       to average     to average       turnover
            of period      return       (000)       net assets++      net assets     net assets++     rate+++
------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund--Institutional Class Shares
-----------------------------------------------------
2009*          $17.90     (31.68)%+  $   94,320        0.93%            1.09%          0.16%            68%
2008(1)        $26.20     (24.43)%+  $  137,451        0.93%            1.03%         (0.09)%          157%
------------------------------------------------
Turner Midcap Growth Fund--Investor Class Shares
------------------------------------------------
2009*          $17.86     (31.78)%+  $  642,536        1.18%            1.34%         (0.09)%           68%
2008           $26.18     (26.69)%   $  994,545        1.18%            1.25%         (0.44)%          157%
2007           $35.71      29.24%    $1,340,172        1.18%            1.24%         (0.63)%          155%
2006           $27.63       4.70%    $1,113,201        1.18%            1.18%         (0.30)%          135%
2005           $26.39      25.73%    $  955,730        1.20%            1.20%         (0.78)%          152%
2004           $20.99       7.42%    $  857,899        1.16%            1.16%         (0.84)%          167%
--------------------------------------------------
Turner Midcap Growth Fund--Retirement Class Shares
--------------------------------------------------
2009*          $17.31     (31.85)%+  $    2,542        1.43%            1.58%         (0.35)%           68%
2008           $25.40     (26.89)%   $    5,784        1.43%            1.50%         (0.69)%          157%
2007           $34.74      28.86%    $    6,212        1.49%            1.56%         (0.98)%          155%
2006           $26.96       4.13%    $    2,444        1.68%            1.68%         (0.83)%          135%
2005           $25.89      25.13%    $    1,833        1.70%            1.70%         (1.28)%          152%
2004           $20.69       6.87%    $    1,395        1.66%            1.66%         (1.35)%          167%
-------------------------------------------------
Turner New Enterprise Fund--Investor Class Shares
-------------------------------------------------
2009*          $ 3.85     (31.25)%+  $   18,657        0.28%            1.00%          0.60%           120%
2008           $ 5.60     (35.78)%   $   32,759        1.52%            1.90%         (0.89)%          323%
2007           $ 8.72      39.30%    $   70,145        1.27%            1.73%         (0.98)%          173%
2006           $ 6.26       6.83%    $   24,040        1.61%            2.06%         (1.02)%          235%
2005           $ 5.86      29.65%    $    9,144        1.36%            1.87%         (1.14)%          227%
2004           $ 4.52       4.15%    $   10,805        1.18%            1.51%         (0.83)%          382%
---------------------------------------------------
Turner Small Cap Growth Fund--Investor Class Shares
---------------------------------------------------
2009*          $17.52     (33.76)%+  $  169,847        1.25%            1.58%         (0.16)%           57%
2008           $26.45     (19.80)%   $  249,434        1.25%            1.51%         (0.48)%          141%
2007           $32.98      26.02%    $  317,930        1.25%            1.48%         (0.65)%          134%
2006           $26.17       6.04%    $  248,271        1.25%            1.42%         (0.79)%          154%
2005           $24.68      15.71%    $  257,149        1.25%            1.44%         (0.91)%          153%
2004           $21.33      12.98%    $  237,213        1.25%            1.41%         (0.95)%          151%
------------------------------------------------------------------
Turner International Core  Growth Fund--Institutional Class Shares
------------------------------------------------------------------
2009*          $ 5.48     (33.03)%+  $    2,561        1.10%            5.58%          1.02%            77%
2008           $ 8.34     (31.04)%   $    3,335        1.10%            3.05%          1.10%           245%
2007(4)        $12.21     22.10%+    $    2,409        1.10%            4.63%          0.99%           111%
------------------------------------------------------------
Turner International Core Growth Fund--Investor Class Shares
------------------------------------------------------------
2009*(5)       $ 5.48     (10.92)%+  $       --        1.35%            5.84%          1.37%            77%

* For the six-month period ended March 31, 2009, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
+   Total return is for the period indicated and has not been annualized.
++  Inclusive of fees paid indirectly, waivers and/or reimbursements.
    Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.94%, 1.54%, 1.26%, and 1.11% for the Midcap Growth Fund, Institutional Class Shares, the New Enterprise Fund, the
    Small Cap Growth Fund and the International Core Growth Fund, respectively, for the year ended September 30, 2008. The ratio of net expenses to average net assets would have been 0.29% for New Enterprise Fund for the period ended March 31, 2009.
+++ Excludes effect of in-kind  transfers and mergers, as applicable.
(1) Commenced operations on June 16, 2008. All ratios for the period have been annualized.
(2) Based on average shares outstanding.
(3) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(4) Commenced operations on January 31, 2007. All ratios for the period have been annualized.
(5) Commenced operations on October 31, 2008. All ratios for the period have been annualized.

Amounts designated as "--" are either $0, not applicable or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



                                  TURNER FUNDS 2009 SEMIANNUAL REPORT |  56 & 57

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


              Net asset        Net          Realized and         Total       Dividends    Distributions   Tax
                value,     investment        unrealized          from        from net         from       Return          Total
              beginning      income         gains (losses)    investment     investment      capital       of        dividends and
              of period      (loss)         on investments    operations      income          gains      Capital     distributions
----------------------------------------------------------------------------------------------------------------------------------
Turner Midcap Equity Fund -- Institutional Class Shares
-------------------------------------------------------
2009*          $ 7.89           --              (2.40)          (2.40)           --            --           --              --
2008           $10.68         0.01 (1)(2)       (2.80)          (2.79)           --            --           --              --
2007 (3)       $10.00         0.04 (1)(2)        0.64            0.68            --            --           --              --
--------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Shares
--------------------------------------------------
2009*          $ 7.80           --              (2.40)          (2.40)           --            --           --              --
2008           $10.61        (0.03) (1)         (2.78)          (2.81)           --            --           --              --
2007 (3)       $10.00        (0.02) (1)          0.63            0.61            --            --           --              --
--------------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund -- Institutional Class Shares
--------------------------------------------------------------------------
2009*          $ 8.73         0.07 (1)          (2.61)          (2.54)         (0.06)          --           --           (0.06)
2008 (4)       $10.00         0.04 (1)          (1.31)          (1.27)           --            --           --              --
---------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund -- Investor Class Shares
---------------------------------------------------------------------
2009*          $ 8.72         0.06 (1)          (2.61)          (2.55)         (0.05)          --           --           (0.05)
2008 (4)       $10.00         0.03 (1)          (1.31)          (1.28)           --            --           --              --
----------------------------------------------------------
Turner Small Cap Equity Fund -- Institutional Class Shares
----------------------------------------------------------
2009* (5)      $ 7.73           --              (0.34)          (0.34)           --            --           --              --
-----------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
-----------------------------------------------------
2009*          $11.53         0.01  (1)         (4.14)          (4.13)           --         (0.01)          --           (0.01)
2008           $17.31        (0.06) (1)         (2.95)          (3.01)           --         (2.77)          --           (2.77)
2007           $16.94        (0.12) (1)          1.79            1.67            --         (1.30)          --           (1.30)
2006           $16.06        (0.07) (1)          0.95            0.88            --            --           --              --
2005           $13.92        (0.11) (1)          2.25            2.14            --            --           --              --
2004           $12.27        (0.02)              2.95            2.93            --         (1.23)       (0.05)          (1.28)
----------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Institutional Class Shares
----------------------------------------------------------------------
2009*          $ 8.97         0.09 (1)          (3.16)          (3.07)        (0.17)           --           --           (0.17)
2008           $12.86         0.16 (1)          (2.23)          (2.07)        (0.12)        (1.70)          --           (1.82)
2007           $11.44         0.14 (1)           1.65            1.79         (0.15)        (0.22)          --           (0.37)
2006 (6)       $10.00         0.16 (1)           1.33            1.49         (0.05)           --           --           (0.05)
-----------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Investor Class Shares
-----------------------------------------------------------------
2009*(7)       $ 7.50           --              (1.60)          (1.60)        (0.17)           --           --           (0.17)

                                                                                    Ratio of net
                                          Net          Ratio of     Ratio of total   investment
            Net asset                 assets end    net expenses       expenses     income (loss)     Portfolio
            value, end      Total     of period      to average       to average     to average       turnover
            of period      return       (000)       net assets++      net assets     net assets++     rate+++
------------------------------------------------------------------------------------------------------------------
Turner Micap Equity Fund -- Institutional Class Shares
------------------------------------------------------
2009*          $ 5.49     (30.42)%+     $   380          0.90%          17.40%         0.13%           142%
2008           $ 7.89     (26.12)%      $    85          0.90%          17.32%         0.09%           168%
2007(3)        $10.68       6.80%+      $    --          0.90%          31.25%         0.60%            98%
-------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Share
-------------------------------------------------
2009*          $ 5.40     (30.77)%+     $   305          1.15%          23.51%         0.07%           142%
2008           $ 7.80     (26.48)%      $   429          1.15%          17.02%        (0.32)%          168%
2007(3)        $10.61       6.10%+      $   532          1.15%          22.26%        (0.26)%           98%
--------------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund -- Institutional Class Shares
--------------------------------------------------------------------------
2009*          $ 6.13     (29.15)%+     $   384          0.64%          21.32%         2.12%           161%
2008(4)        $ 8.73     (12.70)%+     $   542          0.64%          17.95%         1.60%           118%
---------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund -- Investor Class Shares
---------------------------------------------------------------------
2009*          $ 6.12     (29.28)%+     $     2          0.89%          21.58%         1.91%           161%
2008(4)        $ 8.72     (12.80)%+     $     2          0.89%          16.99%         1.28%           118%
----------------------------------------------------------
Turner Small Cap Equity Fund -- Institutional Class Shares
----------------------------------------------------------
2009*(5)       $ 7.39      (4.40)%+     $    --          1.20%           2.00%         0.11%           123%
-----------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
-----------------------------------------------------
2009*          $ 7.39     (35.87)%+     $23,420          1.45%           1.94%         0.32%           123%
2008           $11.53     (20.20)%      $24,208          1.45%           1.62%        (0.48)%          168%
2007           $17.31      10.14%       $65,292          1.36%           1.59%        (0.70)%          157%
2006           $16.94       5.48%       $81,340          1.24%           1.70%        (0.39)%          143%
2005           $16.06      15.37%       $67,713          1.43%           1.67%        (0.71)%          170%
2004           $13.92      24.75%       $29,171          1.35%           1.94%        (0.25)%          222%
----------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Institutional Class Shares
----------------------------------------------------------------------
2009*          $ 5.73     (34.53)%+     $   593          0.69%          13.12%         2.73%            90%
2008           $ 8.97     (18.76)%      $   763          0.69%           6.13%         1.54%           181%
2007           $12.86      15.91%       $   835          0.65%           5.25%         1.15%           271%
2006(6)        $11.44      14.92%+      $   580          0.59%           7.71%         1.52%           252%
-----------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Investor Class Shares
-----------------------------------------------------------------
 2009*(7)      $ 5.73     (21.70)%+     $     4          0.94%          15.91%         0.18%            90%

* For the six-month period ended March 31, 2009, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
+   Total return is for the period indicated and has not been annualized.
++  Inclusive of fees paid indirectly, waivers and/or reimbursements.
    Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.95%, 1.20%, 0.66%, 0.91%, and 0.72% for the Midcap Equity Fund, Institutional Class Shares, Midcap Equity Fund, Investor
    Class Shares, Quantitative Broad Market Equity Fund, Institutional Class Shares, Quantitative Broad Market Equity Fund, Investor Class Shares, and the Quantitative Large Cap Value Fund, Institutional Class Shares, respectively, for the year ended September 30, 2008. The ratio of net expenses to average net assets would have been 0.91%, 1.16%, 0.91%, 0.70%, and 0.95% for the Midcap Equity Fund, Institutional Class Shares, Midcap Equity Fund, Investor Class Shares, Quantitative Broad Market
    Equity Fund, Institutional Class Shares, Quantitative Broad Market Equity Fund, Investor Class Shares, Quantitative Large Cap Value
    Fund, Institutional Class Shares, and the Quantitative Large Cap Value Fund, Investor Class Shares, respec- tively, for the period ended March
    31, 2009.
+++ Excludes effect of in-kind  transfers and mergers, as applicable.
(1) Based on average shares outstanding.
(2) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(3) Commenced operations on January 31, 2007. All ratios for the period have been annualized.
(4) Commenced operations on June 30, 2008. All ratios for the period have been annualized.
(5) Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(6) Commenced operations on October 10, 2005. All ratios for the period have been annualized.
(7) Commenced operations on October 31, 2008. All ratios for the period have been annualized.
Amounts designated as "--" are either $0, not applicable or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                  TURNER FUNDS 2009 SEMIANNUAL REPORT |  58 & 59

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

March 31, 2009

1. ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twelve active portfolios as of March 31, 2009. The financial statements included herein are those of the Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner Core Growth Fund (the "Core Growth Fund"), the Turner Emerging Growth Fund (the "Emerging Growth Fund"), the Turner Large Cap Growth Fund (the "Large Cap Growth Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner International Core Growth Fund (the "International Core Growth Fund"), the Turner Midcap Equity Fund (the "Midcap Equity Fund"), the Turner Quantitative Broad Market Equity Fund (the "Quantitative Broad Market Equity Fund"), the Turner Small Cap Equity Fund (the "Small Cap Equity Fund"), and the Turner Quantitative Large Cap Value Fund (the "Quantitative Large Cap Value Fund"), each a "Fund" and collectively the "Funds." The Quantitative Broad Market Equity Fund commenced operations on June 30, 2008.


Each Fund is registered as a diversified portfolio of the Trust with the exception of the Large Cap Growth Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, or a combination of the three. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Emerging Growth, Small Cap Equity and Small Cap Growth Funds were closed to new investors on March 7, 2000, May 1, 2005 and July 31, 2004, respectively. Effective March 1, 2008, the Small Cap Equity Fund was reopened to new investors and existing shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

  USE OF ESTIMATES--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION--Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

  Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.


  For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an


60 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


  indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and approved by the Committee, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

  The Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the International Core Growth Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Core Growth Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the International Core Growth Fund's Administrator and may request that a meeting of the Committee be held.

  If a local market in which the International Core Growth Fund owns securities is closed for one or more days or a portion of a day, the International Core Growth Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

  Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for a fund's financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

  Level 1 -- quoted prices in active markets for identical investments

  Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

  Level 3 -- significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

  The valuation techniques used by the Funds to measure fair value in accordance with FAS 157 during the period ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.


  The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments in accordance with FAS 157 carried at value (000):


INVESTMENTS IN SECURITIES     LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
-------------------------    --------     -------    ---------   --------
Turner Concentrated
  Growth Fund                $ 28,578     $ --         $ --      $ 28,578
Turner Core Growth Fund       440,820       --           --       440,820
Turner Emerging
  Growth Fund                 335,282       --           --       335,282
Turner Large Cap
  Growth Fund                  23,084       --           --        23,084
Turner Midcap
  Growth Fund                 781,378       --           --       781,378
Turner New
  Enterprise Fund              20,002       --           --        20,002
Turner Small Cap
  Growth Fund                 191,320       --           --       191,320
Turner International
  Core Growth Fund              2,557       --           --         2,557
Turner Midcap Equity Fund         688       --           --           688
Turner Quantitative Broad
  Market Equity Fund              385       --           --           385
Turner Small Cap
  Equity Fund                  26,117       --           --        26,117
Turner Quantitative
  Large Cap Value Fund            596       --           --           596


                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  61

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.


  FOREIGN CURRENCY TRANSLATION--The books and records of the International Core Growth Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The International Core Growth Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the International Core Growth Fund's books and the U.S. dollar equivalent amounts actually received or paid.

  EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

  CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

  DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and trustees of the Trust are also officers or employees of Turner Investment Partners, Inc. ("Turner") or SEI Global Funds Services ("SEI"), the Trust's sub-administrator. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

SEI Investments Distribution Co. (the "Distributor") provides distribution services to the Funds under a Distribution Agreement.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENT
   AGREEMENTS:

Turner provides administrative services to the Funds under Administration Agreements with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the six months ended March 31, 2009, SEI was paid $496,623 by Turner.

The Funds have adopted a Distribution Plan for Investor Class and Retirement Class Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund's average daily net assets attributable to Investor Class or Retirement Class Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor twenty-five basis points (0.25%) in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, Service Providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund's average daily net assets attributable to Investor Class and Retirement Class Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of the Concentrated Growth Fund, Core Growth Fund, Emerging Growth Fund, Large Cap Growth Fund, Midcap Growth Fund, New Enterprise Fund, Small Cap Growth Fund, International Core Growth Fund, Midcap Equity Fund, Quantitative Broad Market Equity Fund, Small Cap Equity Fund and Quantitative Large Cap Value Fund and Retirement Class Shares of the Midcap Growth Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended March 31, 2009, the following
Funds


62 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


earned cash management credits which were used to off-set transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statements of Operations.

                                                  AMOUNT
                                                  -----
Concentrated Growth Fund                          $1,108
Core Growth Fund                                     262
Emerging Growth Fund                               1,176
Large Cap Growth Fund                                 89
Midcap Growth Fund                                 4,112
New Enterprise Fund                                1,599
Small Cap Growth Fund                              1,340
International Core Growth Fund                        45
Midcap Equity Fund                                    35
Quantitative Broad Market Equity Fund                 37
Small Cap Equity Fund                                180
Quantitative Large Cap Value Fund                     39

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment
Advisory Agreement dated April 28, 1996 under which
Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of certain
Funds. Pursuant to an Amended and Restated Advisory
Agreement dated November 17, 2006, Turner Investment
Management LLC, an affiliate of Turner, serves as the investment adviser for the Small Cap Equity Fund and Midcap Equity Fund.

For their services, Turner and Turner Investment
Management LLC receive annual fees, which are calcu-lated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management LLC have contractually agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the aver-age daily net assets of each Fund, except the Concentrated Growth Fund and New Enterprise Fund, on an annualized basis through certain dates as disclosed in the following table:


                           ADVISORY   EXPENSE        DATE
                              FEE       CAP        (THROUGH)
                           --------   -------   ----------------
Core Growth Fund
   INSTITUTIONAL CLASS       0.60%*    0.69%    January 31, 2010
   INVESTOR CLASS            0.60%*    0.94%    January 31, 2010

Emerging Growth Fund
   INSTITUTIONAL CLASS       1.00%     1.15%    January 31, 2010
   INVESTOR CLASS            1.00%     1.40%    January 31, 2010

Large Cap Growth Fund
   INSTITUTIONAL CLASS       0.60%     0.69%    January 31, 2010
   INVESTOR CLASS            0.60%     0.94%    January 31, 2010

Midcap Growth Fund
   INSTITUTIONAL CLASS       0.75%     0.93%    January 31, 2010
   INVESTOR CLASS            0.75%     1.18%    January 31, 2010
   RETIREMENT CLASS          0.75%     1.43%    January 31, 2010

Small Cap Growth Fund
   INVESTOR CLASS            1.00%     1.25%    January 31, 2010

International Core
 Growth Fund
   INSTITUTIONAL CLASS       0.85%     1.10%    January 31, 2010
   INVESTOR CLASS            0.85%     1.35%    January 31, 2010

Midcap Equity Fund
 INSTITUTIONAL CLASS         0.75%     0.90%    January 31, 2010
 INVESTOR CLASS              0.75%     1.15%    January 31, 2010

Quantitative Broad Market
 Equity Fund
   INSTITUTIONAL CLASS       0.50%     0.64%   January 31, 2010
   INVESTOR CLASS            0.50%     0.89%   January 31, 2010

Small Cap Equity Fund
   INSTITUTIONAL CLASS       0.95%     1.20%   January 31, 2010
   INVESTOR CLASS            0.95%     1.45%   January 31, 2010

Quantitative Large Cap
 Value Fund
   INSTITUTIONAL CLASS       0.60%     0.69%   January 31, 2010
   INVESTOR CLASS            0.60%     0.94%   January 31, 2010

* PRIOR TO FEBRUARY 1, 2008, THE ADVISORY FEE FOR THE CORE GROWTH
  FUND WAS 0.75%.

For the remaining Funds, the Concentrated Growth Fund and the New Enterprise Fund, the advisory fee is com-prised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's perfor-mance benchmark. The Fund's base fee (1.10% for both the Concentrated Growth Fund and the New Enterprise
Fund) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days

                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  63

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

                          BASE       ANNUAL                     OTHER
                         ADVISORY  ADJUSTMENT   BENCHMARK      EXPENSES
                            FEE       RATE     THRESHOLD(1)      CAP
                         --------  ---------- -------------- --------
Concentrated Growth Fund   1.10%    +/-0.40%     +/-2.50%       0.25%
New Enterprise Fund        1.10     +/-0.40      +/-2.50        0.25

(1) SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION REGARDING THE FUNDS' PERFORMANCE BENCHMARK.

During the six months ended March 31, 2009, the Funds' advisory fees, before waivers, were adjusted in accordance with the policy described above:

                               BASE                    NET ADVISER
                             ADVISER     PERFORMANCE    FEE BEFORE
                               FEE       ADJUSTMENT      WAIVERS
                             --------    -----------   -----------
Concentrated Growth Fund     $162,167    $ (93,960)      $68,207
New Enterprise Fund           104,258     (101,134)        3,124

6. REDEMPTION FEES:

Sales or exchanges out of the Core Growth Fund, New Enterprise Fund, Small Cap Equity Fund and the Quantitative Large Cap Value Fund, within 90 days of purchase are not currently subject to a redemption fee of 2.00%, but may be in the future. The Funds will provide notice to shareholders before they implement the redemption fee.

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended March 31, 2009 were as follows
(000):

                                      PURCHASES (000)      SALES (000)
                                      --------------       -----------
Concentrated Growth Fund                 $ 36,588          $ 37,556
Core Growth Fund                          364,067           372,923
Emerging Growth Fund                      159,810           117,227
Large Cap Growth Fund                      18,131            16,711
Midcap Growth Fund                        543,865           557,321
New Enterprise Fund                        24,475            28,512
Small Cap Growth Fund                     112,782           105,117
International Core Growth Fund              2,264             1,928
Midcap Equity Fund                          1,003               666
Quantitative Broad Market Equity Fund         675               674
Small Cap Equity Fund                      39,063            28,721
Quantitative Large Cap Value Fund             679               567


8. FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments and net operating losses. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2008 and September 30, 2007 were as follows (000):


                        ORDINARY    LONG-TERM
                         INCOME   CAPITAL GAIN     TOTAL
                       --------   ------------     -----
Core Growth Fund
       2008             $  885       $    --      $   885
       2007                496            --          496
Emerging Growth Fund
       2008             $2,910       $84,527      $87,437
       2007                 --        50,964       50,964
Large Cap Growth Fund
       2008             $   89       $    --      $    89
       2007                 66            --           66
International Core
 Growth Fund
       2008             $   33       $    --      $    33
       2007                 --            --           --
Small Cap Equity Fund
       2008             $3,123       $ 6,394      $ 9,517
       2007                128         5,573        5,701
Quantitative Large
 Cap Value Fund
       2008             $   76       $    42      $   118
       2007                 21            --           21




64 |  TURNER FUNDS 2009 SEMIANNUAL  REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


As of September 30, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                            TOTAL
                                                                                 POST-                                 DISTRIBUTABLE
                       UNDISTRIBUTED  UNDISTRIBUTED    CAPITAL       POST-      OCTOBER     UNREALIZED       OTHER         EARNINGS
                         ORDINARY      LONG-TERM        LOSS        OCTOBER    CURRENCY    APPRECIATION     TEMPORARY   (ACCUMULATED
                          INCOME      CAPITAL GAIN   CARRYFORWARD    LOSSES     LOSSES    (DEPRECIATION)   DIFFERENCES     LOSSES)
                       -------------  -------------  ------------   -------    -------    -------------    ----------  -------------
Concentrated
 Growth Fund              $   --       $    --        $(148,986)   $ (11,634)   $ --        $ (4,393)        $  --        $(165,013)
Core Growth Fund           1,519            --           (1,346)    (117,791)     --         (55,221)           --         (172,839)
Emerging Growth Fund          --        12,444               --           --      --          47,157          (206)          59,395
Large Cap Growth Fund         34            --          (15,594)      (5,748)     --          (1,892)           --          (23,200)
Midcap Growth Fund            --            --         (256,451)     (31,433)     --         (48,476)           --         (336,360)
New Enterprise Fund           --            --           (8,815)     (14,271)     --          (3,487)           --          (26,573)
Small Cap Growth Fund         --            --          (51,190)     (15,278)     --           5,261            --          (61,207)
International Core
 Growth Fund                  42            --               --         (556)    (26)           (599)           --           (1,139)
Midcap Equity Fund            --            --              (25)         (91)     --             (42)           --             (158)
Quantitative Broad
 Market Equity Fund            2            --               --          (37)     --             (36)           --              (71)
Small Cap Equity Fund         17            --               --       (5,170)     --             363            --           (4,790)
Quantitative Large Cap
 Value Fund                   11            --               --         (118)     --             (25)           --             (132)


Post-October losses represent losses realized on investment transactions from November 1, 2007 through September 30, 2008 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.


At September 30, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                             EXPIRING SEPTEMBER 30,
                              --------------------------------------------------------------------------------
                               2009      2010         2011       2012     2014      2015      2016      TOTAL
                              ------   --------     -------     ------    ----      ----      ----    --------
Concentrated Growth Fund     $3,435    $132,529     $12,850     $  --     $ --      $ --      $172    $148,986
Core Growth Fund                 --          --         318        --      201       827        --       1,346
Large Cap Growth Fund            --         396      15,137        --       --        --        61      15,594
Midcap Growth Fund               --     126,952     129,499        --       --        --        --     256,451
New Enterprise Fund              --       8,182         386       247       --        --        --       8,815
Small Cap Growth Fund            --      25,196      25,994        --       --        --        --      51,190
Midcap Equity Fund               --          --          --        --       --        --        25          25

During the year ended September 30, 2008, the Core Growth Fund, Midcap Growth Fund, New Enterprise Fund, and Small Cap Growth Fund utilized capital loss carryforwards of $1,259,274, $27,801,581, $881,890, and $2,396,475,
respectively, to offset capital gains.

                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  65

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)
--------------------------------------------------------------------------------

At March 31, 2009, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by the Funds were as follows (000):

                                                                                            NET UNREALIZED
                                          FEDERAL        UNREALIZED        UNREALIZED       APPRECIATION
FUND                                      TAX COST      APPRECIATION      DEPRECIATION     (DEPRECIATION)
----                                      --------      ------------      ------------     ---------------
Concentrated Growth Fund                  $ 29,501        $ 2,988          $ (3,911)          $ (923)
Core Growth Fund                           497,198         24,394           (80,772)         (56,378)
Emerging Growth Fund                       381,418         28,642           (74,778)         (46,136)
Large Cap Growth Fund                       25,707          1,761            (4,384)          (2,623)
Midcap Growth Fund                         883,315         53,026          (154,963)        (101,937)
New Enterprise Fund                         22,084          1,245            (3,327)          (2,082)
Small Cap Growth Fund                      213,824         12,834           (35,338)         (22,504)
International Core Growth Fund               3,086             89              (618)            (529)
Midcap Equity Fund                             719             30               (61)             (31)
Quantitative Broad Market Equity Fund          392             26               (33)              (7)
Small Cap Equity Fund                       26,685          1,506            (2,074)            (568)
Quantitative Large Cap Value Fund              682             23              (109)             (86)


Management has analyzed the Funds' tax position taken on Federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' Federal and State income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

9. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans, made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.


In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

11. IN-KIND TRANSACTION:

During the six-months ended March 31, 2009, the Midcap Growth Fund distributed securities in lieu of cash for a shareholder redemption. The shareholder received a pro-rata portion of the Fund's holdings. The value of the redemption was as follows:

DATE              REDEMPTION       SECURITIES      CASH      REALIZED LOSS      FUND SHARES REDEEMED
----              ----------       ----------     -------    -------------      --------------------
12/22/08          $8,209,938       $8,167,796     $42,142     $3,254,486             458,074

This transaction was completed pursuant to procedures adopted by the Board. These procedures are designed to minimize or eliminate any adverse tax implications to the Funds and its shareholders.

12. OTHER MATTERS:

Due to volatility in the equity markets, the market value of some of the Funds' holdings may currently be lower than shown in the Schedules of Investments ("SOI"). The values shown in the SOIs were the market values as of March 31, 2009 and do not reflect any market events after March 31, 2009.



66 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS
                                                                     (Unaudited)
--------------------------------------------------------------------------------

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS

On February 20, 2009, the Board of Trustees (the "Board" or "Trustees") of the Turner Funds (the "Funds or "Trust") held a meeting to decide whether to renew the advisory agreements (the "Advisory Agreements") with Turner Investment Partners, Inc. and Turner Investment Management, LLC (collectively, the "Adviser") for the upcoming year (and whether to approve the Advisory Agreement with respect to a new Fund, the Turner Spectrum Fund). In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser. The information described, among other things: the Adviser's business; its organizational structure, personnel and operations; advisory services; the Funds' performance; compliance; advisory fees and expenses paid by the Funds for the fiscal year ended September 30, 2008; and information on trading. At the meeting, representatives of the Adviser discussed, and answered Board members' questions about, among other things, a chart of advisory fees received by the Adviser for the various Funds; a schedule of the commissions paid to the Trust's top 10 brokers; a soft dollar commission usage report for the fiscal year ended September 30, 2008; the Adviser's Form ADVs; and an Adviser profitability report for the fiscal year ended September 30, 2008.

The Board, including all of the independent Trustees, considered (including to the extent relevant, with respect to the proposed Turner Spectrum Fund), among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the existing Funds over the past one, three, five and ten years, where applicable, versus each Fund's respective Morningstar category and peer group; (3) the contractual and actual compensation to be paid under the agreements as compared to the compensation paid to relevant Morningstar peer groups; (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant Morningstar peer groups; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodology; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser's profitability from each existing Fund for the year ended September 30, 2008; (9) "fall out" bene- fits to the Adviser and its affiliates from the relationship with the Funds; and (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential.

The independent Trustees, in executive session, reached the following conclusions, among others, regarding the Adviser and Advisory Agreements: the recent performance of the existing Funds was, in most cases, lower than the median (although the longer-term performance, where applicable, was in many instances above the median); the advisory fees were generally competitive (half of the existing Funds' advisory fees were above the median while the other half were below the median, and the Spectrum Fund advisory fees were at the median); and the gross and net total expense ratios of the Funds were generally competitive (in most cases the gross and net total expense ratios were below the median). The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the existing Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each existing Fund; and that each Fund was not large enough to attain significant economies of scale. With respect to the Spectrum Fund, the Trustees considered, among other things, the viability of the proposed strategy, the Adviser's experience, qualifications and track record in managing that strategy in a limited partnership vehicle and the length of that record as well as the quality of that performance. The Trustees also considered the proposed fees for the Spectrum Fund, as compared to those of its competitors, including both the net and total expense ratios. They discussed the need for establishment of prime brokerage arrangements for the Spectrum Fund with Goldman Sachs & Co. and the Funds' custodian and considered the Adviser's experience in handling similar prime brokerage arrangements.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously: (a) agreed to renew the Advisory Agreements for another year (and approve the Advisory Agreement with respect to the Spectrum Fund) and (b) determined that the compensation payable by the Trust's Funds under the Advisory Agreements is fair and reasonable.

                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  67

DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.


NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.


                          BEGINNING          ENDING                      EXPENSES
                           ACCOUNT          ACCOUNT       ANNUALIZED       PAID
                            VALUE            VALUE         EXPENSE        DURING
                           10/1/08          3/31/09         RATIOS        PERIOD*
--------------------------------------------------------------------------------
Turner Concentrated Growth Fund -- Investor Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return     $1,000.00          $666.10          0.71%         $2.95
  Hypothetical
    5% Return             1,000.00         1,021.39          0.71           3.58
--------------------------------------------------------------------------------
Turner Core Growth Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           723.40          0.69           2.96
  Hypothetical
    5% Return             1,000.00         1,021.49          0.69           3.48
--------------------------------------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           723.00          0.94           4.04
  Hypothetical
    5% Return             1,000.00         1,020.24          0.94           4.73
--------------------------------------------------------------------------------
Turner Emerging Growth Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           976.20          1.15           1.81**
  Hypothetical
    5% Return             1,000.00         1,019.20          1.15           5.79
--------------------------------------------------------------------------------



                          BEGINNING          ENDING                       EXPENSES
                           ACCOUNT          ACCOUNT       ANNUALIZED        PAID
                            VALUE            VALUE         EXPENSE         DURING
                           10/1/08          3/31/09         RATIOS         PERIOD*
----------------------------------------------------------------------------------
Turner Emerging Growth Fund -- Investor Class Shares
----------------------------------------------------------------------------------
  Actual Fund Return     $1,000.00         $ 623.40          1.40%          $5.67
  Hypothetical
    5% Return             1,000.00         1,017.95          1.40            7.04
----------------------------------------------------------------------------------
Turner Large Cap Growth Fund -- Institutional Class Shares
----------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           741.70          0.69            3.00
  Hypothetical
    5% Return             1,000.00         1,021.49          0.69            3.48
----------------------------------------------------------------------------------
Turner Large Cap Growth Fund -- Investor Class Shares
----------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           741.20          0.94            4.08
  Hypothetical
    5% Return             1,000.00         1,020.24          0.94            4.73
----------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Institutional Class Shares
----------------------------------------------------------------------------------
 Actual Fund Return       1,000.00           683.20         0.93             3.90
   Hypothetical
     5% Return            1,000.00         1,020.29         0.93             4.68
----------------------------------------------------------------------------------



68 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                         BEGINNING           ENDING                     EXPENSES
                          ACCOUNT           ACCOUNT      ANNUALIZED       PAID
                           VALUE             VALUE         EXPENSE       DURING
                          10/1/08           3/31/09        RATIOS        PERIOD*
--------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Investor Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return     $1,000.00         $ 682.20         1.18%         $4.95
  Hypothetical
    5% Return             1,000.00         1,019.05         1.18           5.94
--------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Retirement Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           681.50         1.43           5.99
  Hypothetical
    5% Return             1,000.00         1,017.80         1.43           7.19
--------------------------------------------------------------------------------
Turner New Enterprise Fund -- Investor Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           687.50         0.28           1.18
  Hypothetical
    5% Return             1,000.00         1,023.54         0.28           1.41
--------------------------------------------------------------------------------
Turner Small Cap Growth Fund -- Investor Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           662.40         1.25           5.18
  Hypothetical
    5% Return             1,000.00         1,018.70         1.25           6.29
--------------------------------------------------------------------------------
Turner International Core Growth Fund --
Institutional Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           669.70         1.10           4.58
  Hypothetical
    5% Return             1,000.00         1,019.45         1.10           5.54
--------------------------------------------------------------------------------
Turner International Core Growth Fund --
Investor Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           890.80         1.35            5.31***
  Hypothetical
    5% Return             1,000.00         1,018.20         1.35           6.79
--------------------------------------------------------------------------------
Turner Midcap Equity Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           695.80         0.90           3.81
  Hypothetical
    5% Return             1,000.00         1,020.44         0.90           4.53
--------------------------------------------------------------------------------




                         BEGINNING          ENDING                      EXPENSES
                          ACCOUNT           ACCOUNT     ANNUALIZED         PAID
                           VALUE             VALUE       EXPENSE         DURING
                          10/1/08           3/31/09       RATIOS         PERIOD*
--------------------------------------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return     $1,000.00         $ 692.30         1.15%         $4.85
  Hypothetical
    5% Return             1,000.00         1,019.20         1.15           5.79
--------------------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund --
Institutional Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           708.50         0.64           2.73
  Hypothetical
    5% Return             1,000.00         1,021.74         0.64           3.23
--------------------------------------------------------------------------------
Turner Quantitative Broad Market Equity Fund --
Investor Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           707.20         0.89           3.79
  Hypothetical
    5% Return             1,000.00         1,020.49         0.89           4.48
--------------------------------------------------------------------------------
Turner Small Cap Equity Fund -- Institutional Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           948.70         1.20          1.86**
  Hypothetical
    5% Return             1,000.00         1,018.95         1.20          6.04
--------------------------------------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           641.30         1.45          5.93
  Hypothetical
    5% Return             1,000.00         1,017.70         1.45          7.29
--------------------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund --
Institutional Class Shares
--------------------------------------------------------------------------------
  Actual Fund Return      1,000.00           654.70         0.69          2.85
  Hypothetical
    5% Return             1,000.00         1,021.49         0.69          3.48
--------------------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Investor Class Shares
--------------------------------------------------------------------------------
Actual Fund Return        1,000.00           783.00         0.94           3.49***
Hypothetical
  5% Return               1,000.00         1,020.24         0.94           4.73
--------------------------------------------------------------------------------


* Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period from 10/1/08 - 3/31/09.)
** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 58/365 (to reflect the period from inception to date, 2/1/09 - 3/31/09.)
*** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 152/365 (to reflect the period from inception to date, 10/31/08 - 3/31/09.)


                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  69

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK






















70 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK






















                                       TURNER FUNDS 2009 SEMIANNUAL REPORT |  71

TURNER FUNDS

TURNER FUNDS' TRUSTEES

ALFRED C. SALVATO
Chief Investment Officer & Treasurer
Thomas Jefferson University

JANET F. SANSONE
Chief Management Officer
Office of The Public Printer of the United States

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor, Dean Emeritus, College of Business
Loyola Marymount University



INVESTMENT ADVISERS

TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT LLC
Berwyn, Pennsylvania

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION COMPANY
Oaks, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER
FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR
ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS
DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY
PROSPECTUS ONLY.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management LLC ("TIM") (with respect to the Small Cap Equity Fund and Midcap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, www.turnerinvestments.com; (ii) on the Commission's website at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.


72 |  TURNER FUNDS 2009 SEMIANNUAL REPORT

                                        TURNER FUNDS
                                        P.O. Box 219805
                                        Kansas City, Missouri 64121-9805
                                        Telephone: 1.800.224.6312
                                        Email: mutualfunds@turnerinvestments.com
                                        Web Site:www.turnerinvestments.com

TUR-SA-002-0503

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant's last proxy solicitation.

Item 11.   Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) of the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      Turner Funds


By (Signature and Title)                          /s/ Thomas R. Trala, Jr.
                                                  ------------------------------
                                                  Thomas R. Trala, Jr.,
                                                  President and CEO

Date: June 5, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                          /s/ Thomas R. Trala, Jr.
                                                  ------------------------------
                                                  Thomas R. Trala, Jr.,
                                                  President and CEO

Date: June 5, 2009


By (Signature and Title)                          /s/ Michael Lawson
                                                  ------------------------------
                                                  Michael Lawson,
                                                  Controller and CFO

Date: June 5, 2009